UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock Diversified Fixed Income Fund
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

April 30, 2024
2024 Semi-Annual Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund
• BlackRock LifePath® ESG Index 2025 Fund
• BlackRock LifePath® ESG Index 2030 Fund
• BlackRock LifePath® ESG Index 2035 Fund
• BlackRock LifePath® ESG Index 2040 Fund
• BlackRock LifePath® ESG Index 2045 Fund
• BlackRock LifePath® ESG Index 2050 Fund
• BlackRock LifePath® ESG Index 2055 Fund
• BlackRock LifePath® ESG Index 2060 Fund
• BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

Fund Summary as of April 30, 2024

LifePath ESG Index Funds
Portfolio Management Commentary
How did each Fund perform?
For the six-month period ended April 30, 2024, the LifePath® ESG Index Funds (as defined below) across the vintages of Retirement, 2025, 2030, 2035, 2045, 2050, 2055, 2060 and 2065, all of the Fund’s share classes underperformed their respective custom benchmark.
For the LifePath® ESG Index Fund with the vintage of 2040, all of the Fund’s share classes outperformed its custom benchmark.
What factors influenced performance?
Each LifePath® ESG Index Fund invests in underlying index building block portfolios, each of which is designed to track its respective benchmark. Ultimately, the Funds are designed to perform in line with the assigned custom benchmarks.
Describe recent portfolio activity.
Each of the Funds has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® ESG Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.
Describe portfolio positioning at period end.
At period end, each of the LifePath® ESG Index portfolios was invested according to its respective strategic allocation benchmark within tolerance limits.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Glide Path Evolution
The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”. Under normal circumstances, the asset allocation of each LifePath ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ESG Index Fund, which may be a primary source of income after retirement. As each LifePath ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ESG Index Fund, and determine whether any changes are required to enable each LifePath ESG Index Fund to achieve its investment objective. Because the BlackRock LifePath® ESG Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ESG Index Fund, reallocations of each LifePath ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath ESG Index Fund or achieve its investment objective.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index Retirement Fund
Investment Objective
BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.
The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	51.9%	8.0%	2.2%	0.2%	11.4%	1.4%	0.7%	0.5%	19.3%	4.4%
05/01/21 to 04/30/22	52.1	8.0	2.2	0.7	10.8	1.5	0.7	0.5	18.8	4.7
05/01/22 to 04/30/23	52.2	8.0	2.2	1.1	9.0	1.3	1.8	0.5	19.6	4.3
05/01/23 to 04/30/24	52.1	8.0	2.2	0.8	7.1	3.1	1.1	0.5	22.1	3.0

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	10.16%	5.14%	1.86%
Investor A	9.97	4.82	1.60
Class K	10.17	5.19	1.91
LifePath® ESG Retirement Fund Custom Benchmark(d)	10.45	5.30	2.00
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index Retirement Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1
Money Market Funds	5.3
Liabilities in Excess of Other Assets	(5.3)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.0%
iShares ESG Aware MSCI USA ETF	22.0
iShares TIPS Bond ETF	7.9
iShares ESG Aware MSCI EAFE ETF	7.1
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1
iShares ESG Aware MSCI EM ETF	3.2
iShares ESG Aware MSCI USA Small-Cap ETF	3.1
iShares Developed Real Estate Index Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	1.1
iShares MSCI Canada ETF	0.8

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2025 Fund
Investment Objective
BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	42.0%	7.4%	2.3%	1.0%	13.5%	1.9%	2.1%	0.7%	23.9%	5.2%
05/01/21 to 04/30/22	44.6	7.5	2.1	1.1	12.5	1.9	1.7	0.7	22.9	5.0
05/01/22 to 04/30/23	46.9	7.7	2.2	1.2	10.6	1.6	2.1	0.6	22.6	4.5
05/01/23 to 04/30/24	49.6	7.9	2.2	0.9	7.6	3.3	1.2	0.6	23.5	3.2

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	10.75%	5.95%	2.88%
Investor A	10.58	5.72	2.64
Class K	10.77	6.00	2.93
LifePath® ESG Index 2025 Fund Custom Benchmark(d)	10.92	5.97	3.03
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(c)	The LifePath ESG Index 2025 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2025 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Fixed-Income Funds	58.0%
Equity Funds	42.1
Money Market Funds	16.9
Liabilities in Excess of Other Assets	(17.0)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	50.1%
iShares ESG Aware MSCI USA ETF	23.5
BlackRock Cash Funds: Institutional, SL Agency Shares	16.5
iShares TIPS Bond ETF	7.9
iShares ESG Aware MSCI EAFE ETF	7.5
iShares ESG Aware MSCI EM ETF	3.2
iShares ESG Aware MSCI USA Small-Cap ETF	3.1
iShares Developed Real Estate Index Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	1.2
iShares MSCI Canada ETF	0.8

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2030 Fund
Investment Objective
BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	30.9%	6.4%	2.9%	1.9%	16.8%	2.5%	2.6%	0.8%	29.4%	5.8%
05/01/21 to 04/30/22	33.0	6.6	2.8	1.6	15.7	2.4	2.4	0.9	29.1	5.5
05/01/22 to 04/30/23	35.3	6.8	2.7	1.4	13.9	2.0	2.7	0.8	29.6	4.8
05/01/23 to 04/30/24	37.6	7.0	2.6	1.2	10.3	4.5	1.6	0.8	30.7	3.7

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	12.64%	8.29%	4.50%
Investor A	12.50	8.07	4.24
Class K	12.65	8.35	4.56
LifePath® ESG Index 2030 Fund Custom Benchmark(d)	12.76	8.17	4.62
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(c)	The LifePath ESG Index 2030 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2030 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	55.0%
Fixed-Income Funds	45.0
Money Market Funds	29.0
Liabilities in Excess of Other Assets	(29.0)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	38.0%
iShares ESG Aware MSCI USA ETF	30.6
BlackRock Cash Funds: Institutional, SL Agency Shares	28.5
iShares ESG Aware MSCI EAFE ETF	10.1
iShares TIPS Bond ETF	7.0
iShares ESG Aware MSCI EM ETF	4.4
iShares ESG Aware MSCI USA Small-Cap ETF	3.8
iShares Developed Real Estate Index Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	1.6
iShares MSCI Canada ETF	1.2

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2035 Fund
Investment Objective
BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	20.7%	5.1%	3.5%	2.8%	20.2%	3.0%	3.0%	1.0%	34.7%	6.0%
05/01/21 to 04/30/22	22.8	5.3	3.4	2.2	18.9	2.9	2.9	1.1	35.0	5.5
05/01/22 to 04/30/23	24.9	5.6	3.3	1.7	16.8	2.4	3.3	1.0	35.9	5.1
05/01/23 to 04/30/24	26.9	5.9	3.2	1.5	12.7	5.5	2.0	0.9	37.2	4.2

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	14.05%	9.76%	5.94%
Investor A	13.88	9.56	5.68
Class K	14.06	9.79	5.98
LifePath® ESG Index 2035 Fund Custom Benchmark(d)	14.45	10.18	6.08
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(c)	The LifePath ESG Index 2035 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2035 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	67.1%
Fixed-Income Funds	32.9
Money Market Funds	12.4
Liabilities in Excess of Other Assets	(12.4)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	37.1%
iShares ESG Aware U.S. Aggregate Bond ETF	27.1
iShares ESG Aware MSCI EAFE ETF	12.6
BlackRock Cash Funds: Institutional, SL Agency Shares	12.1
iShares TIPS Bond ETF	5.8
iShares ESG Aware MSCI EM ETF	5.6
iShares ESG Aware MSCI USA Small-Cap ETF	4.1
iShares Developed Real Estate Index Fund, Class K	3.1
iShares MSCI EAFE Small-Cap ETF	2.1
iShares MSCI Canada ETF	1.5

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2040 Fund
Investment Objective
BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	11.7%	3.4%	4.1%	3.8%	23.3%	3.5%	3.3%	1.2%	39.5%	6.2%
05/01/21 to 04/30/22	13.5	3.8	4.0	2.8	21.9	3.4	3.4	1.2	40.5	5.5
05/01/22 to 04/30/23	15.3	4.1	3.9	1.9	19.7	2.8	3.9	1.1	42.0	5.3
05/01/23 to 04/30/24	17.0	4.4	3.8	1.8	15.0	6.5	2.4	1.1	43.3	4.7

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	16.19%	13.02%	7.60%
Investor A	16.14	12.83	7.33
Class K	16.20	13.08	7.65
LifePath® ESG Index 2040 Fund Custom Benchmark(d)	16.09	12.12	7.42
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(c)	The LifePath ESG Index 2040 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2040 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	78.1%
Money Market Funds	24.8
Fixed-Income Funds	21.9
Liabilities in Excess of Other Assets	(24.8)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.2%
BlackRock Cash Funds: Institutional, SL Agency Shares	24.0
iShares ESG Aware U.S. Aggregate Bond ETF	17.4
iShares ESG Aware MSCI EAFE ETF	14.7
iShares ESG Aware MSCI EM ETF	6.3
iShares ESG Aware MSCI USA Small-Cap ETF	4.9
iShares TIPS Bond ETF	4.5
iShares Developed Real Estate Index Fund, Class K	3.8
iShares MSCI EAFE Small-Cap ETF	2.4
iShares MSCI Canada ETF	1.7

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2045 Fund
Investment Objective
BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	4.8%	1.8%	4.5%	4.5%	25.8%	3.9%	3.6%	1.3%	43.5%	6.3%
05/01/21 to 04/30/22	5.9	2.1	4.4	3.3	24.4	3.9	3.8	1.4	45.3	5.5
05/01/22 to 04/30/23	7.1	2.4	4.4	2.1	22.2	3.2	4.3	1.3	47.5	5.5
05/01/23 to 04/30/24	8.4	2.8	4.3	2.0	17.0	7.4	2.7	1.3	49.0	5.1

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	17.12%	13.54%	8.42%
Investor A	16.98	13.26	8.17
Class K	17.23	13.67	8.49
LifePath® ESG Index 2045 Fund Custom Benchmark(d)	17.60	13.89	8.54
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(c)	The LifePath ESG Index 2045 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2045 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	88.6%
Money Market Funds	11.8
Fixed-Income Funds	11.3
Liabilities in Excess of Other Assets	(11.7)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	16.9
BlackRock Cash Funds: Institutional, SL Agency Shares	11.5
iShares ESG Aware U.S. Aggregate Bond ETF	8.5
iShares ESG Aware MSCI EM ETF	7.3
iShares ESG Aware MSCI USA Small-Cap ETF	5.3
iShares Developed Real Estate Index Fund, Class K	4.2
iShares TIPS Bond ETF	2.8
iShares MSCI EAFE Small-Cap ETF	2.7
iShares MSCI Canada ETF	2.0

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2050 Fund
Investment Objective
BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.4%	0.5%	4.7%	5.0%	27.1%	4.2%	3.7%	1.4%	45.6%	6.4%
05/01/21 to 04/30/22	1.8	0.7	4.7	3.6	25.9	4.1	4.0	1.5	48.1	5.6
05/01/22 to 04/30/23	2.3	0.9	4.7	2.3	23.8	3.4	4.6	1.4	51.0	5.6
05/01/23 to 04/30/24	3.0	1.2	4.3	2.2	18.6	8.1	2.9	1.4	52.8	5.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	18.17%	14.64%	9.04%
Investor A	18.05	14.32	8.76
Class K	18.18	14.68	9.10
LifePath® ESG Index 2050 Fund Custom Benchmark(d)	18.63	15.10	9.20
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(c)	The LifePath ESG Index 2050 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2050 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	95.7%
Money Market Funds	34.2
Fixed-Income Funds	4.2
Liabilities in Excess of Other Assets	(34.1)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.9%
BlackRock Cash Funds: Institutional, SL Agency Shares	33.8
iShares ESG Aware MSCI EAFE ETF	18.4
iShares ESG Aware MSCI EM ETF	8.0
iShares ESG Aware MSCI USA Small-Cap ETF	5.7
iShares Developed Real Estate Index Fund, Class K	4.2
iShares ESG Aware U.S. Aggregate Bond ETF	3.0
iShares MSCI EAFE Small-Cap ETF	2.9
iShares MSCI Canada ETF	2.2
iShares MSCI Emerging Markets Small-Cap ETF	1.4

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2055 Fund
Investment Objective
BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.8%	0.2%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	0.8	0.2	4.8	3.7	26.3	4.2	4.1	1.5	48.8	5.6
05/01/22 to 04/30/23	0.8	0.2	4.8	2.4	24.4	3.5	4.8	1.4	52.0	5.7
05/01/23 to 04/30/24	0.9	0.3	4.3	2.3	19.2	8.4	3.0	1.4	54.6	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	18.57%	15.12%	9.23%
Investor A	18.41	14.83	8.97
Class K	18.58	15.16	9.28
LifePath® ESG Index 2055 Fund Custom Benchmark(d)	19.08	15.60	9.40
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(c)	The LifePath ESG Index 2055 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2055 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	45.4
Fixed-Income Funds	1.3
Liabilities in Excess of Other Assets	(45.3)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.6%
BlackRock Cash Funds: Institutional, SL Agency Shares	45.1
iShares ESG Aware MSCI EAFE ETF	19.0
iShares ESG Aware MSCI EM ETF	8.3
iShares ESG Aware MSCI USA Small-Cap ETF	5.9
iShares Developed Real Estate Index Fund, Class K	4.2
iShares MSCI EAFE Small-Cap ETF	3.0
iShares MSCI Canada ETF	2.2
iShares MSCI Emerging Markets Small-Cap ETF	1.4
iShares ESG Aware U.S. Aggregate Bond ETF	1.0

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2060 Fund
Investment Objective
BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	0.9%	0.1%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	0.9	0.1	4.8	3.7	26.3	4.2	4.1	1.5	48.8	5.6
05/01/22 to 04/30/23	0.9	0.1	4.8	2.4	24.4	3.5	4.7	1.4	52.1	5.7
05/01/23 to 04/30/24	0.8	0.2	4.3	2.3	19.2	8.4	3.1	1.4	54.7	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	18.52%	15.08%	9.21%
Investor A	18.42	14.86	8.94
Class K	18.63	15.21	9.28
LifePath® ESG Index 2060 Fund Custom Benchmark(d)	19.08	15.59	9.40
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath ESG Index 2060 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2060 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.1
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(28.0)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	28.1
iShares ESG Aware MSCI EAFE ETF	19.1
iShares ESG Aware MSCI EM ETF	8.2
iShares ESG Aware MSCI USA Small-Cap ETF	5.8
iShares Developed Real Estate Index Fund, Class K	4.2
iShares MSCI EAFE Small-Cap ETF	3.1
iShares MSCI Canada ETF	2.2
iShares MSCI Emerging Markets Small-Cap ETF	1.5
iShares ESG Aware U.S. Aggregate Bond ETF	0.9

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock LifePath® ESG Index 2065 Fund
Investment Objective
BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:
Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI Emerging Markets Extended ESG Focus Index	MSCI Emerging Markets Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index
08/18/20 to 04/30/21	1.0%	0.0%	4.8%	5.1%	27.4%	4.2%	3.7%	1.4%	46.0%	6.4%
05/01/21 to 04/30/22	1.0	0.0	4.8	3.8	26.3	4.2	4.1	1.5	48.7	5.6
05/01/22 to 04/30/23	1.0	0.0	4.8	2.4	24.4	3.5	4.7	1.4	52.1	5.7
05/01/23 to 04/30/24	0.9	0.1	4.3	2.3	19.2	8.4	3.1	1.4	54.7	5.6

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.
Performance
		Average Annual Total Returns(a)(b)
	6-Month Total Returns	1 Year	Since Inception(c)
Institutional	18.62%	15.18%	9.28%
Investor A	18.49	14.96	9.01
Class K	18.72	15.31	9.35
LifePath® ESG Index 2065 Fund Custom Benchmark(d)	19.08	15.59	9.40
Bloomberg MSCI U.S. Aggregate ESG Focus Index	4.95	(1.47)	(3.44)
Bloomberg U.S. TIPS Index (Series-L)	3.61	(1.35)	(0.72)
FTSE EPRA Nareit Developed Index	12.38	(0.88)	1.79
MSCI Canada Custom Capped Index	18.37	7.93	9.63
MSCI EAFE Extended ESG Focus Index	18.75	9.09	7.68
MSCI EAFE Small Cap Index	17.32	5.05	3.84
MSCI Emerging Markets Extended ESG Focus Index	12.40	7.92	(0.15)
MSCI Emerging Markets Small Cap Index	17.97	22.13	12.02
MSCI USA Extended ESG Focus Index	21.14	22.34	11.95
MSCI USA Small Cap Extended ESG Focus Index	20.02	13.51	10.48

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
LifePath ESG Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath ESG Index 2065 Fund commenced operations on August 18, 2020.
(d)
The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated above, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Fund Summary

Fund Summary as of April 30, 2024(continued)

BlackRock LifePath® ESG Index 2065 Fund

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Money Market Funds	5.8
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(5.8)

TEN LARGEST HOLDINGS
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	19.1
iShares ESG Aware MSCI EM ETF	8.3
iShares ESG Aware MSCI USA Small-Cap ETF	5.9
BlackRock Cash Funds: Institutional, SL Agency Shares	5.5
iShares Developed Real Estate Index Fund, Class K	4.2
iShares MSCI EAFE Small-Cap ETF	3.1
iShares MSCI Canada ETF	2.3
iShares MSCI Emerging Markets Small-Cap ETF	1.4
iShares ESG Aware U.S. Aggregate Bond ETF	0.9

(a)	Excludes short-term securities.

2024 BlackRock Semi-Annual Report to Shareholders

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the LifePath ESG Index Funds’ investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Index Fund distributions or the redemption of LifePath ESG Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath ESG Index Fund’s investment adviser and administrator, respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Index Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each LifePath ESG Index Fund’s performance would have been lower. With respect to each LifePath ESG Index Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Index Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The LifePath ESG Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath ESG Index Funds’ changing asset allocations over time. As of April 30, 2024, the following indexes are used to calculate the LifePath ESG Index Funds’ custom benchmarks: Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index.
The Bloomberg MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from Developed Markets (DM) countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across DM countries around the world, excluding the US and Canada. The Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across DM countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI Emerging Markets Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI Emerging Markets Small Cap Index is an equity index which includes small cap representation across EM countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The Index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.
About Fund Performance

Disclosure of Expenses

Shareholders of each LifePath ESG Index Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Index Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath ESG Index Retirement Fund
Institutional	$ 1,000.00	$ 1,101.60	$ 0.60	$ 1,000.00	$ 1,024.29	$ 0.58	0.11%
Investor A	1,000.00	1,099.70	1.90	1,000.00	1,023.05	1.83	0.36
Class K	1,000.00	1,101.70	0.34	1,000.00	1,024.54	0.33	0.07
LifePath ESG Index 2025 Fund
Institutional	1,000.00	1,107.50	0.59	1,000.00	1,024.31	0.56	0.11
Investor A	1,000.00	1,105.80	1.89	1,000.00	1,023.07	1.82	0.36
Class K	1,000.00	1,107.70	0.32	1,000.00	1,024.56	0.31	0.06
LifePath ESG Index 2030 Fund
Institutional	1,000.00	1,126.40	0.52	1,000.00	1,024.37	0.50	0.10
Investor A	1,000.00	1,125.00	1.83	1,000.00	1,023.14	1.74	0.35
Class K	1,000.00	1,126.50	0.25	1,000.00	1,024.63	0.24	0.05
LifePath ESG Index 2035 Fund
Institutional	1,000.00	1,140.50	0.47	1,000.00	1,024.42	0.45	0.09
Investor A	1,000.00	1,138.80	1.79	1,000.00	1,023.19	1.70	0.34
Class K	1,000.00	1,140.60	0.20	1,000.00	1,024.68	0.19	0.04
LifePath ESG Index 2040 Fund
Institutional	1,000.00	1,161.90	0.41	1,000.00	1,024.49	0.38	0.08
Investor A	1,000.00	1,161.40	1.74	1,000.00	1,023.25	1.63	0.32
Class K	1,000.00	1,162.00	0.14	1,000.00	1,024.74	0.13	0.03
LifePath ESG Index 2045 Fund
Institutional	1,000.00	1,171.20	0.37	1,000.00	1,024.52	0.35	0.07
Investor A	1,000.00	1,169.80	1.71	1,000.00	1,023.29	1.60	0.32
Class K	1,000.00	1,172.30	0.09	1,000.00	1,024.78	0.09	0.02
LifePath ESG Index 2050 Fund
Institutional	1,000.00	1,181.70	0.34	1,000.00	1,024.56	0.31	0.06
Investor A	1,000.00	1,180.50	1.69	1,000.00	1,023.32	1.57	0.31
Class K	1,000.00	1,181.80	0.06	1,000.00	1,024.81	0.06	0.01
LifePath ESG Index 2055 Fund
Institutional	1,000.00	1,185.70	0.33	1,000.00	1,024.56	0.30	0.06
Investor A	1,000.00	1,184.10	1.69	1,000.00	1,023.32	1.56	0.31
Class K	1,000.00	1,185.80	0.05	1,000.00	1,024.81	0.05	0.01
LifePath ESG Index 2060 Fund
Institutional	1,000.00	1,185.20	0.33	1,000.00	1,024.56	0.31	0.06
Investor A	1,000.00	1,184.20	1.68	1,000.00	1,023.32	1.56	0.31
Class K	1,000.00	1,186.30	0.05	1,000.00	1,024.82	0.05	0.01
LifePath ESG Index 2065 Fund
Institutional	1,000.00	1,186.20	0.33	1,000.00	1,024.56	0.30	0.06
Investor A	1,000.00	1,184.90	1.69	1,000.00	1,023.32	1.56	0.31
Class K	1,000.00	1,187.20	0.06	1,000.00	1,024.81	0.05	0.01

(a)
For each class of the LifePath ESG Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period shown).

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 40.1%
iShares Developed Real Estate Index Fund, Class K	8,275	$ 72,409
iShares ESG Aware MSCI EAFE ETF	3,049	235,840
iShares ESG Aware MSCI EM ETF(b)	3,307	106,320
iShares ESG Aware MSCI USA ETF	6,636	731,818
iShares ESG Aware MSCI USA Small-Cap ETF	2,701	101,288
iShares MSCI Canada ETF	760	28,059
iShares MSCI EAFE Small-Cap ETF(b)	622	38,048
iShares MSCI Emerging Markets Small-Cap ETF(b)	305	18,138
		1,331,920
Fixed-Income Funds — 59.9%
iShares ESG Aware U.S. Aggregate Bond ETF	37,750	1,726,307
iShares TIPS Bond ETF	2,490	262,770
		1,989,077
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	167,234	167,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	6,677	6,676
		173,961
Total Investments — 105.3% (Cost: $3,474,166)		3,494,958
Liabilities in Excess of Other Assets — (5.3)%		(174,474)
Net Assets — 100.0%		$ 3,320,484

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,738	$ —	$ (107,577)(a)	$ 147	$ (23)	$ 167,285	167,234	$ 1,050 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,436	1,240 (a)	—	—	—	6,676	6,677	200	—
iShares Developed Real Estate Index Fund, Class K	63,701	4,010	(1,725)	(48)	6,471	72,409	8,275	1,386	—
iShares ESG Aware MSCI EAFE ETF	205,810	11,404	(13,693)	439	31,880	235,840	3,049	2,804	—
iShares ESG Aware MSCI EM ETF	87,552	16,519	(6,741)	(2,091)	11,081	106,320	3,307	1,839	—
iShares ESG Aware MSCI USA ETF	635,387	18,589	(49,245)	4,309	122,778	731,818	6,636	4,810	—
iShares ESG Aware MSCI USA Small-Cap ETF	99,350	3,870	(21,215)	2,286	16,997	101,288	2,701	725	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,520,518	207,457	(39,377)	(7,844)	45,553	1,726,307	37,750	31,553	—
iShares MSCI Canada ETF	23,615	1,245	(650)	(14)	3,863	28,059	760	359	—
iShares MSCI EAFE Small-Cap ETF	32,447	2,067	(911)	13	4,432	38,048	622	497	—
iShares MSCI Emerging Markets Small-Cap ETF	14,878	1,479	(400)	22	2,159	18,138	305	347	—
iShares TIPS Bond ETF	236,543	26,208	(5,873)	(1,064)	6,956	262,770	2,490	1,789	—
				$ (3,845)	$ 252,147	$ 3,494,958		$ 47,359	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,331,920	$ —	$ —	$ 1,331,920
Fixed-Income Funds	1,989,077	—	—	1,989,077
Money Market Funds	173,961	—	—	173,961
	$3,494,958	$—	$—	$3,494,958
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2025 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 42.1%
iShares Developed Real Estate Index Fund, Class K	7,306	$ 63,927
iShares ESG Aware MSCI EAFE ETF	2,794	216,116
iShares ESG Aware MSCI EM ETF(b)	2,905	93,396
iShares ESG Aware MSCI USA ETF	6,160	679,325
iShares ESG Aware MSCI USA Small-Cap ETF	2,376	89,100
iShares MSCI Canada ETF	671	24,773
iShares MSCI EAFE Small-Cap ETF(b)	561	34,316
iShares MSCI Emerging Markets Small-Cap ETF	275	16,354
		1,217,307
Fixed-Income Funds — 58.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	31,737	1,451,333
iShares TIPS Bond ETF(b)	2,156	227,524
		1,678,857
Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	478,963	479,107
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	10,329	10,329
		489,436
Total Investments — 117.0% (Cost: $3,258,831)		3,385,600
Liabilities in Excess of Other Assets — (17.0)%		(490,977)
Net Assets — 100.0%		$ 2,894,623

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 478,868 (a)	$ —	$ 239	$ —	$ 479,107	478,963	$ 1,009 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,405	3,924 (a)	—	—	—	10,329	10,329	228	—
iShares Developed Real Estate Index Fund, Class K	63,046	8,719	(14,169)	(231)	6,562	63,927	7,306	1,410	—
iShares ESG Aware MSCI EAFE ETF	232,716	21,465	(75,341)	5,917	31,359	216,116	2,794	3,188	—
iShares ESG Aware MSCI EM ETF	99,329	19,553	(35,734)	(2,928)	13,176	93,396	2,905	2,096	—
iShares ESG Aware MSCI USA ETF	705,322	46,217	(215,943)	23,985	119,744	679,325	6,160	5,419	—
iShares ESG Aware MSCI USA Small-Cap ETF	104,729	9,856	(46,423)	6,332	14,606	89,100	2,376	785	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,441,006	306,892	(328,288)	(77,715)	109,438	1,451,333	31,737	30,892	—
iShares MSCI Canada ETF	28,090	692	(8,717)	1,064	3,644	24,773	671	428	—
iShares MSCI EAFE Small-Cap ETF	38,528	2,611	(12,148)	439	4,886	34,316	561	593	—
iShares MSCI Emerging Markets Small-Cap ETF	18,155	394	(4,784)	388	2,201	16,354	275	425	—
iShares TIPS Bond ETF	230,786	39,517	(48,317)	(9,324)	14,862	227,524	2,156	1,756	—
				$ (51,834)	$ 320,478	$ 3,385,600		$ 48,229	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,217,307	$ —	$ —	$ 1,217,307
Fixed-Income Funds	1,678,857	—	—	1,678,857
Money Market Funds	489,436	—	—	489,436
	$3,385,600	$—	$—	$3,385,600
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 55.0%
iShares Developed Real Estate Index Fund, Class K	12,098	$ 105,857
iShares ESG Aware MSCI EAFE ETF	5,435	420,397
iShares ESG Aware MSCI EM ETF(b)	5,646	181,519
iShares ESG Aware MSCI USA ETF(b)	11,500	1,268,220
iShares ESG Aware MSCI USA Small-Cap ETF	4,161	156,038
iShares MSCI Canada ETF(b)	1,304	48,144
iShares MSCI EAFE Small-Cap ETF(b)	1,093	66,859
iShares MSCI Emerging Markets Small-Cap ETF	534	31,757
		2,278,791
Fixed-Income Funds — 45.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	34,452	1,575,490
iShares TIPS Bond ETF(b)	2,765	291,790
		1,867,280
Money Market Funds — 29.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	1,182,668	1,183,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	20,345	20,345
		1,203,368
Total Investments — 129.0% (Cost: $4,873,016)		5,349,439
Liabilities in Excess of Other Assets — (29.0)%		(1,202,191)
Net Assets — 100.0%		$ 4,147,248

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 43,884	$ 1,139,232 (a)	$ —	$ (88)	$ (5)	$ 1,183,023	1,182,668	$ 2,025 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,045	10,300 (a)	—	—	—	20,345	20,345	414	—
iShares Developed Real Estate Index Fund, Class K	135,775	13,029	(57,843)	(637)	15,533	105,857	12,098	2,949	—
iShares ESG Aware MSCI EAFE ETF	560,003	36,371	(266,745)	24,878	65,890	420,397	5,435	7,876	—
iShares ESG Aware MSCI EM ETF	241,568	37,675	(122,057)	(3,656)	27,989	181,519	5,646	5,246	—
iShares ESG Aware MSCI USA ETF	1,633,749	84,808	(788,782)	102,497	235,948	1,268,220	11,500	12,523	—
iShares ESG Aware MSCI USA Small-Cap ETF	199,204	13,588	(97,265)	10,430	30,081	156,038	4,161	1,533	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,938,492	392,825	(805,205)	(140,224)	189,602	1,575,490	34,452	41,118	—
iShares MSCI Canada ETF	64,591	3,858	(31,500)	2,949	8,246	48,144	1,304	1,013	—
iShares MSCI EAFE Small-Cap ETF	90,508	4,722	(41,043)	1,624	11,048	66,859	1,093	1,428	—
iShares MSCI Emerging Markets Small-Cap ETF	39,847	3,146	(16,988)	1,190	4,562	31,757	534	961	—
iShares TIPS Bond ETF	369,977	51,669	(139,647)	(26,034)	35,825	291,790	2,765	2,823	—
				$ (27,071)	$ 624,719	$ 5,349,439		$ 79,909	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,278,791	$ —	$ —	$ 2,278,791
Fixed-Income Funds	1,867,280	—	—	1,867,280
Money Market Funds	1,203,368	—	—	1,203,368
	$5,349,439	$—	$—	$5,349,439
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 67.1%
iShares Developed Real Estate Index Fund, Class K	12,453	$ 108,967
iShares ESG Aware MSCI EAFE ETF	5,715	442,055
iShares ESG Aware MSCI EM ETF(b)	6,161	198,076
iShares ESG Aware MSCI USA ETF(b)	11,815	1,302,958
iShares ESG Aware MSCI USA Small-Cap ETF	3,875	145,313
iShares MSCI Canada ETF	1,457	53,792
iShares MSCI EAFE Small-Cap ETF(b)	1,194	73,037
iShares MSCI Emerging Markets Small-Cap ETF	585	34,790
		2,358,988
Fixed-Income Funds — 32.9%
iShares ESG Aware U.S. Aggregate Bond ETF	20,786	950,544
iShares TIPS Bond ETF	1,932	203,884
		1,154,428
Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	423,474	423,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	11,005	11,005
		434,606
Total Investments — 112.4% (Cost: $3,584,114)		3,948,022
Liabilities in Excess of Other Assets — (12.4)%		(434,627)
Net Assets — 100.0%		$ 3,513,395

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 824,810	$ —	$ (401,395)(a)	$ 215	$ (29)	$ 423,601	423,474	$ 1,601 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,047	2,958 (a)	—	—	—	11,005	11,005	264	—
iShares Developed Real Estate Index Fund, Class K	100,506	13,866	(16,024)	(716)	11,335	108,967	12,453	2,146	—
iShares ESG Aware MSCI EAFE ETF	414,698	39,198	(75,763)	2,652	61,270	442,055	5,715	5,696	—
iShares ESG Aware MSCI EM ETF	178,041	34,731	(32,113)	(4,759)	22,176	198,076	6,161	3,766	—
iShares ESG Aware MSCI USA ETF	1,180,123	82,318	(194,110)	14,860	219,767	1,302,958	11,815	8,784	—
iShares ESG Aware MSCI USA Small-Cap ETF	127,656	16,651	(23,453)	1,146	23,313	145,313	3,875	968	—
iShares ESG Aware U.S. Aggregate Bond ETF	826,831	190,618	(86,995)	(17,765)	37,855	950,544	20,786	17,194	—
iShares MSCI Canada ETF	48,213	2,848	(5,039)	167	7,603	53,792	1,457	741	—
iShares MSCI EAFE Small-Cap ETF	66,832	5,781	(8,643)	112	8,955	73,037	1,194	1,033	—
iShares MSCI Emerging Markets Small-Cap ETF	29,963	3,717	(3,190)	39	4,261	34,790	585	704	—
iShares TIPS Bond ETF	184,115	34,500	(19,305)	(3,629)	8,203	203,884	1,932	1,395	—
				$ (7,678)	$ 404,709	$ 3,948,022		$ 44,292	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,358,988	$ —	$ —	$ 2,358,988
Fixed-Income Funds	1,154,428	—	—	1,154,428
Money Market Funds	434,606	—	—	434,606
	$3,948,022	$—	$—	$3,948,022
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 78.1%
iShares Developed Real Estate Index Fund, Class K	22,791	$ 199,423
iShares ESG Aware MSCI EAFE ETF	10,086	780,152
iShares ESG Aware MSCI EM ETF(b)	10,435	335,485
iShares ESG Aware MSCI USA ETF(b)	20,743	2,287,538
iShares ESG Aware MSCI USA Small-Cap ETF	6,898	258,675
iShares MSCI Canada ETF(b)	2,439	90,048
iShares MSCI EAFE Small-Cap ETF(b)	2,027	123,992
iShares MSCI Emerging Markets Small-Cap ETF	1,000	59,470
		4,134,783
Fixed-Income Funds — 21.9%
iShares ESG Aware U.S. Aggregate Bond ETF	20,126	920,362
iShares TIPS Bond ETF	2,260	238,498
		1,158,860
Money Market Funds — 24.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	1,274,543	1,274,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	40,849	40,849
		1,315,774
Total Investments — 124.8% (Cost: $5,853,602)		6,609,417
Liabilities in Excess of Other Assets — (24.8)%		(1,312,185)
Net Assets — 100.0%		$ 5,297,232

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 151,554	$ 1,123,291 (a)	$ —	$ 80	$ —	$ 1,274,925	1,274,543	$ 3,479 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,338	26,511 (a)	—	—	—	40,849	40,849	1,031	—
iShares Developed Real Estate Index Fund, Class K	252,358	73,892	(151,560)	(4,306)	29,039	199,423	22,791	5,917	—
iShares ESG Aware MSCI EAFE ETF	1,035,876	239,798	(666,329)	46,554	124,253	780,152	10,086	14,396	—
iShares ESG Aware MSCI EM ETF	453,796	145,804	(311,963)	2,035	45,813	335,485	10,435	9,714	—
iShares ESG Aware MSCI USA ETF	2,957,227	592,865	(1,891,178)	198,003	430,621	2,287,538	20,743	24,261	—
iShares ESG Aware MSCI USA Small-Cap ETF	293,240	105,183	(197,083)	9,650	47,685	258,675	6,898	2,428	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,107,347	488,499	(694,832)	(65,887)	85,235	920,362	20,126	25,398	—
iShares MSCI Canada ETF	121,056	25,195	(77,358)	5,211	15,944	90,048	2,439	1,876	—
iShares MSCI EAFE Small-Cap ETF	169,986	37,900	(107,497)	2,927	20,676	123,992	2,027	2,654	—
iShares MSCI Emerging Markets Small-Cap ETF	75,429	20,176	(47,451)	2,752	8,564	59,470	1,000	1,797	—
iShares TIPS Bond ETF	294,933	112,936	(176,137)	(16,459)	23,225	238,498	2,260	2,286	—
				$ 180,560	$ 831,055	$ 6,609,417		$ 95,237	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,134,783	$ —	$ —	$ 4,134,783
Fixed-Income Funds	1,158,860	—	—	1,158,860
Money Market Funds	1,315,774	—	—	1,315,774
	$6,609,417	$—	$—	$6,609,417
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 88.6%
iShares Developed Real Estate Index Fund, Class K	30,005	$ 262,546
iShares ESG Aware MSCI EAFE ETF	13,689	1,058,844
iShares ESG Aware MSCI EM ETF(b)	14,290	459,424
iShares ESG Aware MSCI USA ETF	27,790	3,064,681
iShares ESG Aware MSCI USA Small-Cap ETF	8,819	330,712
iShares MSCI Canada ETF	3,447	127,263
iShares MSCI EAFE Small-Cap ETF(b)	2,785	170,358
iShares MSCI Emerging Markets Small-Cap ETF(b)	1,336	79,452
		5,553,280
Fixed-Income Funds — 11.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	11,682	534,218
iShares TIPS Bond ETF	1,624	171,381
		705,599
Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	719,177	719,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	17,762	17,762
		737,155
Total Investments — 111.7% (Cost: $6,188,743)		6,996,034
Liabilities in Excess of Other Assets — (11.7)%		(731,784)
Net Assets — 100.0%		$ 6,264,250

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 67,705	$ 652,048 (a)	$ —	$ (358)	$ (2)	$ 719,393	719,177	$ 2,221 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	9,612	8,150 (a)	—	—	—	17,762	17,762	1,294	—
iShares Developed Real Estate Index Fund, Class K	170,606	103,967	(26,980)	(2,809)	17,762	262,546	30,005	4,471	—
iShares ESG Aware MSCI EAFE ETF	725,789	345,406	(137,140)	5,071	119,718	1,058,844	13,689	10,441	—
iShares ESG Aware MSCI EM ETF	321,895	179,269	(78,707)	(5,628)	42,595	459,424	14,290	7,124	—
iShares ESG Aware MSCI USA ETF	2,046,035	939,267	(368,032)	12,519	434,892	3,064,681	27,790	18,610	—
iShares ESG Aware MSCI USA Small-Cap ETF	186,058	143,556	(35,100)	1,521	34,677	330,712	8,819	1,740	—
iShares ESG Aware U.S. Aggregate Bond ETF	325,120	254,337	(48,487)	(10,113)	13,361	534,218	11,682	8,426	—
iShares MSCI Canada ETF	84,873	40,040	(12,453)	342	14,461	127,263	3,447	1,360	—
iShares MSCI EAFE Small-Cap ETF	119,996	54,776	(21,894)	48	17,432	170,358	2,785	1,936	—
iShares MSCI Emerging Markets Small-Cap ETF	53,580	24,927	(7,791)	100	8,636	79,452	1,336	1,318	—
iShares TIPS Bond ETF	108,351	77,214	(16,428)	(3,128)	5,372	171,381	1,624	866	—
				$ (2,435)	$ 708,904	$ 6,996,034		$ 59,807	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,553,280	$ —	$ —	$ 5,553,280
Fixed-Income Funds	705,599	—	—	705,599
Money Market Funds	737,155	—	—	737,155
	$6,996,034	$—	$—	$6,996,034
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 95.7%
iShares Developed Real Estate Index Fund, Class K	33,341	$ 291,735
iShares ESG Aware MSCI EAFE ETF	16,460	1,273,181
iShares ESG Aware MSCI EM ETF(b)	17,227	553,848
iShares ESG Aware MSCI USA ETF(b)	33,191	3,660,303
iShares ESG Aware MSCI USA Small-Cap ETF	10,546	395,475
iShares MSCI Canada ETF(b)	4,125	152,295
iShares MSCI EAFE Small-Cap ETF(b)	3,344	204,552
iShares MSCI Emerging Markets Small-Cap ETF(b)	1,634	97,175
		6,628,564
Fixed-Income Funds — 4.2%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	4,577	209,306
iShares TIPS Bond ETF	751	79,253
		288,559
Money Market Funds — 34.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	2,337,956	2,338,657
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	25,815	25,815
		2,364,472
Total Investments — 134.1% (Cost: $8,318,530)		9,281,595
Liabilities in Excess of Other Assets — (34.1)%		(2,357,620)
Net Assets — 100.0%		$ 6,923,975

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 90,059	$ 2,248,747 (a)	$ —	$ (144)	$ (5)	$ 2,338,657	2,337,956	$ 2,868 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,899	10,916 (a)	—	—	—	25,815	25,815	1,152	—
iShares Developed Real Estate Index Fund, Class K	197,418	94,796	(17,875)	(1,895)	19,291	291,735	33,341	5,129	—
iShares ESG Aware MSCI EAFE ETF	890,303	342,527	(107,139)	718	146,772	1,273,181	16,460	12,981	—
iShares ESG Aware MSCI EM ETF	386,215	195,517	(70,089)	(5,764)	47,969	553,848	17,227	8,822	—
iShares ESG Aware MSCI USA ETF	2,489,027	910,899	(268,365)	3,873	524,869	3,660,303	33,191	22,088	—
iShares ESG Aware MSCI USA Small-Cap ETF	230,591	143,519	(21,424)	412	42,377	395,475	10,546	2,059	—
iShares ESG Aware U.S. Aggregate Bond ETF	126,517	92,962	(11,456)	(2,373)	3,656	209,306	4,577	3,189	—
iShares MSCI Canada ETF	102,108	42,003	(9,203)	80	17,307	152,295	4,125	1,664	—
iShares MSCI EAFE Small-Cap ETF	144,749	51,888	(12,528)	(154)	20,597	204,552	3,344	2,367	—
iShares MSCI Emerging Markets Small-Cap ETF	65,337	27,248	(5,809)	(41)	10,440	97,175	1,634	1,630	—
iShares TIPS Bond ETF	49,550	33,489	(4,803)	(896)	1,913	79,253	751	398	—
				$ (6,184)	$ 835,186	$ 9,281,595		$ 64,347	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,628,564	$ —	$ —	$ 6,628,564
Fixed-Income Funds	288,559	—	—	288,559
Money Market Funds	2,364,472	—	—	2,364,472
	$9,281,595	$—	$—	$9,281,595
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.6%
iShares Developed Real Estate Index Fund, Class K	20,351	$ 178,072
iShares ESG Aware MSCI EAFE ETF	10,440	807,534
iShares ESG Aware MSCI EM ETF(b)	10,931	351,431
iShares ESG Aware MSCI USA ETF(b)	21,005	2,316,431
iShares ESG Aware MSCI USA Small-Cap ETF	6,635	248,812
iShares MSCI Canada ETF(b)	2,575	95,069
iShares MSCI EAFE Small-Cap ETF(b)	2,115	129,375
iShares MSCI Emerging Markets Small-Cap ETF	1,037	61,670
		4,188,394
Fixed-Income Funds — 1.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	931	42,575
iShares TIPS Bond ETF	128	13,508
		56,083
Money Market Funds — 45.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	1,913,536	1,914,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	12,901	12,901
		1,927,011
Total Investments — 145.3% (Cost: $5,451,456)		6,171,488
Liabilities in Excess of Other Assets — (45.3)%		(1,925,299)
Net Assets — 100.0%		$ 4,246,189

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 310,087	$ 1,604,115 (a)	$ —	$ (83)	$ (9)	$ 1,914,110	1,913,536	$ 1,551 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,260	4,641 (a)	—	—	—	12,901	12,901	535	—
iShares Developed Real Estate Index Fund, Class K	129,298	46,733	(9,742)	(811)	12,594	178,072	20,351	3,088	—
iShares ESG Aware MSCI EAFE ETF	608,193	163,274	(62,568)	1,383	97,252	807,534	10,440	8,314	—
iShares ESG Aware MSCI EM ETF	267,384	96,962	(41,626)	(4,461)	33,172	351,431	10,931	5,616	—
iShares ESG Aware MSCI USA ETF	1,694,793	403,249	(133,652)	1,271	350,770	2,316,431	21,005	14,261	—
iShares ESG Aware MSCI USA Small-Cap ETF	150,834	82,880	(12,205)	(194)	27,497	248,812	6,635	1,292	—
iShares ESG Aware U.S. Aggregate Bond ETF	24,281	19,705	(1,582)	(345)	516	42,575	931	566	—
iShares MSCI Canada ETF	70,272	18,330	(5,218)	27	11,658	95,069	2,575	1,068	—
iShares MSCI EAFE Small-Cap ETF	100,463	22,098	(7,112)	(147)	14,073	129,375	2,115	1,539	—
iShares MSCI Emerging Markets Small-Cap ETF	44,997	12,925	(3,195)	(186)	7,129	61,670	1,037	1,050	—
iShares TIPS Bond ETF	8,841	5,023	(532)	(112)	288	13,508	128	71	—
				$ (3,658)	$ 554,940	$ 6,171,488		$ 38,951	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,188,394	$ —	$ —	$ 4,188,394
Fixed-Income Funds	56,083	—	—	56,083
Money Market Funds	1,927,011	—	—	1,927,011
	$6,171,488	$—	$—	$6,171,488
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	25,351	$ 221,825
iShares ESG Aware MSCI EAFE ETF	12,891	997,119
iShares ESG Aware MSCI EM ETF(b)	13,333	428,656
iShares ESG Aware MSCI USA ETF(b)	25,953	2,862,097
iShares ESG Aware MSCI USA Small-Cap ETF	8,123	304,613
iShares MSCI Canada ETF(b)	3,180	117,406
iShares MSCI EAFE Small-Cap ETF(b)	2,613	159,837
iShares MSCI Emerging Markets Small-Cap ETF	1,276	75,883
		5,167,436
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	993	45,410
iShares TIPS Bond ETF	81	8,548
		53,958
Security	Shares	Value

Money Market Funds — 28.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	1,469,430	$ 1,469,870
Total Investments — 128.0% (Cost: $5,820,724)		6,691,264
Liabilities in Excess of Other Assets — (28.0)%		(1,464,152)
Net Assets — 100.0%		$ 5,227,112

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,469,760 (a)	$ —	$ 110	$ —	$ 1,469,870	1,469,430	$ 2,171 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	52,300	—	(52,300)(a)	—	—	—	—	696	—
iShares Developed Real Estate Index Fund, Class K	164,729	53,169	(11,671)	(836)	16,434	221,825	25,351	4,095	—
iShares ESG Aware MSCI EAFE ETF	748,277	205,387	(80,890)	1,038	123,307	997,119	12,891	11,209	—
iShares ESG Aware MSCI EM ETF	325,156	126,794	(57,952)	(4,480)	39,138	428,656	13,333	7,627	—
iShares ESG Aware MSCI USA ETF	2,093,789	512,028	(188,409)	807	443,882	2,862,097	25,953	18,256	—
iShares ESG Aware MSCI USA Small-Cap ETF	195,745	89,649	(17,387)	225	36,381	304,613	8,123	1,704	—
iShares ESG Aware U.S. Aggregate Bond ETF	33,975	11,749	(1,013)	(233)	932	45,410	993	770	—
iShares MSCI Canada ETF	86,428	25,238	(9,219)	85	14,874	117,406	3,180	1,451	—
iShares MSCI EAFE Small-Cap ETF	122,687	29,945	(10,251)	(71)	17,527	159,837	2,613	2,041	—
iShares MSCI Emerging Markets Small-Cap ETF	55,194	16,376	(4,130)	(198)	8,641	75,883	1,276	1,398	—
iShares TIPS Bond ETF	5,962	2,556	(106)	(24)	160	8,548	81	47	—
				$ (3,577)	$ 701,276	$ 6,691,264		$ 51,465	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,167,436	$ —	$ —	$ 5,167,436
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 53,958	$ —	$ —	$ 53,958
Money Market Funds	1,469,870	—	—	1,469,870
	$6,691,264	$—	$—	$6,691,264
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.0%
iShares Developed Real Estate Index Fund, Class K	16,644	$ 145,635
iShares ESG Aware MSCI EAFE ETF	8,568	662,735
iShares ESG Aware MSCI EM ETF(b)	8,972	288,450
iShares ESG Aware MSCI USA ETF	17,217	1,898,691
iShares ESG Aware MSCI USA Small-Cap ETF	5,410	202,875
iShares MSCI Canada ETF	2,159	79,710
iShares MSCI EAFE Small-Cap ETF(b)	1,747	106,864
iShares MSCI Emerging Markets Small-Cap ETF	834	49,598
		3,434,558
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	719	32,880
iShares TIPS Bond ETF	35	3,694
		36,574
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	191,877	191,934
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)	9,059	9,059
		200,993
Total Investments — 105.8% (Cost: $3,019,642)		3,672,125
Liabilities in Excess of Other Assets — (5.8)%		(202,405)
Net Assets — 100.0%		$ 3,469,720

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 241,416	$ —	$ (49,311)(a)	$ (171)	$ —	$ 191,934	191,877	$ 1,558 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,504	—	(7,445)(a)	—	—	9,059	9,059	412	—
iShares Developed Real Estate Index Fund, Class K	115,218	30,643	(11,417)	(161)	11,352	145,635	16,644	2,732	—
iShares ESG Aware MSCI EAFE ETF	527,007	114,147	(65,847)	1,984	85,444	662,735	8,568	7,623	—
iShares ESG Aware MSCI EM ETF	228,704	75,019	(39,460)	(4,025)	28,212	288,450	8,972	5,196	—
iShares ESG Aware MSCI USA ETF	1,467,752	275,123	(157,281)	3,901	309,196	1,898,691	17,217	12,496	—
iShares ESG Aware MSCI USA Small-Cap ETF	136,933	55,153	(14,945)	(300)	26,034	202,875	5,410	1,163	—
iShares ESG Aware U.S. Aggregate Bond ETF	25,481	8,954	(2,090)	(460)	995	32,880	719	562	—
iShares MSCI Canada ETF	60,274	14,921	(5,905)	115	10,305	79,710	2,159	988	—
iShares MSCI EAFE Small-Cap ETF	85,396	17,452	(8,143)	101	12,058	106,864	1,747	1,375	—
iShares MSCI Emerging Markets Small-Cap ETF	38,599	8,839	(3,759)	(70)	5,989	49,598	834	947	—
iShares TIPS Bond ETF	2,159	1,689	(213)	(1)	60	3,694	35	21	—
				$ 913	$ 489,645	$ 3,672,125		$ 35,073	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,434,558	$ —	$ —	$ 3,434,558
Fixed-Income Funds	36,574	—	—	36,574
Money Market Funds	200,993	—	—	200,993
	$3,672,125	$—	$—	$3,672,125
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 3,494,958	$ 3,385,600	$ 5,349,439	$ 3,948,022
Receivables:
Securities lending income — affiliated	90	194	228	180
Capital shares sold	—	21	300	—
Dividends — affiliated	26	1	57	1
From the Administrator	1,408	1,383	1,053	1,379
From the Manager	244	261	507	335
Total assets	3,496,726	3,387,460	5,351,584	3,949,917
LIABILITIES
Collateral on securities loaned	167,335	479,374	1,183,063	423,601
Payables:
Investments purchased	—	4,503	12,176	3,988
Trustees’ and Officer’s fees	993	994	981	993
Professional fees	7,888	7,891	7,878	7,893
Service fees	26	75	238	47
Total liabilities	176,242	492,837	1,204,336	436,522
Commitments and contingent liabilities
NET ASSETS	$ 3,320,484	$ 2,894,623	$ 4,147,248	$ 3,513,395
NET ASSETS CONSIST OF
Paid-in capital	$ 3,323,950	$ 2,850,737	$ 3,771,156	$ 3,173,340
Accumulated earnings (loss)	(3,466)	43,886	376,092	340,055
NET ASSETS	$ 3,320,484	$ 2,894,623	$ 4,147,248	$ 3,513,395
NET ASSET VALUE
Institutional
Net assets	$ 98,088	$ 102,696	$ 125,943	$ 137,463
Shares outstanding	10,000	10,000	11,543	12,184
Net asset value	$ 9.81	$ 10.27	$ 10.91	$ 11.28
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 131,597	$ 393,925	$ 1,235,770	$ 240,102
Shares outstanding	13,426	38,411	113,438	21,308
Net asset value	$ 9.80	$ 10.26	$ 10.89	$ 11.27
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 3,090,799	$ 2,398,002	$ 2,785,535	$ 3,135,830
Shares outstanding	315,051	233,540	255,311	277,885
Net asset value	$ 9.81	$ 10.27	$ 10.91	$ 11.28
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a)Investments, at cost—affiliated	$3,474,166	$3,258,831	$4,873,016	$3,584,114
(b)Securities loaned, at value	$160,863	$465,829	$1,143,469	$408,727
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2024

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 6,609,417	$ 6,996,034	$ 9,281,595	$ 6,171,488
Receivables:
Investments sold	—	12,312	12,377	7,072
Securities lending income — affiliated	264	269	407	191
Capital shares sold	—	30	11	400
Dividends — affiliated	100	2	2	1
From the Administrator	748	1,007	922	1,285
From the Manager	892	696	812	503
Total assets	6,611,421	7,010,350	9,296,126	6,180,940
LIABILITIES
Collateral on securities loaned	1,275,154	719,600	2,338,848	1,914,475
Payables:
Investments purchased	30,108	17,446	24,272	11,350
Trustees’ and Officer’s fees	968	982	979	991
Professional fees	7,891	7,890	7,890	7,894
Service fees	68	182	162	41
Total liabilities	1,314,189	746,100	2,372,151	1,934,751
Commitments and contingent liabilities
NET ASSETS	$ 5,297,232	$ 6,264,250	$ 6,923,975	$ 4,246,189
NET ASSETS CONSIST OF
Paid-in capital	$ 4,387,582	$ 5,512,227	$ 6,001,286	$ 3,545,473
Accumulated earnings	909,650	752,023	922,689	700,716
NET ASSETS	$ 5,297,232	$ 6,264,250	$ 6,923,975	$ 4,246,189
NET ASSET VALUE
Institutional
Net assets	$ 349,251	$ 156,903	$ 171,454	$ 191,213
Shares outstanding	28,886	12,569	13,430	14,926
Net asset value	$ 12.09	$ 12.48	$ 12.77	$ 12.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 346,997	$ 912,319	$ 822,028	$ 208,370
Shares outstanding	28,727	73,243	64,525	16,281
Net asset value	$ 12.08	$ 12.46	$ 12.74	$ 12.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 4,600,984	$ 5,195,028	$ 5,930,493	$ 3,846,606
Shares outstanding	380,503	416,085	464,537	300,192
Net asset value	$ 12.09	$ 12.49	$ 12.77	$ 12.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a)Investments, at cost—affiliated	$5,853,602	$6,188,743	$8,318,530	$5,451,456
(b)Securities loaned, at value	$1,228,342	$691,825	$2,252,706	$1,842,715
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2024

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 6,691,264	$ 3,672,125
Receivables:
Investments sold	23,741	5,497
Securities lending income — affiliated	145	114
Capital shares sold	2,819	1,050
Dividends — affiliated	1	1
From the Administrator	1,103	1,344
From the Manager	629	422
Total assets	6,719,702	3,680,553
LIABILITIES
Bank overdraft	3,820	—
Collateral on securities loaned	1,470,074	191,934
Payables:
Investments purchased	9,557	7,500
Capital shares redeemed	—	2,325
Trustees’ and Officer’s fees	986	995
Professional fees	7,890	7,890
Service fees	263	189
Total liabilities	1,492,590	210,833
Commitments and contingent liabilities
NET ASSETS	$ 5,227,112	$ 3,469,720
NET ASSETS CONSIST OF
Paid-in capital	$ 4,390,606	$ 2,827,728
Accumulated earnings	836,506	641,992
NET ASSETS	$ 5,227,112	$ 3,469,720
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2024
	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund
NET ASSET VALUE
Institutional
Net assets	$ 286,638	$ 133,750
Shares outstanding	22,268	10,479
Net asset value	$ 12.87	$ 12.76
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 1,304,396	$ 920,800
Shares outstanding	101,558	72,271
Net asset value	$ 12.84	$ 12.74
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 3,636,078	$ 2,415,170
Shares outstanding	282,366	189,192
Net asset value	$ 12.88	$ 12.77
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
(a)Investments, at cost—affiliated	$5,820,724	$3,019,642
(b)Securities loaned, at value	$1,415,315	$184,910
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund
INVESTMENT INCOME
Dividends — affiliated	$46,309	$47,220	$77,884	$42,691
Securities lending income — affiliated — net	1,050	1,009	2,025	1,601
Total investment income	47,359	48,229	79,909	44,292
EXPENSES
Professional	7,887	7,887	7,887	7,887
Trustees and Officer	3,123	3,123	3,123	3,123
Administration — class specific	2,471	2,625	4,746	2,706
Investment advisory	804	834	1,468	865
Service — class specific	167	490	1,561	293
Miscellaneous	57	57	57	57
Total expenses	14,509	15,016	18,842	14,931
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(13,238)	(13,380)	(15,554)	(13,881)
Total expenses after fees waived and/or reimbursed	1,271	1,636	3,288	1,050
Net investment income	46,088	46,593	76,621	43,242
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(3,845)	(51,834)	(27,071)	(7,678)
	(3,845)	(51,834)	(27,071)	(7,678)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	252,147	320,478	624,719	404,709
	252,147	320,478	624,719	404,709
Net realized and unrealized gain	248,302	268,644	597,648	397,031
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$294,390	$315,237	$674,269	$440,273
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2024

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund
INVESTMENT INCOME
Dividends — affiliated	$91,758	$57,586	$61,479	$37,400
Securities lending income — affiliated — net	3,479	2,221	2,868	1,551
Total investment income	95,237	59,807	64,347	38,951
EXPENSES
Professional	7,887	7,887	7,887	7,887
Administration — class specific	6,254	4,460	4,836	2,982
Trustees and Officer	3,123	3,123	3,123	3,123
Investment advisory	2,030	1,399	1,529	962
Service — class specific	406	1,131	1,043	254
Miscellaneous	57	57	59	56
Total expenses	19,757	18,057	18,477	15,264
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(18,160)	(16,178)	(16,839)	(14,722)
Total expenses after fees waived and/or reimbursed	1,597	1,879	1,638	542
Net investment income	93,640	57,928	62,709	38,409
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	180,560	(2,435)	(6,184)	(3,658)
	180,560	(2,435)	(6,184)	(3,658)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	831,055	708,904	835,186	554,940
	831,055	708,904	835,186	554,940
Net realized and unrealized gain	1,011,615	706,469	829,002	551,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,105,255	$764,397	$891,711	$589,691
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2024

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund
INVESTMENT INCOME
Dividends — affiliated	$49,294	$33,515
Securities lending income — affiliated — net	2,171	1,558
Total investment income	51,465	35,073
EXPENSES
Professional	7,887	7,887
Administration — class specific	4,010	2,743
Trustees and Officer	3,123	3,123
Service — class specific	1,535	1,024
Investment advisory	1,213	835
Miscellaneous	56	56
Total expenses	17,824	15,668
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(15,689)	(14,234)
Total expenses after fees waived and/or reimbursed	2,135	1,434
Net investment income	49,330	33,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(3,577)	913
	(3,577)	913
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	701,276	489,645
	701,276	489,645
Net realized and unrealized gain	697,699	490,558
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$747,029	$524,197
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2025 Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$46,088	$67,182	$46,593	$66,625
Net realized loss	(3,845)	(13,745)	(51,834)	(21,045)
Net change in unrealized appreciation (depreciation)	252,147	(17,240)	320,478	49,839
Net increase in net assets resulting from operations	294,390	36,197	315,237	95,419
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,044)	(2,316)	(1,075)	(2,397)
Investor A	(1,355)	(3,383)	(3,885)	(10,946)
Class K	(31,575)	(58,555)	(29,150)	(52,991)
Decrease in net assets resulting from distributions to shareholders	(33,974)	(64,254)	(34,110)	(66,334)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	150,305	1,085,652	(338,276)	379,141
NET ASSETS
Total increase (decrease) in net assets	410,721	1,057,595	(57,149)	408,226
Beginning of period	2,909,763	1,852,168	2,951,772	2,543,546
End of period	$3,320,484	$2,909,763	$2,894,623	$2,951,772

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2030 Fund		BlackRock LifePath® ESG Index 2035 Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$76,621	$81,034	$43,242	$68,085
Net realized gain (loss)	(27,071)	(62,977)	(7,678)	1,540
Net change in unrealized appreciation (depreciation)	624,719	77,278	404,709	67,714
Net increase in net assets resulting from operations	674,269	95,335	440,273	137,339
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,114)	(2,434)	(3,369)	(3,785)
Investor A	(12,649)	(14,081)	(2,908)	(4,353)
Class K	(44,380)	(59,060)	(39,920)	(66,326)
Decrease in net assets resulting from distributions to shareholders	(58,143)	(75,575)	(46,197)	(74,464)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,738,266)	2,374,587	(28,190)	751,851
NET ASSETS
Total increase (decrease) in net assets	(1,122,140)	2,394,347	365,886	814,726
Beginning of period	5,269,388	2,875,041	3,147,509	2,332,783
End of period	$4,147,248	$5,269,388	$3,513,395	$3,147,509

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2040 Fund		BlackRock LifePath® ESG Index 2045 Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$93,640	$90,733	$57,928	$81,411
Net realized gain (loss)	180,560	(27,400)	(2,435)	(19,960)
Net change in unrealized appreciation (depreciation)	831,055	10,309	708,904	205,245
Net increase in net assets resulting from operations	1,105,255	73,642	764,397	266,696
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,022)	(6,076)	(1,299)	(2,505)
Investor A	(2,751)	(4,572)	(8,290)	(13,651)
Class K	(64,614)	(73,771)	(33,856)	(63,776)
Decrease in net assets resulting from distributions to shareholders	(70,387)	(84,419)	(43,445)	(79,932)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,495,019)	4,017,099	1,407,799	576,220
NET ASSETS
Total increase (decrease) in net assets	(1,460,151)	4,006,322	2,128,751	762,984
Beginning of period	6,757,383	2,751,061	4,135,499	3,372,515
End of period	$5,297,232	$6,757,383	$6,264,250	$4,135,499

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2050 Fund		BlackRock LifePath® ESG Index 2055 Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$62,709	$85,870	$38,409	$58,406
Net realized loss	(6,184)	(18,111)	(3,658)	(2,567)
Net change in unrealized appreciation (depreciation)	835,186	224,452	554,940	167,648
Net increase in net assets resulting from operations	891,711	292,211	589,691	223,487
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,320)	(2,458)	(1,607)	(2,525)
Investor A	(8,100)	(7,896)	(1,745)	(2,992)
Class K	(39,423)	(74,061)	(28,037)	(54,762)
Decrease in net assets resulting from distributions to shareholders	(48,843)	(84,415)	(31,389)	(60,279)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,404,093	1,072,004	597,530	377,946
NET ASSETS
Total increase in net assets	2,246,961	1,279,800	1,155,832	541,154
Beginning of period	4,677,014	3,397,214	3,090,357	2,549,203
End of period	$6,923,975	$4,677,014	$4,246,189	$3,090,357

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2060 Fund		BlackRock LifePath® ESG Index 2065 Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,330	$65,605	$33,639	$48,048
Net realized gain (loss)	(3,577)	(2,931)	913	7,470
Net change in unrealized appreciation (depreciation)	701,276	176,862	489,645	126,089
Net increase in net assets resulting from operations	747,029	239,536	524,197	181,607
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,070)	(3,845)	(1,705)	(2,403)
Investor A	(10,426)	(8,751)	(8,760)	(4,097)
Class K	(27,225)	(52,369)	(31,915)	(44,912)
Decrease in net assets resulting from distributions to shareholders	(39,721)	(64,965)	(42,380)	(51,412)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	684,726	909,663	310,116	403,548
NET ASSETS
Total increase in net assets	1,392,034	1,084,234	791,933	533,743
Beginning of period	3,835,078	2,750,844	2,677,787	2,144,044
End of period	$5,227,112	$3,835,078	$3,469,720	$2,677,787

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.14	0.25	0.22	0.17	0.02
Net realized and unrealized gain (loss)	0.77	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.91	0.34	(1.87)	1.49	(0.20)
Distributions(c)
From net investment income	(0.10)	(0.23)	(0.21)	(0.17)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.10)	(0.23)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$9.81	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	10.16%(f)	3.78%	(17.14)%	15.30%	(1.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.94%(h)	1.19%	1.31%	1.35%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.11%(h)	0.11%	0.11%	0.12%	0.05%(h)
Net investment income	2.84%(h)	2.64%	2.21%	1.57%	1.17%(h)
Supplemental Data
Net assets, end of period (000)	$98	$90	$89	$111	$98
Portfolio turnover rate	4%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.13	0.22	0.20	0.14	0.02
Net realized and unrealized gain (loss)	0.77	0.10	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.90	0.32	(1.89)	1.46	(0.20)
Distributions(c)
From net investment income	(0.10)	(0.21)	(0.19)	(0.14)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.10)	(0.21)	(0.33)	(0.14)	(0.01)
Net asset value, end of period	$9.80	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	9.97%(f)	3.50%	(17.34)%	15.02%	(2.00)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.19%(h)	1.44%	1.57%	1.60%	2.22%(h)(i)
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.36%	0.37%	0.29%(h)
Net investment income	2.63%(h)	2.39%	1.98%	1.32%	0.94%(h)
Supplemental Data
Net assets, end of period (000)	$132	$134	$148	$129	$98
Portfolio turnover rate	4%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.14	0.26	0.23	0.17	0.02
Net realized and unrealized gain (loss)	0.78	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	0.92	0.35	(1.86)	1.49	(0.20)
Distributions(c)
From net investment income	(0.11)	(0.24)	(0.22)	(0.17)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.11)	(0.24)	(0.36)	(0.17)	(0.01)
Net asset value, end of period	$9.81	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	10.17%(f)	3.84%	(17.10)%	15.35%	(1.96)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.89%(h)	1.10%	1.26%	1.30%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.07%(h)	0.06%	0.06%	0.07%	— %(h)
Net investment income	2.88%(h)	2.76%	2.26%	1.62%	1.23%(h)
Supplemental Data
Net assets, end of period (000)	$3,091	$2,686	$1,615	$2,000	$1,763
Portfolio turnover rate	4%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.37	$9.22	$11.49	$9.77	$10.00
Net investment income(b)	0.14	0.24	0.23	0.17	0.02
Net realized and unrealized gain (loss)	0.87	0.15	(2.22)	1.71	(0.24)
Net increase (decrease) from investment operations	1.01	0.39	(1.99)	1.88	(0.22)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.22)	(0.16)	(0.01)
From net realized gain	—	(0.01)	(0.06)	(0.00)(d)	—
Total distributions	(0.11)	(0.24)	(0.28)	(0.16)	(0.01)
Net asset value, end of period	$10.27	$9.37	$9.22	$11.49	$9.77
Total Return(e)
Based on net asset value	10.75%(f)	4.16%	(17.56)%	19.36%	(2.16)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.92%(h)	1.09%	1.06%	1.17%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.11%(h)	0.11%	0.10%	0.10%	0.05%(h)
Net investment income	2.79%(h)	2.51%	2.19%	1.52%	1.12%(h)
Supplemental Data
Net assets, end of period (000)	$103	$94	$92	$115	$98
Portfolio turnover rate	14%	22%	15%	12%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.37	$9.21	$11.48	$9.76	$10.00
Net investment income(b)	0.13	0.22	0.20	0.14	0.02
Net realized and unrealized gain (loss)	0.86	0.15	(2.21)	1.72	(0.25)
Net increase (decrease) from investment operations	0.99	0.37	(2.01)	1.86	(0.23)
Distributions(c)
From net investment income	(0.10)	(0.20)	(0.20)	(0.14)	(0.01)
From net realized gain	—	(0.01)	(0.06)	(0.00)(d)	—
Total distributions	(0.10)	(0.21)	(0.26)	(0.14)	(0.01)
Net asset value, end of period	$10.26	$9.37	$9.21	$11.48	$9.76
Total Return(e)
Based on net asset value	10.58%(f)	3.98%	(17.78)%	19.19%	(2.29)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.17%(h)	1.33%	1.31%	1.36%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.35%	0.35%	0.30%(h)
Net investment income	2.54%(h)	2.23%	1.97%	1.22%	0.87%(h)
Supplemental Data
Net assets, end of period (000)	$394	$363	$628	$709	$98
Portfolio turnover rate	14%	22%	15%	12%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.37	$9.21	$11.49	$9.77	$10.00
Net investment income(b)	0.14	0.25	0.24	0.17	0.02
Net realized and unrealized gain (loss)	0.87	0.16	(2.23)	1.72	(0.24)
Net increase (decrease) from investment operations	1.01	0.41	(1.99)	1.89	(0.22)
Distributions(c)
From net investment income	(0.11)	(0.24)	(0.23)	(0.17)	(0.01)
From net realized gain	—	(0.01)	(0.06)	(0.00)(d)	—
Total distributions	(0.11)	(0.25)	(0.29)	(0.17)	(0.01)
Net asset value, end of period	$10.27	$9.37	$9.21	$11.49	$9.77
Total Return(e)
Based on net asset value	10.77%(f)	4.33%	(17.60)%	19.42%	(2.15)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.86%(h)	1.04%	1.01%	1.12%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.05%	0.05%	— %(h)
Net investment income	2.83%(h)	2.56%	2.29%	1.57%	1.18%(h)
Supplemental Data
Net assets, end of period (000)	$2,398	$2,495	$1,823	$2,068	$1,758
Portfolio turnover rate	14%	22%	15%	12%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.14	0.24	0.25	0.17	0.02
Net realized and unrealized gain (loss)	1.09	0.28	(2.39)	2.19	(0.27)
Net increase (decrease) from investment operations	1.23	0.52	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.10)	(0.22)	(0.24)	(0.17)	(0.02)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.10)	(0.22)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$10.91	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	12.64%(f)	5.48%	(18.24)%	24.34%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.63%(h)	0.92%	0.92%	1.05%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.09%	0.09%	0.08%	0.05%(h)
Net investment income	2.58%(h)	2.40%	2.32%	1.47%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$126	$104	$101	$253	$97
Portfolio turnover rate	11%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.77	$9.47	$11.91	$9.72	$10.00
Net investment income(b)	0.13	0.21	0.21	0.15	0.02
Net realized and unrealized gain (loss)	1.09	0.28	(2.38)	2.19	(0.29)
Net increase (decrease) from investment operations	1.22	0.49	(2.17)	2.34	(0.27)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.21)	(0.15)	(0.01)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.10)	(0.19)	(0.27)	(0.15)	(0.01)
Net asset value, end of period	$10.89	$9.77	$9.47	$11.91	$9.72
Total Return(e)
Based on net asset value	12.50%(f)	5.16%	(18.44)%	24.17%	(2.68)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.88%(h)	1.17%	1.19%	1.25%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.34%	0.34%	0.33%	0.30%(h)
Net investment income	2.42%(h)	2.08%	2.01%	1.31%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$1,236	$1,109	$1,018	$1,246	$97
Portfolio turnover rate	11%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.14	0.25	0.25	0.18	0.02
Net realized and unrealized gain (loss)	1.10	0.28	(2.39)	2.18	(0.27)
Net increase (decrease) from investment operations	1.24	0.53	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.24)	(0.17)	(0.02)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.11)	(0.23)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$10.91	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	12.65%(f)	5.55%	(18.18)%	24.40%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.58%(h)	0.86%	0.89%	1.01%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.05%(h)	0.04%	0.04%	0.04%	— %(h)
Net investment income	2.66%(h)	2.50%	2.31%	1.60%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$2,786	$4,057	$1,756	$2,146	$1,751
Portfolio turnover rate	11%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.14	0.24	0.26	0.20	0.02
Net realized and unrealized gain (loss)	1.27	0.37	(2.53)	2.65	(0.31)
Net increase (decrease) from investment operations	1.41	0.61	(2.27)	2.85	(0.29)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.25)	(0.20)	(0.02)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.15)	(0.26)	(0.40)	(0.20)	(0.02)
Net asset value, end of period	$11.28	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	14.05%(f)	6.32%	(18.79)%	29.53%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.89%(h)	1.02%	1.17%	1.26%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.09%(h)	0.08%	0.08%	0.07%	0.05%(h)
Net investment income	2.57%(h)	2.29%	2.37%	1.70%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$137	$232	$117	$148	$97
Portfolio turnover rate	12%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.66	$12.34	$9.69	$10.00
Net investment income(b)	0.12	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	1.27	0.39	(2.53)	2.65	(0.32)
Net increase (decrease) from investment operations	1.39	0.60	(2.30)	2.82	(0.30)
Distributions(c)
From net investment income	(0.10)	(0.21)	(0.23)	(0.17)	(0.01)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.14)	(0.24)	(0.38)	(0.17)	(0.01)
Net asset value, end of period	$11.27	$10.02	$9.66	$12.34	$9.69
Total Return(e)
Based on net asset value	13.88%(f)	6.16%	(19.07)%	29.24%	(2.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.14%(h)	1.27%	1.42%	1.50%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.34%(h)	0.33%	0.33%	0.32%	0.30%(h)
Net investment income	2.20%(h)	2.07%	2.14%	1.47%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$240	$209	$167	$161	$97
Portfolio turnover rate	12%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.14	0.25	0.26	0.20	0.02
Net realized and unrealized gain (loss)	1.27	0.37	(2.52)	2.65	(0.31)
Net increase (decrease) from investment operations	1.41	0.62	(2.26)	2.85	(0.29)
Distributions(c)
From net investment income	(0.11)	(0.24)	(0.26)	(0.20)	(0.02)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.15)	(0.27)	(0.41)	(0.20)	(0.02)
Net asset value, end of period	$11.28	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	14.06%(f)	6.36%	(18.74)%	29.59%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.84%(h)	0.97%	1.12%	1.22%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.04%(h)	0.03%	0.03%	0.02%	— %(h)
Net investment income	2.52%(h)	2.37%	2.43%	1.75%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$3,136	$2,706	$2,049	$2,222	$1,744
Portfolio turnover rate	12%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.13	0.24	0.26	0.19	0.02
Net realized and unrealized gain (loss)	1.57	0.57	(2.70)	3.09	(0.35)
Net increase (decrease) from investment operations	1.70	0.81	(2.44)	3.28	(0.33)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.26)	(0.20)	(0.02)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.11)	(0.22)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$12.09	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	16.19%(f)	8.15%	(19.53)%	34.16%	(3.34)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.53%(h)	0.85%	1.08%	1.20%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.08%(h)	0.07%	0.06%	0.06%	0.05%(h)
Net investment income	2.29%(h)	2.23%	2.36%	1.60%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$349	$296	$264	$305	$97
Portfolio turnover rate	24%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.49	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.12	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	1.57	0.57	(2.70)	3.08	(0.36)
Net increase (decrease) from investment operations	1.69	0.78	(2.47)	3.25	(0.34)
Distributions(c)
From net investment income	(0.10)	(0.20)	(0.23)	(0.17)	(0.01)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.10)	(0.20)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$12.08	$10.49	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	16.14%(f)	7.78%	(19.73)%	33.83%	(3.36)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.78%(h)	1.10%	1.32%	1.48%	2.24%(h)(i)
Total expenses after fees waived and/or reimbursed	0.32%(h)	0.32%	0.31%	0.31%	0.30%(h)
Net investment income	2.04%(h)	1.98%	2.07%	1.43%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$347	$248	$233	$180	$116
Portfolio turnover rate	24%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.14	0.26	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.56	0.56	(2.70)	3.07	(0.35)
Net increase (decrease) from investment operations	1.70	0.82	(2.43)	3.28	(0.33)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.11)	(0.23)	(0.39)	(0.20)	(0.02)
Net asset value, end of period	$12.09	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	16.20%(f)	8.22%	(19.49)%	34.20%	(3.33)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.47%(h)	0.77%	1.02%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.03%(h)	0.02%	0.01%	0.01%	— %(h)
Net investment income	2.32%(h)	2.38%	2.44%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$4,601	$6,213	$2,254	$2,292	$1,737
Portfolio turnover rate	24%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.13	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.71	0.61	(2.85)	3.43	(0.38)
Net increase (decrease) from investment operations	1.84	0.84	(2.58)	3.64	(0.36)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$12.48	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	17.12%(e)	8.29%	(20.08)%	38.08%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.65%(g)	0.81%	0.99%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.17%(g)	2.06%	2.36%	1.72%	1.06%(g)
Supplemental Data
Net assets, end of period (000)	$157	$127	$105	$131	$96
Portfolio turnover rate	13%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.74	$10.12	$13.05	$9.62	$10.00
Net investment income(b)	0.13	0.20	0.24	0.17	0.02
Net realized and unrealized gain (loss)	1.69	0.62	(2.84)	3.44	(0.39)
Net increase (decrease) from investment operations	1.82	0.82	(2.60)	3.61	(0.37)
Distributions(c)
From net investment income	(0.10)	(0.20)	(0.25)	(0.18)	(0.01)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.10)	(0.20)	(0.33)	(0.18)	(0.01)
Net asset value, end of period	$12.46	$10.74	$10.12	$13.05	$9.62
Total Return(d)
Based on net asset value	16.98%(e)	8.03%	(20.27)%	37.74%	(3.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.90%(g)	1.06%	1.23%	1.42%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.32%(g)	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	2.07%(g)	1.81%	2.11%	1.40%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$912	$803	$693	$365	$96
Portfolio turnover rate	13%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.13	0.24	0.28	0.21	0.02
Net realized and unrealized gain (loss)	1.72	0.61	(2.85)	3.44	(0.38)
Net increase (decrease) from investment operations	1.85	0.85	(2.57)	3.65	(0.36)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.28)	(0.21)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.23)	(0.36)	(0.21)	(0.02)
Net asset value, end of period	$12.49	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	17.23%(e)	8.34%	(20.03)%	38.15%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.59%(g)	0.76%	0.93%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.02%(g)	0.01%	— %	— %	— %(g)
Net investment income	2.07%(g)	2.12%	2.49%	1.77%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$5,195	$3,205	$2,574	$2,351	$1,732
Portfolio turnover rate	13%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.13	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	1.85	0.69	(2.93)	3.61	(0.39)
Net increase (decrease) from investment operations	1.98	0.91	(2.66)	3.81	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$12.77	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	18.17%(e)	8.84%	(20.46)%	39.90%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.61%(g)	0.77%	1.01%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.08%(g)	1.97%	2.31%	1.68%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$171	$131	$108	$132	$96
Portfolio turnover rate	9%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.88	$10.21	$13.21	$9.61	$10.00
Net investment income(b)	0.13	0.20	0.22	0.17	0.02
Net realized and unrealized gain (loss)	1.83	0.66	(2.90)	3.61	(0.40)
Net increase (decrease) from investment operations	1.96	0.86	(2.68)	3.78	(0.38)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.10)	(0.19)	(0.32)	(0.18)	(0.01)
Net asset value, end of period	$12.74	$10.88	$10.21	$13.21	$9.61
Total Return(d)
Based on net asset value	18.05%(e)	8.42%	(20.58)%	39.49%	(3.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.87%(g)	1.01%	1.26%	1.44%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	2.11%(g)	1.75%	1.92%	1.41%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$822	$679	$263	$243	$96
Portfolio turnover rate	9%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.13	0.23	0.28	0.21	0.02
Net realized and unrealized gain (loss)	1.85	0.68	(2.94)	3.61	(0.39)
Net increase (decrease) from investment operations	1.98	0.91	(2.66)	3.82	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.21)	(0.02)
Net asset value, end of period	$12.77	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	18.18%(e)	8.89%	(20.41)%	39.96%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.56%(g)	0.72%	0.94%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	— %	— %	— %(g)
Net investment income	2.04%(g)	2.04%	2.46%	1.74%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$5,930	$3,867	$3,027	$2,379	$1,730
Portfolio turnover rate	9%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.21	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.89	0.71	(2.93)	3.63	(0.39)
Net increase (decrease) from investment operations	2.02	0.92	(2.66)	3.84	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.11)	(0.23)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$12.81	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	18.57%(f)	8.91%	(20.47)%	40.22%	(3.73)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.83%(h)	1.00%	1.11%	1.22%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.05%	0.05%	0.05%(h)
Net investment income	2.05%(h)	1.86%	2.33%	1.69%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$191	$158	$106	$133	$96
Portfolio turnover rate	7%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is less than $0.005 per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.20	$13.25	$9.60	$10.00
Net investment income(b)	0.12	0.19	0.24	0.18	0.02
Net realized and unrealized gain (loss)	1.88	0.71	(2.94)	3.65	(0.41)
Net increase (decrease) from investment operations	2.00	0.90	(2.70)	3.83	(0.39)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.10)	(0.20)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$12.80	$10.90	$10.20	$13.25	$9.60
Total Return(e)
Based on net asset value	18.41%(f)	8.76%	(20.74)%	40.05%	(3.86)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.08%(h)	1.25%	1.36%	1.47%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.31%(h)	0.31%	0.30%	0.30%	0.30%(h)
Net investment income	1.86%(h)	1.67%	2.06%	1.44%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$208	$185	$148	$175	$96
Portfolio turnover rate	7%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is less than $0.005 per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.12	0.22	0.28	0.21	0.02
Net realized and unrealized gain (loss)	1.90	0.70	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	2.02	0.92	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.11)	(0.23)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$12.81	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	18.58%(f)	8.97%	(20.43)%	40.29%	(3.72)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.77%(h)	0.95%	1.06%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.01%(h)	0.01%	— %	— %	— %(h)
Net investment income	2.00%(h)	1.98%	2.43%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$3,847	$2,748	$2,296	$2,385	$1,729
Portfolio turnover rate	7%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is less than $0.005 per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	1.89	0.70	(2.95)	3.65	(0.39)
Net increase (decrease) from investment operations	2.02	0.92	(2.68)	3.85	(0.37)
Distributions(c)
From net investment income	(0.10)	(0.21)	(0.26)	(0.21)	(0.02)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.10)	(0.21)	(0.33)	(0.21)	(0.02)
Net asset value, end of period	$12.87	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	18.52%(e)	8.96%	(20.53)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.71%(g)	0.90%	1.04%	1.19%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.04%(g)	1.94%	2.31%	1.66%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$287	$216	$159	$196	$96
Portfolio turnover rate	8%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.93	$10.23	$13.24	$9.60	$10.00
Net investment income(b)	0.12	0.18	0.24	0.18	0.02
Net realized and unrealized gain (loss)	1.89	0.71	(2.94)	3.64	(0.41)
Net increase (decrease) from investment operations	2.01	0.89	(2.70)	3.82	(0.39)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.10)	(0.19)	(0.31)	(0.18)	(0.01)
Net asset value, end of period	$12.84	$10.93	$10.23	$13.24	$9.60
Total Return(d)
Based on net asset value	18.42%(e)	8.68%	(20.75)%	40.02%	(3.86)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.96%(g)	1.15%	1.30%	1.41%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.93%(g)	1.58%	2.05%	1.42%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$1,304	$859	$222	$351	$96
Portfolio turnover rate	8%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.91	0.71	(2.94)	3.64	(0.39)
Net increase (decrease) from investment operations	2.04	0.93	(2.67)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.11)	(0.22)	(0.34)	(0.21)	(0.02)
Net asset value, end of period	$12.88	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	18.63%(e)	9.01%	(20.48)%	40.30%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.66%(g)	0.85%	0.99%	1.15%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	— %	— %	— %(g)
Net investment income	2.07%(g)	1.98%	2.37%	1.75%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$3,636	$2,761	$2,370	$2,385	$1,729
Portfolio turnover rate	8%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.89	0.71	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	2.02	0.93	(2.66)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.24)	(0.38)	(0.21)	(0.02)
Net asset value, end of period	$12.76	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	18.62%(e)	9.03%	(20.46)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.91%(g)	1.17%	1.18%	1.22%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.07%(g)	1.96%	2.31%	1.70%	1.04%(g)
Supplemental Data
Net assets, end of period (000)	$134	$114	$103	$132	$96
Portfolio turnover rate	9%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.89	$10.21	$13.24	$9.60	$10.00
Net investment income(b)	0.10	0.18	0.24	0.17	0.02
Net realized and unrealized gain (loss)	1.91	0.71	(2.92)	3.65	(0.41)
Net increase (decrease) from investment operations	2.01	0.89	(2.68)	3.82	(0.39)
Distributions(c)
From net investment income	(0.11)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.21)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$12.74	$10.89	$10.21	$13.24	$9.60
Total Return(d)
Based on net asset value	18.49%(e)	8.71%	(20.59)%	39.95%	(3.85)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.16%(g)	1.41%	1.43%	1.47%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.67%(g)	1.64%	2.05%	1.43%	0.80%(g)
Supplemental Data
Net assets, end of period (000)	$921	$463	$160	$155	$96
Portfolio turnover rate	9%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.13	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	1.90	0.70	(2.92)	3.64	(0.39)
Net increase (decrease) from investment operations	2.03	0.93	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.24)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$12.77	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	18.72%(e)	9.08%	(20.42)%	40.31%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.86%(g)	1.12%	1.13%	1.17%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.01%	— %	— %	— %(g)
Net investment income	2.13%(g)	2.01%	2.36%	1.75%	1.10%(g)
Supplemental Data
Net assets, end of period (000)	$2,415	$2,101	$1,881	$2,385	$1,729
Portfolio turnover rate	9%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index Retirement Fund
J.P. Morgan Securities LLC	$ 54,543	$ (54,543)	$ —	$ —
RBC Capital Markets LLC	106,320	(106,320)	—	—
	$ 160,863	$ (160,863)	$ —	$ —
LifePath ESG Index 2025 Fund
Citigroup Global Markets, Inc.	$ 93,396	$ (93,396)	$ —	$ —
J.P. Morgan Securities LLC	30,585	(30,585)	—	—
Wells Fargo Bank N.A.	341,848	(341,848)	—	—
	$ 465,829	$ (465,829)	$ —	$ —
LifePath ESG Index 2030 Fund
BNP Paribas SA	$ 47,996	$ (47,996)	$ —	$ —
Citigroup Global Markets, Inc.	181,519	(181,519)	—	—
J.P. Morgan Securities LLC	66,859	(66,859)	—	—
RBC Capital Markets LLC	529,344	(529,344)	—	—
Wells Fargo Bank N.A.	290,313	(290,313)	—	—
Wells Fargo Securities LLC	27,438	(27,438)	—	—
	$ 1,143,469	$ (1,143,469)	$ —	$ —
LifePath ESG Index 2035 Fund
Citigroup Global Markets, Inc.	$ 198,076	$ (198,076)	$ —	$ —
Credit Suisse Securities (USA) LLC	44,112	(44,112)	—	—
J.P. Morgan Securities LLC	67,287	(67,287)	—	—
UBS AG	99,252	(99,252)	—	—
	$ 408,727	$ (408,727)	$ —	$ —
LifePath ESG Index 2040 Fund
BNP Paribas SA	$ 89,162	$ (89,162)	$ —	$ —
J.P. Morgan Securities LLC	123,319	(123,319)	—	—
RBC Capital Markets LLC	673,993	(673,993)	—	—
UBS AG	341,868	(341,868)	—	—
	$ 1,228,342	$ (1,228,342)	$ —	$ —
LifePath ESG Index 2045 Fund
BNP Paribas SA	$ 13,719	$ (13,719)	$ —	$ —
Citigroup Global Markets, Inc.	2,347	(2,347)	—	—
J.P. Morgan Securities LLC	218,682	(218,682)	—	—
RBC Capital Markets LLC	457,077	(457,077)	—	—
	$ 691,825	$ (691,825)	$ —	$ —
LifePath ESG Index 2050 Fund
BNP Paribas SA	$ 23,345	$ (23,345)	$ —	$ —
Citigroup Global Markets, Inc.	234,245	(234,245)	—	—
J.P. Morgan Securities LLC	297,013	(297,013)	—	—
RBC Capital Markets LLC	1,698,103	(1,698,103)	—	—
	$ 2,252,706	$ (2,252,706)	$ —	$ —
LifePath ESG Index 2055 Fund
BNP Paribas SA	$ 1,809	$ (1,809)	$ —	$ —
J.P. Morgan Securities LLC	133,030	(133,030)	—	—
RBC Capital Markets LLC	1,707,876	(1,707,876)	—	—
	$ 1,842,715	$ (1,842,715)	$ —	$ —
LifePath ESG Index 2060 Fund
BNP Paribas SA	$ 517	$ (517)	$ —	$ —
Citigroup Global Markets, Inc.	156,024	(156,024)	—	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index 2060 Fund (continued)
J.P. Morgan Securities LLC	$ 159,042	$ (159,042)	$ —	$ —
RBC Capital Markets LLC	1,099,732	(1,099,732)	—	—
	$ 1,415,315	$ (1,415,315)	$ —	$ —
LifePath ESG Index 2065 Fund
Citigroup Global Markets, Inc.	$ 53,883	$ (53,883)	$ —	$ —
J.P. Morgan Securities LLC	103,989	(103,989)	—	—
RBC Capital Markets LLC	27,038	(27,038)	—	—
	$ 184,910	$ (184,910)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended April 30, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 167
LifePath ESG Index 2025 Fund	490
LifePath ESG Index 2030 Fund	1,561
LifePath ESG Index 2035 Fund	293
LifePath ESG Index 2040 Fund	406
LifePath ESG Index 2045 Fund	1,131
LifePath ESG Index 2050 Fund	1,043
LifePath ESG Index 2055 Fund	254
LifePath ESG Index 2060 Fund	1,535
LifePath ESG Index 2065 Fund	1,024
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$ 97	$ 134	$ 2,240	$ 2,471
LifePath ESG Index 2025 Fund	102	391	2,132	2,625
LifePath ESG Index 2030 Fund	115	1,249	3,382	4,746
LifePath ESG Index 2035 Fund	212	234	2,260	2,706
LifePath ESG Index 2040 Fund	334	325	5,595	6,254
LifePath ESG Index 2045 Fund	149	905	3,406	4,460
LifePath ESG Index 2050 Fund	158	834	3,844	4,836
LifePath ESG Index 2055 Fund	183	203	2,596	2,982
LifePath ESG Index 2060 Fund	258	1,228	2,524	4,010
LifePath ESG Index 2065 Fund	130	819	1,794	2,743
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended April 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 3
LifePath ESG Index 2025 Fund	4
LifePath ESG Index 2030 Fund	7
LifePath ESG Index 2035 Fund	4
LifePath ESG Index 2040 Fund	17
LifePath ESG Index 2045 Fund	22
LifePath ESG Index 2050 Fund	19
LifePath ESG Index 2055 Fund	9
LifePath ESG Index 2060 Fund	11
LifePath ESG Index 2065 Fund	6
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 2,225
LifePath ESG Index 2025 Fund	2,366
LifePath ESG Index 2030 Fund	4,537
LifePath ESG Index 2035 Fund	2,867
LifePath ESG Index 2040 Fund	7,133
LifePath ESG Index 2045 Fund	5,146
LifePath ESG Index 2050 Fund	5,810
LifePath ESG Index 2055 Fund	3,703
LifePath ESG Index 2060 Fund	4,668
LifePath ESG Index 2065 Fund	3,218
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2034. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 11,010
LifePath ESG Index 2025 Fund	11,010
LifePath ESG Index 2030 Fund	11,010
LifePath ESG Index 2035 Fund	11,010
LifePath ESG Index 2040 Fund	11,010
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index 2045 Fund	$ 11,010
LifePath ESG Index 2050 Fund	11,010
LifePath ESG Index 2055 Fund	11,010
LifePath ESG Index 2060 Fund	11,010
LifePath ESG Index 2065 Fund	11,010
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath ESG Index Retirement Fund	$ 315
LifePath ESG Index 2025 Fund	323
LifePath ESG Index 2030 Fund	644
LifePath ESG Index 2035 Fund	468
LifePath ESG Index 2040 Fund	990
LifePath ESG Index 2045 Fund	646
LifePath ESG Index 2050 Fund	792
LifePath ESG Index 2055 Fund	453
LifePath ESG Index 2060 Fund	598
LifePath ESG Index 2065 Fund	435
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

6.
 PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$292,851	$139,832
LifePath ESG Index 2025 Fund	455,920	789,867
LifePath ESG Index 2030 Fund	641,692	2,367,076
LifePath ESG Index 2035 Fund	424,228	464,635
LifePath ESG Index 2040 Fund	1,842,249	4,321,390
LifePath ESG Index 2045 Fund	2,162,758	753,012
LifePath ESG Index 2050 Fund	1,934,852	528,695
LifePath ESG Index 2055 Fund	871,182	277,432
LifePath ESG Index 2060 Fund	1,072,886	381,024
LifePath ESG Index 2065 Fund	601,940	309,060
7.
INCOME TAX INFORMATION
It is each Fund’ s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
LifePath ESG Index Retirement Fund	$ (762)
LifePath ESG Index 2025 Fund	(10,587)
LifePath ESG Index 2030 Fund	(51,029)
LifePath ESG Index 2040 Fund	(1,024)
LifePath ESG Index 2045 Fund	(24,215)
LifePath ESG Index 2050 Fund	(14,026)
LifePath ESG Index 2060 Fund	(13,091)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$ 3,511,135	$ 256,594	$ (272,771)	$ (16,177)
LifePath ESG Index 2025 Fund	3,296,895	280,259	(191,554)	88,705
LifePath ESG Index 2030 Fund	4,921,389	487,884	(59,834)	428,050
LifePath ESG Index 2035 Fund	3,612,978	479,354	(144,310)	335,044
LifePath ESG Index 2040 Fund	5,910,168	760,823	(61,574)	699,249
LifePath ESG Index 2045 Fund	6,234,401	856,973	(95,340)	761,633
LifePath ESG Index 2050 Fund	8,354,777	986,547	(59,729)	926,818
LifePath ESG Index 2055 Fund	5,476,653	728,862	(34,027)	694,835
LifePath ESG Index 2060 Fund	5,849,216	879,159	(37,111)	842,048
LifePath ESG Index 2065 Fund	3,038,136	657,589	(23,600)	633,989
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2024, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’ s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The  Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Investor A
Shares sold	93	$ 900	1,234	$ 11,810
Shares issued in reinvestment of distributions	38	376	141	1,314
Shares redeemed	(1,572)	(15,227)	(3,189)	(30,136)
	(1,441)	$ (13,951)	(1,814)	$ (17,012)

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund (continued)
Class K
Shares sold	18,289	$ 180,738	116,332	$ 1,098,629
Shares issued in reinvestment of distributions	1,277	12,559	1,690	15,882
Shares redeemed	(2,943)	(29,041)	(1,244)	(11,847)
	16,623	$ 164,256	116,778	$ 1,102,664
	15,182	$ 150,305	114,964	$ 1,085,652

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2025 Fund
Investor A
Shares sold	174	$ 1,726	505	$ 4,922
Shares issued in reinvestment of distributions	280	2,874	914	8,823
Shares redeemed	(792)	(8,140)	(30,909)	(304,554)
	(338)	$ (3,540)	(29,490)	$ (290,809)
Class K
Shares sold	28,431	$ 292,979	68,791	$ 673,660
Shares issued in reinvestment of distributions	932	9,561	912	8,819
Shares redeemed	(62,117)	(637,276)	(1,271)	(12,529)
	(32,754)	$ (334,736)	68,432	$ 669,950
	(33,092)	$ (338,276)	38,942	$ 379,141

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	910	$ 9,976	1,316	$ 13,763
Shares issued in reinvestment of distributions	6	66	14	139
Shares redeemed	(1)	(13)	(1,318)	(13,205)
	915	$ 10,029	12	$ 697
Investor A
Shares sold	12,441	$ 124,886	67,002	$ 651,499
Shares issued in reinvestment of distributions	1,070	11,543	1,199	11,952
Shares redeemed	(13,518)	(146,399)	(62,342)	(637,627)
	(7)	$ (9,970)	5,859	$ 25,824
Class K
Shares sold	20,486	$ 222,431	231,352	$ 2,365,260
Shares issued in reinvestment of distributions	2,341	25,258	1,721	17,469
Shares redeemed	(182,425)	(1,986,014)	(3,474)	(34,663)
	(159,598)	$ (1,738,325)	229,599	$ 2,348,066
	(158,690)	$ (1,738,266)	235,470	$ 2,374,587

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	—	$ —	10,951	$ 115,200
Shares issued in reinvestment of distributions	172	1,915	109	1,124
Shares redeemed	(11,149)	(126,083)	—	—
	(10,977)	$ (124,168)	11,060	$ 116,324
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund (continued)
Investor A
Shares sold	278	$ 3,078	3,862	$ 40,903
Shares issued in reinvestment of distributions	137	1,521	189	1,954
Shares redeemed	(16)	(180)	(432)	(4,416)
	399	$ 4,419	3,619	$ 38,441
Class K
Shares sold	27,822	$ 312,850	60,750	$ 626,790
Shares issued in reinvestment of distributions	1,215	13,486	1,709	17,688
Shares redeemed	(21,121)	(234,777)	(4,417)	(47,392)
	7,916	$ 91,559	58,042	$ 597,086
	(2,662)	$ (28,190)	72,721	$ 751,851

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	7,077	$ 85,263	1,177	$ 12,703
Shares issued in reinvestment of distributions	166	1,953	359	3,863
Shares redeemed	(6,509)	(78,368)	(71)	(769)
	734	$ 8,848	1,465	$ 15,797
Investor A
Shares sold	4,910	$ 55,234	797	$ 8,617
Shares issued in reinvestment of distributions	149	1,746	243	2,622
Shares redeemed	(8)	(99)	(830)	(8,960)
	5,051	$ 56,881	210	$ 2,279
Class K
Shares sold	116,628	$ 1,384,805	403,879	$ 4,430,624
Shares issued in reinvestment of distributions	3,840	45,118	3,010	32,584
Shares redeemed	(331,910)	(3,990,671)	(42,333)	(464,185)
	(211,442)	$ (2,560,748)	364,556	$ 3,999,023
	(205,657)	$ (2,495,019)	366,231	$ 4,017,099

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	717	$ 8,714	1,416	$ 15,649
Shares issued in reinvestment of distributions	18	224	23	262
Shares redeemed	(6)	(74)	(5)	(54)
	729	$ 8,864	1,434	$ 15,857
Investor A
Shares sold	11,172	$ 130,926	7,623	$ 87,246
Shares issued in reinvestment of distributions	602	7,281	1,056	11,676
Shares redeemed	(13,346)	(161,051)	(2,387)	(26,531)
	(1,572)	$ (22,844)	6,292	$ 72,391
Class K
Shares sold	153,920	$ 1,879,003	53,834	$ 599,269
Shares issued in reinvestment of distributions	1,175	14,227	2,015	22,413
Shares redeemed	(37,032)	(471,451)	(11,805)	(133,710)
	118,063	$ 1,421,779	44,044	$ 487,972
	117,220	$ 1,407,799	51,770	$ 576,220

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	1,434	$ 17,825	1,417	$ 15,846
Shares issued in reinvestment of distributions	21	256	26	288
Shares redeemed	(16)	(192)	(5)	(63)
	1,439	$ 17,889	1,438	$ 16,071
Investor A
Shares sold	24,600	$ 291,416	44,137	$ 494,067
Shares issued in reinvestment of distributions	576	7,093	524	5,953
Shares redeemed	(23,078)	(284,781)	(7,976)	(91,430)
	2,098	$ 13,728	36,685	$ 408,590
Class K
Shares sold	127,664	$ 1,601,700	63,723	$ 709,705
Shares issued in reinvestment of distributions	1,623	20,015	3,015	34,001
Shares redeemed	(19,633)	(249,239)	(8,272)	(96,363)
	109,654	$ 1,372,476	58,466	$ 647,343
	113,191	$ 1,404,093	96,589	$ 1,072,004

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	386	$ 4,795	4,131	$ 47,376
Shares issued in reinvestment of distributions	41	509	25	283
Shares redeemed	(11)	(142)	(7)	(84)
	416	$ 5,162	4,149	$ 47,575
Investor A
Shares sold	1,235	$ 15,256	2,925	$ 33,367
Shares issued in reinvestment of distributions	58	721	92	1,024
Shares redeemed	(1,954)	(24,179)	(541)	(6,111)
	(661)	$ (8,202)	2,476	$ 28,280
Class K
Shares sold	67,419	$ 844,585	31,914	$ 357,924
Shares issued in reinvestment of distributions	648	7,998	1,193	13,416
Shares redeemed	(19,938)	(252,013)	(5,946)	(69,249)
	48,129	$ 600,570	27,161	$ 302,091
	47,884	$ 597,530	33,786	$ 377,946

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	2,503	$ 32,366	4,082	$ 46,180
Shares issued in reinvestment of distributions	83	1,025	152	1,722
Shares redeemed	(21)	(270)	(31)	(347)
	2,565	$ 33,121	4,203	$ 47,555
Investor A
Shares sold	45,774	$ 558,629	56,988	$ 631,590
Shares issued in reinvestment of distributions	761	9,430	605	6,830
Shares redeemed	(23,527)	(297,400)	(743)	(8,357)
	23,008	$ 270,659	56,850	$ 630,063
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund (continued)
Class K
Shares sold	37,983	$ 480,075	27,246	$ 308,077
Shares issued in reinvestment of distributions	657	8,154	1,170	13,222
Shares redeemed	(8,348)	(107,283)	(7,788)	(89,254)
	30,292	$ 380,946	20,628	$ 232,045
	55,865	$ 684,726	81,681	$ 909,663

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	24	$ 300	373	$ 4,237
Shares issued in reinvestment of distributions	6	75	5	54
Shares redeemed	(4)	(51)	(3)	(28)
	26	$ 324	375	$ 4,263
Investor A
Shares sold	42,297	$ 516,032	29,717	$ 335,370
Shares issued in reinvestment of distributions	584	7,181	175	1,972
Shares redeemed	(13,144)	(168,474)	(3,053)	(33,938)
	29,737	$ 354,739	26,839	$ 303,404
Class K
Shares sold	6,160	$ 77,093	9,504	$ 107,315
Shares issued in reinvestment of distributions	187	2,298	144	1,615
Shares redeemed	(9,837)	(124,338)	(1,123)	(13,049)
	(3,490)	$ (44,947)	8,525	$ 95,881
	26,273	$ 310,116	35,739	$ 403,548
As of April 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
LifePath ESG Index Retirement Fund	10,000	10,000	180,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following item was noted:
On May 16, 2024, the Board of Trustees of the Trust approved the reorganization of the BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”), with and into the LifePath® ESG Index Retirement Fund. The reorganization is expected to occur during the fourth quarter of 2024. Shareholders of the Target Fund are not required to approve the reorganization.

2024 BlackRock Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (each, a "Fund" and collectively, the "Funds"), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications.  Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

2024 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

2024 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
LPESG-04/24-SAR

April 30, 2024
2024 Semi-Annual Report (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents
3

Fund Summary as of April 30, 2024

BlackRock Diversified Fixed Income Fund
Investment Objective
BlackRock Diversified Fixed Income Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, all of the Fund’s share classes outperformed their benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s performance is driven by a combination of active asset allocation and underlying actively managed strategies.
In terms of the underlying active strategies, Core Alpha Bond was the strongest contributor, with the Total Return strategy adding to performance as well. With respect to the portfolio’s asset allocation views, a directional underweight to long-dated U.S. Treasuries was the largest contributor to return for the period, along with an underweight to 10-year Treasuries, as persistent inflation has caused domestic interest rates to continue to price in a “higher for longer” interest rate environment.
In terms of asset allocation, the portfolio’s short-dated cross sectional (long/short views at the same time) bond positioning was the largest detractor from performance, with cross sectional bond positioning at the belly of the curve also detracting. In terms of the underlying actively managed strategies, there were no notable detractors.
Describe recent portfolio activity.
The reporting period was characterized by increased global economic activity, a cooling but still strong labor market, and inflation that remained above policymakers’ long-term targets. Against this backdrop, equity markets moved higher while bond markets sold off as rate cut expectations were pushed out in the United States. In the United States, services inflation remained persistent even as goods inflation has successfully been reined in. The Fed continued to signal rate cuts, but at a reduced pace relative to expectations entering 2024. The Fund utilized this dynamic to increase its underweight to U.S. Treasuries along the length of the yield curve, while holding long exposure to the 10-year segment of the United Kingdom government curve.
The use of derivatives, including financial futures, swaps, and foreign currency transactions, are used by the Fund as a means to hedge and/or take outright views on equities, interest rates, credit risk and/or currencies. During the period, the use of derivatives as opposed to physical securities did not have a material impact on performance.
The Fund’s cash position was 7.9% at period end and averaged 8.7% for the period. The cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
At period end, the Fund had a below-benchmark stance with respect to U.S. duration and corresponding interest rate sensitivity, as reflected in underweight allocations to the belly and long-end of the U.S. Treasury yield curve. By contrast, the Fund was overweight to duration in the United Kingdom and Mexico. The Fund continued to hold exposures to the Core Alpha and Total Return strategies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Institutional	5.66%	(1.00)%	(0.68)%
Class K	5.80	(0.94)	(0.60)
Bloomberg U.S. Aggregate Bond Index(c)	4.97	(1.47)	(1.17)

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund commenced operations on January 18, 2023.
(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,056.60	$ 1.24	$ 1,000.00	$ 1,023.66	$ 1.22	0.24%
4
2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

BlackRock Diversified Fixed Income Fund
Expense Example (continued)
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Class K	$ 1,000.00	$ 1,058.00	$ 0.73	$ 1,000.00	$ 1,024.15	$ 0.72	0.14%

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)	Percent of Total Investments
U.S. Government Sponsored Agency Securities	29.8%
U.S. Treasury Obligations	26.1
Corporate Bonds	25.9
Non-Agency Mortgage-Backed Securities	9.6
Asset-Backed Securities	6.4
Foreign Agency Obligations	1.7
Other*	0.5

CREDIT QUALITY ALLOCATION
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(e)	59.4%
AA/Aa	2.8
A	11.6
BBB/Baa	14.8
BB/Ba	4.1
B	1.1
CCC/Caa	0.5
CC	0.1
C	0.4
D	— (c)
N/R(d)	5.2

(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality.  As of April 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

(e)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as
AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary
5

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. On the close of business on September 18, 2023, all of the issued and outstanding shares of the Fund were redesignated as Class K Shares. Institutional Shares performance shown prior to the Institutional Shares inception date of September 19, 2023 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Fund Advisors (the “Manager”), the Fund’s investment adviser, and BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s) the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Diversified Fixed Income Fund
6
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	USD	680	$ 677,452
Affirm Asset Securitization Trust(a)
Series 2022-A, Class 1A, 4.30%, 05/17/27		250	249,789
Series 2022-Z1, Class A, 4.55%, 06/15/27		553	549,468
Series 2023-A, Class 1A, 6.61%, 01/18/28		937	940,681
Series 2023-A, Class 1D, 9.09%, 01/18/28		1,000	1,015,540
Series 2023-B, Class A, 6.82%, 09/15/28		250	252,568
Series 2023-B, Class B, 7.44%, 09/15/28		230	231,829
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,017,302
Series 2023-X1, Class A, 7.11%, 11/15/28		836	839,029
Series 2023-X1, Class C, 8.25%, 11/15/28		235	239,345
Series 2023-X1, Class D, 9.55%, 11/15/28		300	307,723
Series 2024-A, Class A, 5.61%, 02/15/29		100	99,023
Series 2024-A1, Class B, 5.93%, 02/15/29		510	503,876
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(a)		127	120,676
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		150	143,370
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.42%, 04/22/34(a)(b)		250	250,656
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b)
Series 2021-FL1, Class A, (1-mo. Term SOFR + 1.08%), 6.41%, 12/15/35		107	106,359
Series 2021-FL4, Class A, (1-mo. Term SOFR + 1.46%), 6.79%, 11/15/36		520	516,588
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 10.01%, 10/15/36(a)(b)		250	254,140
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. Term SOFR + 0.59%), 5.91%, 05/25/35(b)		166	129,843
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1-mo. Term SOFR + 1.09%), 6.41%, 12/25/34(b)		168	149,844
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)		109	103,848
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 5.77%, 09/25/36(b)		79	77,595
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1-mo. Term SOFR + 5.36%), 6.67%, 06/25/35(b)		210	207,769
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1-mo. Term SOFR + 2.11%), 7.43%, 03/25/37(a)(b)		111	108,834
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/20/34(a)(b)		500	500,749
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/30/31(a)(b)		192	192,602
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)		298	298,853
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.17%, 10/25/30(a)(b)		250	249,841
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/20/30(a)(b)		182	182,036
Security		Par (000)	Value
Asset-Backed Securities (continued)
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)	USD	100	$ 99,430
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 05/15/37(a)(b)(c)		250	250,000
Carlyle Global Market Strategies CLO Ltd., Series 2012- 3RR, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 6.77%, 01/14/32(a)(b)		229	229,512
Carlyle U.S. CLO Ltd., Series 2017-3A, Class A2R, (3-mo. CME Term SOFR + 1.69%), 7.02%, 07/20/29(a)(b)		250	250,326
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/34(a)(b)		250	250,058
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	86,617
CIFC Funding Ltd.(a)(b)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/22/31		234	233,934
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/21/37		280	280,584
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/18/31		400	401,121
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/15/33		250	250,239
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1-mo. Term SOFR + 1.86%), 7.18%, 10/25/37		150	136,798
Series 2007-1, Class 2M2, (1-mo. Term SOFR + 1.86%), 7.18%, 10/25/37		676	588,382
Clover CLO LLC, Series 2020-1R, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/15/34(a)(b)		250	250,253
College Ave Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 7.07%, 06/25/54(a)(b)		141	139,776
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(a)		94	95,119
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)		844	845,578
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(b)		121	113,094
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)		372	275,160
CWABS Asset-Backed Certificates Trust(b)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		266	249,796
Series 2006-13, Class 1AF4, 3.98%, 01/25/37		104	100,469
Series 2006-17, Class 2A2, (1-mo. Term SOFR + 0.41%), 5.73%, 03/25/47		75	72,549
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 01/15/37(b)		1	1,041
Diameter Capital CLO Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.83%, 07/15/36(a)(b)		250	250,280
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 01/15/27		329	324,946
Dryden Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/30(a)(b)		400	401,113
Elmwood CLO III Ltd., Series 2019-3A, Class ER, (3- mo. CME Term SOFR + 6.76%), 12.09%, 10/20/34(a)(b)		250	251,875
Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO Ltd., Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.52%, 04/17/36(a)(b)	USD	250	$ 251,092
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(b)		289	220,459
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/27		500	477,962
Series 2022-2A, Class B, 3.65%, 10/15/26		177	177,095
Series 2022-2A, Class C, 3.85%, 07/17/28		500	493,566
Series 2022-5A, Class D, 7.40%, 02/15/29		100	101,654
Series 2023-2A, Class D, 6.32%, 08/15/29		545	544,012
series 2023-3A, Class D, 6.68%, 04/16/29		400	401,838
Series 2023-5A, Class C, 6.85%, 01/16/29		560	569,412
Series 2023-A4, Class D, 6.95%, 12/17/29		350	354,795
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1, (1-mo. Term SOFR + 0.35%), 5.67%, 10/25/36(b)		30	18,867
FirstKey Homes Trust(a)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	548,613
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	578,346
Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, (3- mo. CME Term SOFR + 1.46%), 6.79%, 11/22/31(a)(b)		238	237,623
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/31(a)(b)		183	183,568
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31(a)(b)		176	176,022
Golub Capital Partners CLO Ltd.(a)(b)
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/34		250	250,284
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/25/36		250	251,918
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 6.89%, 04/17/33(a)(b)		250	250,242
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (3-mo. SOFR + 1.95%), 7.31%, 09/01/26		146	146,897
Series 2023-2A, Class A, (3-mo. SOFR + 2.25%), 7.61%, 03/01/27		201	203,352
Series 2024-1A, Class A, (3-mo. SOFR + 1.70%), 7.06%, 03/01/28		110	110,270
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. Term SOFR + 2.27%), 7.59%, 09/19/38(a)(b)		251	250,380
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/22/34(a)(b)		250	250,940
Invesco Euro CLO, Series 6A, Class D, (3-mo. EURIBOR + 3.05%), 6.96%, 07/15/34(a)(b)	EUR	250	249,573
Lendmark Funding Trust(a)
Series 2022-1A, Class A, 5.12%, 07/20/32	USD	100	98,627
Series 2023-1A, Class D, 8.69%, 05/20/33		131	133,899
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 5.79%, 03/25/46(b)		124	95,627
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(b)		250	251,940
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/34(a)(b)		500	499,693
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(b)	USD	250	$ 251,077
Madison Park Funding XXXIV Ltd.(a)(b)
Series 2019-34A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.74%, 04/25/32		400	401,640
Series 2019-36A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.23%, 04/15/35		390	391,563
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34(a)(b)		250	249,601
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1-mo. Term SOFR + 0.41%), 5.73%, 05/25/37(a)(b)		185	158,028
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	6,677
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		310	106,349
Navient Private Education Refi Loan Trust(a)
Series 2019-CA, Class A2, 3.13%, 02/15/68		25	24,031
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 7.04%, 11/15/68(b)		332	335,590
Nelnet Student Loan Trust(a)
Series 2021-A, Class B1, 2.85%, 04/20/62		100	80,911
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.58%, 11/25/53(b)		89	89,028
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/15/29(a)(b)		406	406,398
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/15/30		250	250,217
Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/16/33		250	250,327
OCP CLO Ltd., Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/26/31(a)(b)		614	613,680
Octagon Investment Partners Ltd.(a)(b)
Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 6.65%, 01/20/31		199	198,938
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.12%, 10/20/30		250	250,483
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/19/30(a)(b)		172	171,900
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/18/34(a)(b)		250	250,370
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)		160	158,601
OneMain Financial Issuance Trust(a)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	92,641
Series 2020-2A, Class B, 2.21%, 09/14/35		240	212,830
Series 2024-1A, Class A, 5.79%, 05/14/41		184	184,058
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.64%, 10/15/37(a)(b)		80	78,014
Palmer Square CLO Ltd., Series 2023-4A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.92%, 10/20/33(a)(b)		250	251,120
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.38%, 04/15/30		229	228,820
8
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.(a)(b) (continued)
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.93%, 04/15/31	USD	250	$ 249,990
Series 2023-2A, Class C, (3-mo. CME Term SOFR + 4.35%), 9.70%, 01/25/32		250	249,998
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(a)		241	237,414
Pikes Peak CLO, Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.75%, 05/18/34(a)(b)		250	250,587
PRET LLC, Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)		143	142,542
Progress Residential Trust(a)
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	663,807
Series 2023-SFR2, Class E1, 4.75%, 10/17/28		125	112,873
PRPM LLC(a)
Series 2022-1, Class A1, 3.72%, 02/25/27		131	128,091
Series 2023-1, Class A1, 6.88%, 02/25/28(b)		131	130,855
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.62%, 02/20/30(a)(b)		321	320,670
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.22%, 04/17/36(a)(b)		250	250,474
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)		93	93,543
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/34(a)(b)		500	500,639
Regional Management Issuance Trust(a)
Series 2020-1, Class A, 2.34%, 10/15/30		43	42,182
Series 2021-1, Class A, 1.68%, 03/17/31		83	80,677
Series 2021-2, Class B, 2.35%, 08/15/33		300	255,160
Series 2022-1, Class A, 3.07%, 03/15/32		200	191,392
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		300	296,465
Series 2022-4, Class B, 4.42%, 11/15/27		300	296,448
Series 2022-5, Class B, 4.43%, 03/15/27		195	193,507
Series 2022-5, Class C, 4.74%, 10/16/28		750	739,349
Series 2022-6, Class B, 4.72%, 06/15/27		135	133,872
Series 2022-7, Class B, 5.95%, 01/17/28		700	700,979
Series 2024-1, Class C, 5.45%, 03/15/30		240	237,055
SMB Private Education Loan Trust(a)
Series 2016-B, Class A2A, 2.43%, 02/17/32		9	8,807
Series 2017-A, Class A2B, (1-mo. Term SOFR + 1.01%), 6.34%, 09/15/34(b)		122	121,494
Series 2018-B, Class A2B, (1-mo. Term SOFR + 0.83%), 6.16%, 01/15/37(b)		186	184,922
Series 2021-A, Class B, 2.31%, 01/15/53		254	236,610
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.78%, 03/15/56(b)		169	170,452
Series 2024-A, Class B, 5.88%, 03/15/56		154	151,072
Sofi Personal Loan Term, Series 2024-1, Class A, 6.06%, 02/12/31(d)		170	170,901
Soundview Home Loan Trust(b)
Series 2005-OPT3, Class M4, (1-mo. Term SOFR + 1.13%), 6.45%, 11/25/35		25	17,824
Series 2007-NS1, Class M1, (1-mo. Term SOFR + 0.46%), 5.78%, 01/25/37		19	17,038
Symphony CLO Ltd., Series 2023-38A, Class B1, (3- mo. CME Term SOFR + 2.25%), 7.57%, 04/24/36(a)(b)		250	251,349
Security		Par (000)	Value
Asset-Backed Securities (continued)
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.52%, 07/15/30(a)(b)	USD	186	$ 186,345
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/34(a)(b)		250	250,259
TICP CLO X Ltd., Series 2018-10A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(b)		134	134,178
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(b)		250	250,045
Voya CLO Ltd.(a)(b)
Series 2017-3A, Class DR, (3-mo. CME Term SOFR + 7.21%), 12.54%, 04/20/34		250	245,362
Series 2018-4A, Class A1AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 01/15/32		225	225,266
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/15/31		223	222,894
WaMu Asset-Backed Certificates WaMu Trust(b)
Series 2007-HE1, Class 2A3, (1-mo. Term SOFR + 0.26%), 5.58%, 01/25/37		271	122,647
Series 2007-HE2, Class 2A2, (1-mo. Term SOFR + 0.30%), 5.62%, 04/25/37		403	148,485
Series 2007-HE2, Class 2A3, (1-mo. Term SOFR + 0.36%), 5.68%, 04/25/37		594	218,921
Series 2007-HE2, Class 2A4, (1-mo. Term SOFR + 0.47%), 5.79%, 04/25/37		274	100,894
Washington Mutual Asset-Backed Certificates WMABS Trust(b)
Series 2006-HE1, Class 2A4, (1-mo. Term SOFR + 0.67%), 5.99%, 04/25/36		34	34,388
Series 2007-HE2, Class 2A1, (1-mo. Term SOFR + 0.21%), 5.53%, 02/25/37		502	138,717
Westlake Automobile Receivables Trust(a)
Series 2021-2A, Class D, 1.23%, 12/15/26		185	177,936
Series 2022-1A, Class D, 3.49%, 03/15/27		1,000	968,897
Series 2022-2A, Class C, 4.85%, 09/15/27		955	944,414
Series 2022-2A, Class D, 5.48%, 09/15/27		1,050	1,037,331
Series 2022-3A, Class A3, 5.49%, 07/15/26		31	30,848
Series 2023-1A, Class C, 5.74%, 08/15/28		515	513,339
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,247
Series 2023-2A, Class C, 6.29%, 03/15/28		300	301,248
Series 2023-2A, Class D, 7.01%, 11/15/28		900	910,938
Series 2023-3A, Class C, 6.02%, 09/15/28		305	304,797
Series 2023-3A, Class D, 6.47%, 03/15/29		180	180,239
Series 2023-4A, Class C, 6.64%, 11/15/28		550	555,961
Series 2024-1A, Class D, 6.02%, 10/15/29		680	676,805
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.71%, 07/24/32(a)(b)		250	250,150
Whitebox CLO II Ltd., Series 2020-2A, Class BR, (3- mo. CME Term SOFR + 2.01%), 7.33%, 10/24/34(a)(b)		400	401,123
Whitebox CLO III Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.79%, 10/15/34(a)(b)		250	250,780
Total Asset-Backed Securities — 7.1% (Cost: $48,226,638)			48,729,228
Corporate Bonds
Aerospace & Defense — 0.9%
BAE Systems PLC, 1.90%, 02/15/31(a)		200	159,073
Boeing Co.
2.60%, 10/30/25		50	47,447
Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
5.71%, 05/01/40	USD	150	$ 136,185
5.81%, 05/01/50		55	48,671
6.86%, 05/01/54(a)		120	120,325
3.95%, 08/01/59		110	68,747
5.93%, 05/01/60		287	250,862
7.01%, 05/01/64(a)		75	75,068
Embraer Netherlands Finance BV, 7.00%, 07/28/30(a)		200	204,875
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	180,777
General Dynamics Corp., 2.25%, 06/01/31		230	190,110
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28		33	28,452
L3Harris Technologies, Inc.
4.40%, 06/15/28		184	176,295
2.90%, 12/15/29		49	42,731
1.80%, 01/15/31		133	105,162
5.25%, 06/01/31		289	281,643
5.40%, 07/31/33		507	493,857
Lockheed Martin Corp.
5.10%, 11/15/27		220	219,864
1.85%, 06/15/30		126	103,742
3.90%, 06/15/32		260	237,276
4.07%, 12/15/42		50	41,183
5.70%, 11/15/54		70	70,754
4.30%, 06/15/62		450	355,900
5.90%, 11/15/63		245	253,783
5.20%, 02/15/64		75	69,630
Northrop Grumman Corp.
4.70%, 03/15/33(e)		36	34,113
4.90%, 06/01/34		66	62,939
5.15%, 05/01/40		50	46,950
4.03%, 10/15/47		58	44,935
RTX Corp.
6.70%, 08/01/28		643	675,058
4.13%, 11/16/28		70	66,519
5.75%, 01/15/29		293	297,618
6.10%, 03/15/34		444	458,967
4.50%, 06/01/42		20	16,993
2.82%, 09/01/51(e)		68	40,557
3.03%, 03/15/52		112	69,674
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)		55	60,844
Textron, Inc., 3.90%, 09/17/29		53	48,803
TransDigm, Inc.(a)
6.75%, 08/15/28(e)		128	128,544
6.38%, 03/01/29		179	177,633
6.63%, 03/01/32		108	107,816
			6,300,375
Automobile Components — 0.0%
Lear Corp., 3.80%, 09/15/27		35	33,139
Automobiles — 0.4%
American Honda Finance Corp., 4.90%, 03/13/29		180	176,516
AutoZone, Inc.
5.05%, 07/15/26		125	124,088
6.25%, 11/01/28		300	309,162
Carvana Co.(a)(f)
(12.00% PIK), 12.00%, 12/01/28		220	215,762
(13.00% PIK), 13.00%, 06/01/30		114	113,106
Ford Motor Credit Co. LLC
6.80%, 11/07/28		410	419,182
7.20%, 06/10/30		200	207,222
Security		Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
7.12%, 11/07/33	USD	200	$ 208,105
General Motors Financial Co., Inc.
3.80%, 04/07/25		150	147,174
5.40%, 04/06/26		165	163,966
5.65%, 01/17/29		25	24,763
5.75%, 02/08/31		75	74,104
6.10%, 01/07/34		78	77,490
5.95%, 04/04/34(e)		151	147,695
Genuine Parts Co., 1.75%, 02/01/25		150	145,466
Honda Motor Co. Ltd., 2.53%, 03/10/27(e)		50	46,401
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		20	20,776
Toyota Motor Credit Corp.
4.80%, 01/10/25		100	99,569
3.65%, 08/18/25		95	92,872
			2,813,419
Banks — 5.9%
Banco Santander SA
5.15%, 08/18/25		200	197,605
1.85%, 03/25/26		200	185,589
5.59%, 08/08/28		600	596,533
6.92%, 08/08/33		200	203,275
Bank of America Corp.
3.88%, 08/01/25		100	97,981
4.18%, 11/25/27		80	76,549
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)		110	100,918
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)		70	64,474
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)		400	380,118
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)		205	165,376
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)		292	240,589
(1-day SOFR + 1.33%), 3.38%, 04/02/26(b)		310	302,947
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)		95	78,428
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)		250	251,163
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)		76	60,431
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)		84	67,223
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)		110	110,647
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)		125	91,983
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)		294	289,450
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)		147	142,953
(1-day SOFR + 1.65%), 3.48%, 03/13/52(b)		50	34,777
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)		190	187,568
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)		769	770,399
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)		180	173,382
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)		135	91,316
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)		100	102,091
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)		235	230,532
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)		200	168,196
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)		73	61,436
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)		935	866,643
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)		65	50,315
Bank of Montreal
5.92%, 09/25/25		170	170,810
5.72%, 09/25/28		40	40,447
Bank of New York Mellon Corp., (1-day SOFR + 1.03%), 4.95%, 04/26/27(b)		5	4,948
Bank of Nova Scotia, 1.35%, 06/24/26		300	275,164
10
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC(b)
(1-day SOFR + 1.74%), 5.69%, 03/12/30	USD	333	$ 328,590
(1-day SOFR + 2.21%), 5.83%, 05/09/27		250	249,128
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	147,673
Citibank NA, 5.57%, 04/30/34		250	249,115
Citigroup, Inc.
6.00%, 10/31/33		50	50,449
8.13%, 07/15/39		20	24,411
(1-day SOFR + 0.69%), 2.01%, 01/25/26(b)		100	97,088
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)		280	256,370
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)		530	494,654
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)		28	27,383
(1-day SOFR + 1.37%), 4.14%, 05/24/25(b)		195	194,750
(1-day SOFR + 1.53%), 3.29%, 03/17/26(b)		200	195,399
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)		408	354,497
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)		720	692,970
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)		120	112,620
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)		366	375,557
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)		20	19,849
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)		610	594,396
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)		240	224,028
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)		139	129,685
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)		91	84,314
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)		100	80,932
Credit Suisse AG/New York
4.75%, 08/09/24		300	299,242
7.95%, 01/09/25		250	253,365
3.70%, 02/21/25		284	279,175
5.00%, 07/09/27		310	303,188
Deutsche Bank AG/New York
5.37%, 09/09/27		450	447,398
(1-day SOFR + 1.59%), 5.71%, 02/08/28(b)		150	148,597
(1-day SOFR + 2.51%), 6.82%, 11/20/29(b)		150	154,165
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)		30	30,342
Freedom Mortgage Corp.(a)
12.00%, 10/01/28		10	10,702
12.25%, 10/01/30		62	67,283
Goldman Sachs Group, Inc.
3.50%, 01/23/25		200	196,875
2.60%, 02/07/30		273	234,159
3.80%, 03/15/30(e)		115	105,196
6.75%, 10/01/37		25	26,386
5.15%, 05/22/45		50	45,793
(1-day SOFR + 0.79%), 1.09%, 12/09/26(b)		350	324,453
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)		271	250,410
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)		220	200,877
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)		132	104,215
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)		102	94,086
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)		128	102,435
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)		314	254,259
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)		705	706,148
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)		200	163,748
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)		548	455,906
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)		1,288	1,288,680
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)		190	139,761
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)		400	386,451
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)		718	740,862
Security		Par (000)	Value
Banks (continued)
HSBC Holdings PLC
6.50%, 09/15/37	USD	300	$ 302,885
(1-day SOFR + 1.43%), 3.00%, 03/10/26(b)		300	292,495
(1-day SOFR + 1.51%), 4.18%, 12/09/25(b)		200	197,651
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)		200	200,171
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)		200	202,407
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	728,395
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	201,147
Inter-American Development Bank, 4.50%, 05/15/26		190	187,722
JPMorgan Chase & Co.
4.95%, 06/01/45		105	95,440
(1-day SOFR + 0.80%), 1.05%, 11/19/26(b)		330	307,098
(1-day SOFR + 0.92%), 2.60%, 02/24/26(b)		205	199,596
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)		29	28,977
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)		113	89,660
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)		110	91,398
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)		180	175,632
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)		784	775,632
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)		507	507,339
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)		276	281,633
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)		85	79,103
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)		25	25,889
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)		180	175,043
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)		95	85,882
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)		335	282,736
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)		425	404,067
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)		69	54,579
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)		37	33,943
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)		61	52,895
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)		550	532,052
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)		30	28,622
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)		20	15,378
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)		200	189,414
Lloyds Banking Group PLC, (1-year CMT + 0.85%), 1.63%, 05/11/27(b)		200	183,556
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	183,444
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	248,963
(1-year CMT + 1.50%), 5.54%, 04/17/26(e)		440	438,554
Mizuho Financial Group, Inc.(b)
(1-year CMT + 0.90%), 2.65%, 05/22/26(e)		200	193,601
(1-year CMT + 1.65%), 5.78%, 07/06/29		200	200,642
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	398,411
Morgan Stanley
4.35%, 09/08/26		25	24,319
3.59%, 07/22/28(b)		25	23,524
4.38%, 01/22/47		45	37,334
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)		153	119,850
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)		92	71,788
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)		282	241,565
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)		108	85,882
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)		229	184,275
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)		644	644,137
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)		114	94,100
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	USD	100	$ 99,006
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)		383	382,846
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)		30	29,510
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)		295	291,164
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)		45	44,287
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)		558	542,865
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)		906	934,187
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)		105	108,901
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)		250	224,701
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)		20	18,768
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)		245	238,125
PNC Financial Services Group, Inc., (1-day SOFR + 1.32%), 5.81%, 06/12/26(b)		355	355,073
Popular, Inc., 7.25%, 03/13/28		203	203,538
Royal Bank of Canada
1.20%, 04/27/26		20	18,402
3.63%, 05/04/27		200	190,258
4.95%, 02/01/29		125	122,670
5.00%, 02/01/33		25	24,101
Santander Holdings USA, Inc.(b)
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	49,675
(1-day SOFR + 2.36%), 6.50%, 03/09/29		30	30,233
(1-day SOFR + 2.50%), 6.17%, 01/09/30		180	179,295
(1-day SOFR + 3.28%), 7.66%, 11/09/31		55	58,822
Santander U.K. Group Holdings PLC, (1-day SOFR + 2.75%), 6.83%, 11/21/26(b)		200	202,166
State Street Corp., (1-day SOFR + 2.60%), 2.90%, 03/30/26(b)		20	19,457
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25		200	190,304
Toronto-Dominion Bank, 5.10%, 01/09/26		130	129,456
Truist Financial Corp.(b)
(1-day SOFR + 2.05%), 6.05%, 06/08/27		200	201,059
(1-day SOFR + 2.36%), 5.87%, 06/08/34		155	152,087
U.S. Bancorp(b)
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	73,268
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	115,228
UBS AG, 5.65%, 09/11/28		200	200,918
UBS Group AG(a)(b)
(1-year CMT + 1.00%), 2.10%, 02/11/32		400	312,381
(1-year CMT + 1.77%), 5.70%, 02/08/35		359	348,116
(1-year CMT + 2.00%), 6.30%, 09/22/34		261	264,947
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(b)		250	252,110
Wells Fargo & Co.
4.40%, 06/14/46		75	59,354
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)		259	259,180
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)		200	196,159
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)		196	192,184
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)		250	235,915
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)		300	295,207
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)		275	274,122
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)		454	441,010
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)		240	245,870
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)		100	97,439
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)		440	424,221
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)		701	729,833
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)		260	244,103
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)		25	20,834
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	USD	225	$ 211,421
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)		50	44,409
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)		40	38,355
			40,546,637
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	13,963
4.90%, 02/01/46		100	89,989
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 01/23/59		20	20,312
Coca-Cola Co.
2.25%, 01/05/32		60	49,538
2.75%, 06/01/60		100	59,943
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30		300	259,401
Constellation Brands, Inc.
3.70%, 12/06/26		100	95,552
4.75%, 05/09/32		105	99,211
Diageo Capital PLC
1.38%, 09/29/25		300	283,397
5.50%, 01/24/33		600	604,705
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	33,859
4.50%, 11/15/45		20	16,573
PepsiCo, Inc., 3.88%, 03/19/60		375	283,308
			1,909,751
Biotechnology — 0.5%
Amgen, Inc.
1.90%, 02/21/25		300	290,920
5.51%, 03/02/26		160	159,546
5.25%, 03/02/30		657	651,207
4.20%, 03/01/33		85	76,944
4.66%, 06/15/51		20	16,666
5.65%, 03/02/53		90	86,371
4.40%, 02/22/62		318	244,250
5.75%, 03/02/63		367	350,548
Gilead Sciences, Inc.
2.60%, 10/01/40		286	191,397
4.80%, 04/01/44		138	121,263
4.50%, 02/01/45		81	67,995
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	934,083
2.80%, 09/15/50		50	29,291
Royalty Pharma PLC, 2.20%, 09/02/30		50	40,576
			3,261,057
Broadline Retail — 0.1%
Amazon.com, Inc.
3.60%, 04/13/32		120	108,207
4.05%, 08/22/47		25	20,421
eBay, Inc., 2.70%, 03/11/30		40	34,627
Rakuten Group, Inc., 11.25%, 02/15/27(a)		175	181,738
			344,993
Building Materials — 0.1%
Boise Cascade Co., 4.88%, 07/01/30(a)		7	6,420
Builders FirstSource, Inc., 6.38%, 03/01/34(a)		85	83,423
Carrier Global Corp., 2.70%, 02/15/31		20	16,860
12
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Eagle Materials, Inc., 2.50%, 07/01/31	USD	295	$ 241,708
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)		60	60,441
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)		100	105,314
			514,166
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	278,435
4.50%, 09/15/32		80	76,610
5.88%, 12/16/36		20	20,730
4.95%, 09/15/52		40	36,176
Lowe’ s Cos., Inc.
3.38%, 09/15/25		60	58,296
3.35%, 04/01/27		300	283,738
1.70%, 10/15/30		40	31,915
2.63%, 04/01/31		104	87,122
5.00%, 04/15/33		100	96,577
2.80%, 09/15/41		236	159,233
5.80%, 09/15/62		40	38,349
			1,167,181
Capital Markets — 0.3%
Ares Capital Corp.
4.25%, 03/01/25		20	19,675
2.15%, 07/15/26		200	183,650
7.00%, 01/15/27		185	188,299
Barings BDC, Inc., 3.30%, 11/23/26		50	45,588
Blackstone Private Credit Fund, 3.25%, 03/15/27		100	91,771
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,170
Brookfield Finance, Inc., 5.97%, 03/04/54		460	450,208
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		25	23,370
FS KKR Capital Corp.
2.63%, 01/15/27		110	99,010
3.25%, 07/15/27		100	89,959
3.13%, 10/12/28		220	189,134
7.88%, 01/15/29		10	10,292
Golub Capital BDC, Inc., 6.00%, 07/15/29		380	366,692
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 01/15/29(a)		68	70,526
Main Street Capital Corp.
3.00%, 07/14/26		100	93,125
6.95%, 03/01/29		150	151,127
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29		150	147,071
			2,234,667
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.70%, 11/15/33		20	20,644
Chemours Co., 5.75%, 11/15/28(a)(e)		100	91,837
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)		104	97,032
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	18,659
Eastman Chemical Co., 5.75%, 03/08/33		27	26,683
Ecolab, Inc., 2.13%, 02/01/32		90	72,521
EIDP, Inc., 4.50%, 05/15/26		35	34,344
LYB International Finance III LLC
4.20%, 05/01/50		60	44,614
3.80%, 10/01/60(e)		100	65,944
NOVA Chemicals Corp., 9.00%, 02/15/30(a)		110	113,344
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)(e)		5	4,565
Rain Carbon, Inc., 12.25%, 09/01/29(a)(e)		120	124,967
Security		Par (000)	Value
Chemicals (continued)
RPM International, Inc., 4.55%, 03/01/29	USD	27	$ 25,674
Sherwin-Williams Co.
3.45%, 06/01/27		150	141,626
2.95%, 08/15/29		35	31,019
			913,473
Commercial Services & Supplies — 0.3%
APX Group, Inc., 5.75%, 07/15/29(a)		100	92,983
CoreCivic, Inc., 8.25%, 04/15/29		110	113,662
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)		55	57,132
GEO Group, Inc.(a)
8.63%, 04/15/29		208	210,571
10.25%, 04/15/31		103	106,187
Interface, Inc., 5.50%, 12/01/28(a)(e)		74	69,400
President and Fellows of Harvard College, 2.52%, 10/15/50(e)		150	91,270
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(e)		167	163,145
PROG Holdings, Inc., 6.00%, 11/15/29(a)		105	96,747
Quanta Services, Inc.
2.90%, 10/01/30		800	684,168
2.35%, 01/15/32		220	173,580
3.05%, 10/01/41		50	33,866
Steelcase, Inc., 5.13%, 01/18/29		37	34,608
			1,927,319
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95%, 02/26/31		247	242,938
5.30%, 02/26/54		205	197,257
Motorola Solutions, Inc.
4.60%, 02/23/28		65	63,041
2.30%, 11/15/30		400	328,996
2.75%, 05/24/31		200	166,161
5.60%, 06/01/32		819	814,575
5.40%, 04/15/34		315	306,334
5.50%, 09/01/44		195	184,392
			2,303,694
Construction & Engineering(a) — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(e)		67	71,897
Tutor Perini Corp., 11.88%, 04/30/29		115	117,844
			189,741
Consumer Finance — 0.2%
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)		100	103,209
FirstCash, Inc.(a)
5.63%, 01/01/30		105	98,945
6.88%, 03/01/32		85	83,926
Global Payments, Inc.
5.30%, 08/15/29		28	27,359
2.90%, 05/15/30		66	56,250
5.40%, 08/15/32		40	38,607
Moody’s Corp., 2.00%, 08/19/31(e)		88	69,932
S&P Global, Inc.
2.45%, 03/01/27		200	185,116
5.25%, 09/15/33(a)		55	54,505
2.30%, 08/15/60		230	115,721
3.90%, 03/01/62		380	276,038
Sabre GLBL, Inc., 11.25%, 12/15/27(a)(e)		101	94,395
			1,204,003
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.0%
Dollar General Corp., 5.20%, 07/05/28	USD	20	$ 19,742
Target Corp., 4.80%, 01/15/53		35	31,251
Walmart, Inc.
4.50%, 09/09/52		110	95,704
4.50%, 04/15/53		25	21,755
			168,452
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33(e)		26	25,791
Berry Global, Inc., 5.50%, 04/15/28		40	39,544
Mauser Packaging Solutions Holding Co.(a)
7.88%, 04/15/27		25	25,469
9.25%, 04/15/27		25	24,499
Packaging Corp. of America
5.70%, 12/01/33		200	199,235
4.05%, 12/15/49		420	318,507
WRKCo, Inc., 3.00%, 06/15/33		80	65,115
			698,160
Diversified Consumer Services — 0.0%
California Institute of Technology
4.70%, 11/01/2111		35	28,551
3.65%, 09/01/2119		50	32,171
Emory University, Series 2020, 2.14%, 09/01/30		35	29,299
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	44,006
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	110,504
University of Southern California, 4.98%, 10/01/53		10	9,457
			253,988
Diversified REITs — 0.9%
American Tower Corp.
1.50%, 01/31/28		53	45,567
5.80%, 11/15/28		140	140,895
5.20%, 02/15/29(e)		28	27,487
3.80%, 08/15/29		304	278,079
2.90%, 01/15/30		62	53,464
1.88%, 10/15/30		74	58,658
2.70%, 04/15/31		54	44,605
2.30%, 09/15/31		325	258,218
2.95%, 01/15/51		100	60,366
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	18,108
Crown Castle, Inc.
1.05%, 07/15/26		65	58,828
4.30%, 02/15/29		25	23,506
5.60%, 06/01/29		140	139,169
3.10%, 11/15/29		94	82,134
3.30%, 07/01/30		80	69,434
2.10%, 04/01/31		294	232,610
2.50%, 07/15/31		64	51,642
5.80%, 03/01/34		110	108,959
2.90%, 04/01/41		50	33,475
Equinix, Inc.
1.25%, 07/15/25		100	94,543
1.55%, 03/15/28		50	42,909
3.20%, 11/18/29		268	236,292
2.15%, 07/15/30		275	224,124
2.50%, 05/15/31		252	205,485
3.90%, 04/15/32		134	118,512
Extra Space Storage LP, 2.55%, 06/01/31		45	36,473
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		535	528,461
4.00%, 01/15/30		49	43,881
Security		Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc. (continued)
4.00%, 01/15/31	USD	99	$ 86,690
3.25%, 01/15/32		638	521,857
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		70	67,666
Iron Mountain, Inc., 7.00%, 02/15/29(a)		158	158,899
Kimco Realty OP LLC, 2.80%, 10/01/26		20	18,784
Prologis LP
4.63%, 01/15/33		40	37,511
5.25%, 06/15/53		40	36,742
Public Storage Operating Co.
5.10%, 08/01/33		50	48,438
5.35%, 08/01/53		100	93,834
Regency Centers LP, 3.60%, 02/01/27		20	19,093
Rithm Capital Corp., 8.00%, 04/01/29(a)		182	177,971
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28		135	140,053
6.50%, 02/15/29		96	77,177
VICI Properties LP
4.75%, 02/15/28		628	603,168
4.95%, 02/15/30		128	121,377
VICI Properties LP/VICI Note Co., Inc.(a)
4.25%, 12/01/26		427	407,432
5.75%, 02/01/27		26	25,782
3.75%, 02/15/27		28	26,262
4.63%, 12/01/29		154	142,869
4.13%, 08/15/30		314	279,874
			6,407,363
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 03/25/26		730	679,814
1.65%, 02/01/28		260	227,197
3.10%, 02/01/43		125	87,826
4.35%, 06/15/45		45	36,423
5.45%, 03/01/47		59	55,411
4.50%, 03/09/48		56	45,029
3.65%, 06/01/51		366	252,024
3.50%, 09/15/53		109	71,860
3.55%, 09/15/55		174	113,483
3.65%, 09/15/59		876	568,297
3.50%, 02/01/61		50	32,011
British Telecommunications PLC, 9.63%, 12/15/30		20	23,907
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(e)		12	10,398
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,547
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29		30	26,382
8.75%, 05/15/30		126	128,284
8.63%, 03/15/31		11	11,110
Verizon Communications, Inc.
1.45%, 03/20/26		210	195,070
2.10%, 03/22/28		200	177,089
4.02%, 12/03/29		30	27,956
1.75%, 01/20/31		236	186,343
2.36%, 03/15/32		146	116,488
5.05%, 05/09/33		444	429,437
4.40%, 11/01/34		38	34,464
4.27%, 01/15/36		662	586,015
2.65%, 11/20/40		70	46,771
2.85%, 09/03/41		173	117,960
14
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.75%, 11/01/41	USD	45	$ 40,199
4.86%, 08/21/46		45	39,739
3.55%, 03/22/51		280	195,177
3.00%, 11/20/60		135	78,138
			4,664,849
Electric Utilities — 2.1%
AEP Texas, Inc.
4.70%, 05/15/32		105	97,350
5.40%, 06/01/33		110	106,012
4.15%, 05/01/49		36	26,583
3.45%, 01/15/50		41	26,860
3.45%, 05/15/51		57	36,608
5.25%, 05/15/52		120	105,600
AEP Transmission Co. LLC
5.15%, 04/01/34		199	191,493
4.00%, 12/01/46		59	45,753
3.80%, 06/15/49		150	109,242
3.15%, 09/15/49		171	110,001
5.40%, 03/15/53		51	47,625
Alabama Power Co.
5.85%, 11/15/33		80	81,589
4.15%, 08/15/44		127	101,322
3.75%, 03/01/45		83	62,411
3.13%, 07/15/51		56	36,326
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(g)		190	188,015
Ameren Corp., 5.70%, 12/01/26		110	110,259
Ameren Illinois Co.
4.95%, 06/01/33		60	57,401
2.90%, 06/15/51		45	27,500
5.90%, 12/01/52		20	20,203
Appalachian Power Co., 4.50%, 08/01/32		30	27,313
Arizona Public Service Co.
2.20%, 12/15/31		45	35,622
5.55%, 08/01/33		20	19,605
Baltimore Gas and Electric Co.
3.75%, 08/15/47		37	27,080
4.25%, 09/15/48		58	45,939
2.90%, 06/15/50		295	181,113
5.40%, 06/01/53		150	141,343
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	58,265
6.13%, 04/01/36		50	51,164
5.15%, 11/15/43		45	41,685
4.60%, 05/01/53		230	185,986
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	9,967
5.15%, 03/01/34		50	48,522
4.50%, 04/01/44		20	16,862
2.90%, 07/01/50		96	60,260
4.85%, 10/01/52		40	35,042
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52		170	176,688
Constellation Energy Generation LLC
5.80%, 03/01/33		15	14,992
6.50%, 10/01/53		25	25,947
Consumers Energy Co.
4.60%, 05/30/29		40	38,744
4.63%, 05/15/33		614	576,422
3.25%, 08/15/46		50	35,129
4.35%, 04/15/49		25	20,608
Security		Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
3.75%, 02/15/50	USD	37	$ 27,578
2.50%, 05/01/60		30	15,893
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		39	41,284
Dominion Energy, Inc., 4.35%, 08/15/32		50	45,564
DTE Electric Co.
5.20%, 04/01/33		80	78,504
4.05%, 05/15/48		65	50,710
2.95%, 03/01/50		43	27,003
3.65%, 03/01/52		20	14,220
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	19,249
3.70%, 12/01/47		208	149,316
3.20%, 08/15/49		125	82,309
3.45%, 04/15/51		90	61,392
3.55%, 03/15/52		45	30,918
5.40%, 01/15/54		217	203,818
Duke Energy Corp.
4.85%, 01/05/29		135	131,170
6.10%, 09/15/53		200	199,590
Duke Energy Florida LLC
1.75%, 06/15/30		32	25,962
2.40%, 12/15/31		34	27,747
3.00%, 12/15/51		195	120,028
5.95%, 11/15/52		202	203,332
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,264
Duke Energy Ohio, Inc., 5.55%, 03/15/54		30	28,320
Duke Energy Progress LLC
3.70%, 09/01/28		74	69,417
3.40%, 04/01/32		195	169,100
2.50%, 08/15/50		96	53,929
2.90%, 08/15/51		50	30,283
5.35%, 03/15/53		249	231,074
Edison International
4.70%, 08/15/25		43	42,350
5.75%, 06/15/27		44	43,999
4.13%, 03/15/28		20	18,816
6.95%, 11/15/29		360	378,024
Entergy Corp., 2.80%, 06/15/30		20	17,059
Entergy Louisiana LLC, 4.20%, 09/01/48		20	15,522
Entergy Texas, Inc., 5.80%, 09/01/53(e)		100	97,830
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	20,262
5.70%, 03/15/53		40	38,447
Evergy Metro, Inc., 5.40%, 04/01/34		30	29,287
Eversource Energy
4.75%, 05/15/26		150	147,247
5.45%, 03/01/28		116	115,083
4.25%, 04/01/29		30	28,144
5.13%, 05/15/33		50	47,153
Exelon Corp.
3.35%, 03/15/32		110	94,242
5.60%, 03/15/53		40	37,871
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)		158	126,050
Florida Power & Light Co.
5.05%, 04/01/28		30	29,834
5.10%, 04/01/33		110	107,235
5.96%, 04/01/39		25	25,859
4.05%, 10/01/44		60	48,142
3.99%, 03/01/49		109	84,340
2.88%, 12/04/51		247	152,017
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.30%, 04/01/53	USD	190	$ 179,973
Georgia Power Co.
4.95%, 05/17/33		111	105,673
4.75%, 09/01/40		50	43,854
5.13%, 05/15/52		90	81,644
Idaho Power Co., 5.80%, 04/01/54		25	24,260
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,137
Kentucky Utilities Co., 3.30%, 06/01/50		25	16,561
MidAmerican Energy Co.
4.25%, 05/01/46		65	52,094
3.95%, 08/01/47		68	51,879
5.85%, 09/15/54		30	30,176
5.30%, 02/01/55		134	124,566
National Grid PLC, 5.42%, 01/11/34		40	38,461
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,118
5.05%, 09/15/28		70	69,200
Nevada Power Co.
3.70%, 05/01/29		35	32,601
6.00%, 03/15/54		15	14,961
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		50	50,099
4.95%, 01/29/26		135	133,787
5.05%, 02/28/33		50	47,935
5.55%, 03/15/54		65	60,720
Northern States Power Co.
4.13%, 05/15/44		39	30,778
3.60%, 09/15/47		45	32,243
5.10%, 05/15/53		120	108,745
NSTAR Electric Co., 4.95%, 09/15/52		50	44,137
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,642
6.20%, 12/01/53(a)		75	74,532
Ohio Power Co.
2.60%, 04/01/30		362	308,347
1.63%, 01/15/31		47	36,480
4.00%, 06/01/49		36	26,849
2.90%, 10/01/51		353	211,325
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		20	17,311
5.65%, 11/15/33		50	50,226
5.30%, 06/01/42		105	100,296
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	52,581
2.95%, 03/01/26		65	61,687
3.30%, 03/15/27		150	140,692
6.10%, 01/15/29		50	50,407
4.50%, 07/01/40		60	48,687
4.95%, 07/01/50(e)		241	196,011
3.50%, 08/01/50(e)		146	93,639
5.25%, 03/01/52		68	57,156
6.75%, 01/15/53		100	103,096
6.70%, 04/01/53		112	115,087
PacifiCorp.
5.30%, 02/15/31		60	58,625
5.35%, 12/01/53		20	17,458
5.50%, 05/15/54		30	26,798
PECO Energy Co.
2.85%, 09/15/51		149	90,688
4.60%, 05/15/52		54	45,854
Security		Par (000)	Value
Electric Utilities (continued)
PECO Energy Co. (continued)
4.38%, 08/15/52	USD	191	$ 155,298
Potomac Electric Power Co., 5.20%, 03/15/34		140	136,822
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	100,005
5.25%, 05/15/53		40	37,375
Public Service Co. of Colorado
4.50%, 06/01/52		60	47,827
5.25%, 04/01/53		20	17,914
5.75%, 05/15/54		65	63,054
Public Service Co. of New Hampshire, 5.15%, 01/15/53		19	17,484
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	75,467
5.20%, 03/01/34		65	63,523
3.95%, 05/01/42		60	47,908
3.85%, 05/01/49		38	28,832
2.05%, 08/01/50		51	26,843
5.45%, 08/01/53		100	96,226
5.45%, 03/01/54		29	27,929
Puget Sound Energy, Inc., 5.45%, 06/01/53		10	9,448
San Diego Gas & Electric Co.
1.70%, 10/01/30		100	79,878
5.35%, 04/01/53		165	152,553
Sempra, 4.00%, 02/01/48		40	29,577
Sierra Pacific Power Co., 5.90%, 03/15/54(a)		30	29,396
Southern California Edison Co.
5.30%, 03/01/28		60	59,662
4.20%, 03/01/29		199	187,847
5.15%, 06/01/29		68	66,914
2.25%, 06/01/30		204	169,392
2.50%, 06/01/31		40	32,731
5.95%, 11/01/32		257	261,450
5.20%, 06/01/34		178	169,803
5.50%, 03/15/40		35	33,269
3.45%, 02/01/52		80	53,333
5.70%, 03/01/53		50	47,668
5.88%, 12/01/53		20	19,475
5.75%, 04/15/54		20	19,196
Southern Co.
3.25%, 07/01/26		250	238,397
4.85%, 06/15/28		95	92,601
5.70%, 03/15/34		70	69,787
(5-year CMT + 3.73%), 4.00%, 01/15/51(b)		60	57,235
Southwestern Electric Power Co.
4.10%, 09/15/28		20	18,785
5.30%, 04/01/33		10	9,528
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		60	63,482
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,411
Union Electric Co., 5.45%, 03/15/53		52	48,761
Virginia Electric and Power Co.
3.75%, 05/15/27		100	95,335
6.35%, 11/30/37		50	51,944
4.20%, 05/15/45		90	71,459
3.30%, 12/01/49		41	27,272
2.95%, 11/15/51		44	26,800
5.45%, 04/01/53		100	93,690
5.70%, 08/15/53		95	92,431
Vistra Operations Co. LLC, 6.00%, 04/15/34(a)		75	72,902
WEC Energy Group, Inc., 5.60%, 09/12/26		50	50,056
16
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Wisconsin Power and Light Co., 3.95%, 09/01/32	USD	60	$ 53,738
Xcel Energy, Inc., 4.60%, 06/01/32		55	50,465
			14,438,492
Electrical Equipment — 0.0%
Eaton Corp., 4.00%, 11/02/32		20	18,329
Emerson Electric Co., 2.00%, 12/21/28		50	43,705
			62,034
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 2.20%, 09/15/31		20	16,150
Arrow Electronics, Inc., 3.88%, 01/12/28		20	18,808
Avnet, Inc., 6.25%, 03/15/28		20	20,262
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	596,440
3.57%, 12/01/31		370	314,933
Flex Ltd.
3.75%, 02/01/26		150	144,380
4.88%, 06/15/29		480	459,638
Honeywell International, Inc., 4.50%, 01/15/34		370	347,692
Jabil, Inc., 4.25%, 05/15/27		100	95,863
Keysight Technologies, Inc., 4.60%, 04/06/27		100	97,646
TD SYNNEX Corp., 6.10%, 04/12/34		270	268,126
Vontier Corp., 2.95%, 04/01/31		560	458,426
Xerox Holdings Corp.(a)
5.50%, 08/15/28		201	174,410
8.88%, 11/30/29		50	47,634
			3,060,408
Energy Equipment & Services(a) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29		64	68,031
Kodiak Gas Services LLC, 7.25%, 02/15/29(e)		45	45,324
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		117	116,252
			229,607
Entertainment — 0.0%
Warnermedia Holdings, Inc., 5.14%, 03/15/52		125	95,739
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc., 3.05%, 03/01/50		380	248,967
Waste Connections, Inc.
2.60%, 02/01/30		150	129,556
3.20%, 06/01/32(e)		85	72,343
Waste Management, Inc.
4.63%, 02/15/33(e)		30	28,557
4.88%, 02/15/34		29	27,883
3.90%, 03/01/35		32	27,715
			535,021
Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	221,693
5.10%, 01/19/29		210	204,822
Air Lease Corp., 3.63%, 12/01/27		50	46,642
Ally Financial, Inc.(b)
(1-day SOFR + 2.82%), 6.85%, 01/03/30		265	267,756
(1-day SOFR + 3.26%), 6.99%, 06/13/29		20	20,431
American Express Co.(b)
(1-day SOFR + 1.00%), 5.10%, 02/16/28		465	459,766
(1-day SOFR + 1.76%), 4.42%, 08/03/33		50	46,411
(1-day SOFR + 1.84%), 5.04%, 05/01/34		220	210,996
(1-day SOFR + 1.93%), 5.63%, 07/28/34		150	146,786
Security		Par (000)	Value
Financial Services (continued)
Ameriprise Financial, Inc.
5.70%, 12/15/28	USD	350	$ 353,884
5.15%, 05/15/33		410	401,617
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)		139	144,552
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30		15	14,536
9.25%, 07/01/31		5	5,208
Capital One Financial Corp.(b)
(1-day SOFR + 2.26%), 6.05%, 02/01/35		430	422,938
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,727
(1-day SOFR + 2.64%), 6.31%, 06/08/29		90	90,796
Charles Schwab Corp.
0.90%, 03/11/26		20	18,399
5.88%, 08/24/26		300	302,819
2.45%, 03/03/27		5	4,606
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)		20	20,469
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)		110	111,538
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)		81	80,653
Coinbase Global, Inc.(a)(e)
3.38%, 10/01/28		100	83,836
3.63%, 10/01/31		93	72,519
Credit Acceptance Corp., 9.25%, 12/15/28(a)		166	176,001
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)		10	10,053
GGAM Finance Ltd., 8.00%, 02/15/27(a)		50	51,243
goeasy Ltd.(a)
9.25%, 12/01/28		113	119,310
7.63%, 07/01/29(e)		70	69,985
Intercontinental Exchange, Inc.
3.75%, 09/21/28		20	18,802
5.20%, 06/15/62		80	72,543
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	19,612
5.88%, 07/21/28		30	29,875
LD Holdings Group LLC(a)
6.50%, 11/01/25		180	170,830
6.13%, 04/01/28		124	94,214
Mastercard, Inc.
4.88%, 03/09/28		580	577,004
3.85%, 03/26/50		430	333,021
2.95%, 03/15/51		460	300,115
Nasdaq, Inc.
5.65%, 06/28/25		25	24,970
5.35%, 06/28/28		20	19,896
Nationstar Mortgage Holdings, Inc.(a)
5.00%, 02/01/26		5	4,864
5.50%, 08/15/28		245	230,392
7.13%, 02/01/32		180	177,425
Nomura Holdings, Inc., 5.10%, 07/03/25		200	197,914
OneMain Finance Corp.
7.13%, 03/15/26		96	96,874
9.00%, 01/15/29		92	96,450
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)		20	20,413
StoneX Group, Inc., 7.88%, 03/01/31(a)		172	173,942
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25		129	126,892
5.50%, 04/15/29		151	140,277
Visa, Inc.
1.10%, 02/15/31		40	30,985
4.30%, 12/14/45		20	16,951
3.65%, 09/15/47		35	26,569
			7,206,822
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.1%
Archer-Daniels-Midland Co., 4.50%, 08/15/33	USD	20	$ 18,604
General Mills, Inc.
5.50%, 10/17/28		300	300,658
2.88%, 04/15/30		65	56,587
4.95%, 03/29/33		200	191,573
Hershey Co., 2.30%, 08/15/26		35	32,791
J M Smucker Co., 3.38%, 12/15/27		20	18,708
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 04/01/33		25	23,909
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	40,558
MHP Lux SA, 6.25%, 09/19/29(a)		14	9,564
			692,952
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25		103	102,393
9.38%, 06/01/28(a)		69	71,692
Atmos Energy Corp.
4.13%, 10/15/44		30	24,408
4.13%, 03/15/49		70	54,976
6.20%, 11/15/53		30	31,844
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		55	54,563
NiSource, Inc.
5.25%, 03/30/28		81	80,113
5.40%, 06/30/33		38	36,975
5.35%, 04/01/34		143	136,864
5.00%, 06/15/52		45	38,910
ONE Gas, Inc., 5.10%, 04/01/29		32	31,665
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31		52	42,706
5.40%, 06/15/33		100	97,631
Southern California Gas Co.
6.35%, 11/15/52		15	15,765
5.75%, 06/01/53		100	96,780
Southern Co. Gas Capital Corp.
1.75%, 01/15/31		60	47,605
5.88%, 03/15/41		20	19,416
Southwest Gas Corp., 4.05%, 03/15/32		25	22,261
			1,006,567
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		45	40,717
3.05%, 02/15/51		113	72,970
2.88%, 06/15/52		92	56,636
4.45%, 01/15/53		50	41,672
5.20%, 04/15/54		260	243,312
Canadian National Railway Co., 4.40%, 08/05/52		300	251,451
Norfolk Southern Corp.
2.90%, 06/15/26		25	23,779
2.90%, 08/25/51		137	83,015
3.16%, 05/15/55		214	132,179
Union Pacific Corp.
3.75%, 07/15/25		25	24,483
2.40%, 02/05/30		110	94,297
2.80%, 02/14/32		20	16,868
3.84%, 03/20/60		258	184,355
			1,265,734
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		180	165,134
Agilent Technologies, Inc., 2.30%, 03/12/31		88	72,227
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)(e)		126	130,127
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc., 3.95%, 04/01/30	USD	20	$ 18,261
Solventum Corp.(a)
5.45%, 02/25/27		56	55,528
6.00%, 05/15/64		143	132,381
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24		35	34,311
5.09%, 08/10/33		125	122,217
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		80	79,648
			809,834
Health Care Providers & Services — 0.7%
Adventist Health System, 5.43%, 03/01/32		50	49,045
Allina Health System, Series 2019, 3.89%, 04/15/49		50	37,475
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	41,336
CommonSpirit Health
3.91%, 10/01/50		50	36,761
6.46%, 11/01/52		35	38,359
DaVita, Inc., 4.63%, 06/01/30(a)		40	35,045
Dignity Health, 4.50%, 11/01/42		50	41,111
Elevance Health, Inc.
4.10%, 03/01/28		50	47,878
3.13%, 05/15/50		84	54,737
3.60%, 03/15/51		77	54,126
4.85%, 08/15/54		30	24,700
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(e)		170	171,483
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	33,683
HCA, Inc.
5.25%, 04/15/25		309	307,349
5.88%, 02/15/26		190	190,088
5.25%, 06/15/26		199	196,955
5.38%, 09/01/26		29	28,785
3.50%, 09/01/30		641	565,145
5.45%, 04/01/31(e)		189	185,063
3.63%, 03/15/32		120	103,217
5.60%, 04/01/34		230	224,424
5.13%, 06/15/39		80	72,026
4.63%, 03/15/52		675	528,694
6.00%, 04/01/54		125	119,129
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)		67	70,525
Humana, Inc.
1.35%, 02/03/27		35	31,252
4.95%, 10/01/44		106	90,844
IQVIA, Inc., 6.25%, 02/01/29		45	45,733
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	45,763
4.15%, 05/01/47		50	40,508
Memorial Sloan-Kettering Cancer Center, 2.96%, 01/01/50(e)		50	32,681
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52		50	37,291
Mount Sinai Hospital, 3.74%, 07/01/49		100	71,996
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	30,712
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	60,439
Novant Health, Inc., 2.64%, 11/01/36		50	36,765
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48		50	38,198
Star Parent, Inc., 9.00%, 10/01/30(a)		5	5,230
Sutter Health, 5.55%, 08/15/53		100	98,919
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	101,312
18
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.20%, 01/15/47	USD	34	$ 27,480
4.25%, 06/15/48		67	54,538
2.90%, 05/15/50		124	78,299
3.25%, 05/15/51		47	31,584
3.88%, 08/15/59		38	27,595
3.13%, 05/15/60		251	153,784
5.20%, 04/15/63(e)		350	318,819
			4,716,881
Health Care REITs — 0.0%
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,593
Ventas Realty LP, 4.13%, 01/15/26		20	19,409
Welltower OP LLC, 3.85%, 06/15/32		20	17,615
			56,617
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
4.50%, 02/01/26		20	19,485
2.90%, 12/15/31		430	349,831
			369,316
Hotels, Restaurants & Leisure — 0.4%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.38%, 01/15/28(a)(e)		103	95,786
Choice Hotels International, Inc., 3.70%, 12/01/29		13	11,463
Darden Restaurants, Inc., 6.30%, 10/10/33		110	111,545
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)		35	34,505
Hyatt Hotels Corp.
1.80%, 10/01/24		200	196,466
5.75%, 01/30/27		200	200,963
Marriott International, Inc.
5.45%, 09/15/26		100	99,859
5.55%, 10/15/28		250	250,621
2.85%, 04/15/31		280	234,859
5.30%, 05/15/34		73	70,014
McDonald’s Corp.
3.50%, 03/01/27		500	477,150
3.80%, 04/01/28		50	47,458
3.63%, 09/01/49		300	214,607
5.15%, 09/09/52		50	45,598
5.45%, 08/14/53		370	352,615
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)		130	139,426
Starbucks Corp., 4.80%, 02/15/33		50	48,009
			2,630,944
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27		10	9,820
MDC Holdings, Inc., 3.97%, 08/06/61		15	12,423
NVR, Inc., 3.00%, 05/15/30		1,300	1,127,040
Whirlpool Corp., 4.75%, 02/26/29		55	52,953
			1,202,236
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50		15	9,715
Insurance — 0.9%
Aflac, Inc., 4.75%, 01/15/49		10	8,652
American International Group, Inc.
5.13%, 03/27/33		40	38,367
4.75%, 04/01/48		63	54,749
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31		34	27,756
3.90%, 02/28/52		25	18,040
Security		Par (000)	Value
Insurance (continued)
Aon North America, Inc., 5.75%, 03/01/54	USD	317	$ 306,453
Arch Capital Group Ltd., 3.64%, 06/30/50		50	34,632
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	53,227
3.05%, 03/09/52		45	26,966
6.75%, 02/15/54		125	134,600
5.75%, 07/15/54		540	512,949
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	229,287
Athene Holding Ltd., 3.95%, 05/25/51		5	3,515
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	66,873
3.85%, 03/15/52		190	143,770
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	18,709
Brown & Brown, Inc., 4.95%, 03/17/52		230	190,281
Corebridge Financial, Inc.
3.90%, 04/05/32		220	191,926
4.35%, 04/05/42		40	32,070
Enstar Group Ltd., 3.10%, 09/01/31		370	295,304
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32		445	431,945
6.35%, 03/22/54(a)		140	138,404
Fidelity National Financial, Inc., 3.20%, 09/17/51		120	73,113
Hartford Financial Services Group, Inc., 4.30%, 04/15/43		34	27,815
Lincoln National Corp., 3.40%, 01/15/31		20	17,121
Manulife Financial Corp., 2.48%, 05/19/27		20	18,431
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	96,628
2.38%, 12/15/31		100	81,190
4.20%, 03/01/48		150	118,943
4.90%, 03/15/49		490	431,728
2.90%, 12/15/51(e)		73	44,406
5.45%, 03/15/53		660	625,189
5.45%, 03/15/54		116	110,718
MetLife, Inc.
5.38%, 07/15/33		25	24,815
4.05%, 03/01/45		35	27,554
Principal Financial Group, Inc.
5.38%, 03/15/33		39	38,243
5.50%, 03/15/53		110	102,352
Progressive Corp., 3.70%, 03/15/52		80	58,625
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		760	740,821
Travelers Cos., Inc.
4.60%, 08/01/43		25	21,979
5.45%, 05/25/53		20	19,566
Unum Group
4.50%, 12/15/49		50	38,242
4.13%, 06/15/51		140	99,884
Willis North America, Inc., 5.90%, 03/05/54		480	460,294
			6,236,132
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 08/15/40		60	38,192
2.25%, 08/15/60		35	18,936
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)		160	157,950
Meta Platforms, Inc.
4.45%, 08/15/52		20	16,651
5.60%, 05/15/53		170	168,595
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.65%, 08/15/62	USD	532	$ 442,548
5.75%, 05/15/63		300	298,962
			1,141,834
Internet Software & Services — 0.1%
Booking Holdings, Inc.
3.55%, 03/15/28		20	18,787
4.63%, 04/13/30		100	96,398
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		15	15,399
Expedia Group, Inc., 4.63%, 08/01/27		60	58,215
VeriSign, Inc., 2.70%, 06/15/31		310	254,195
			442,994
IT Services — 0.3%
International Business Machines Corp.
2.20%, 02/09/27		815	749,879
5.88%, 11/29/32		40	41,305
4.25%, 05/15/49		110	87,362
4.90%, 07/27/52		550	482,058
5.10%, 02/06/53		430	389,218
Kyndryl Holdings, Inc.
3.15%, 10/15/31		70	57,056
6.35%, 02/20/34		54	53,710
Leidos, Inc., 3.63%, 05/15/25		35	34,179
			1,894,767
Leisure Products — 0.2%
Amer Sports Co., 6.75%, 02/16/31(a)		213	208,877
Brunswick Corp./DE, 5.85%, 03/18/29		375	371,051
Carnival Corp.(a)
7.63%, 03/01/26(e)		69	69,428
10.50%, 06/01/30		63	68,418
Hasbro, Inc., 3.50%, 09/15/27		20	18,609
NCL Corp. Ltd., 5.88%, 03/15/26(a)		209	204,783
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)		100	98,093
			1,039,259
Machinery — 0.2%
Caterpillar Financial Services Corp., 5.40%, 03/10/25		65	65,028
CNH Industrial Capital LLC, 4.55%, 04/10/28		20	19,252
IDEX Corp.
3.00%, 05/01/30		430	370,218
2.63%, 06/15/31		645	530,768
Ingersoll Rand, Inc.
5.40%, 08/14/28		35	34,909
5.70%, 08/14/33		50	49,663
John Deere Capital Corp.
4.75%, 01/20/28		60	59,172
2.00%, 06/17/31		20	16,162
Otis Worldwide Corp.
5.25%, 08/16/28		87	86,719
2.57%, 02/15/30		60	51,434
Stanley Black & Decker, Inc., 2.30%, 03/15/30		65	53,948
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34		160	157,288
			1,494,561
Media — 0.8%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)		39	36,290
AMC Networks, Inc., 10.25%, 01/15/29(a)		50	49,909
Cable One, Inc., 4.00%, 11/15/30(a)(e)		168	128,168
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29		15	13,212
6.38%, 09/01/29		293	268,588
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(a) (continued)
4.75%, 03/01/30	USD	60	$ 49,857
7.38%, 03/01/31(e)		230	218,255
4.75%, 02/01/32		25	19,661
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		135	119,513
3.90%, 06/01/52		402	241,761
3.95%, 06/30/62		520	295,234
5.50%, 04/01/63		300	223,051
Comcast Corp.
5.25%, 11/07/25		150	149,722
4.15%, 10/15/28		300	287,274
4.65%, 02/15/33(e)		255	241,198
4.40%, 08/15/35		57	51,372
3.75%, 04/01/40		110	87,172
4.60%, 08/15/45		134	113,384
2.80%, 01/15/51		46	27,435
2.45%, 08/15/52		154	83,959
2.94%, 11/01/56		20	11,671
2.99%, 11/01/63		802	456,226
Directv Financing LLC, 8.88%, 02/01/30(a)		137	133,211
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)		180	167,774
DISH Network Corp., 11.75%, 11/15/27(a)		25	25,201
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	297,173
3.45%, 03/01/32		407	345,249
Fox Corp., 3.05%, 04/07/25		300	292,650
Hughes Satellite Systems Corp., 5.25%, 08/01/26		75	62,099
Interpublic Group of Cos., Inc., 3.38%, 03/01/41		5	3,552
Nexstar Media, Inc., 4.75%, 11/01/28(a)(e)		148	131,389
Paramount Global
4.20%, 05/19/32		90	73,498
5.85%, 09/01/43		63	49,872
5.25%, 04/01/44		21	15,132
4.90%, 08/15/44		15	10,506
4.60%, 01/15/45		24	16,081
4.95%, 05/19/50		19	13,262
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		50	46,412
TEGNA, Inc., 4.63%, 03/15/28(e)		219	197,361
Time Warner Cable LLC, 4.50%, 09/15/42		135	94,999
Townsquare Media, Inc., 6.88%, 02/01/26(a)(e)		172	166,919
Univision Communications, Inc.(a)
6.63%, 06/01/27(e)		25	24,125
8.00%, 08/15/28		105	104,876
7.38%, 06/30/30(e)		110	105,334
			5,549,587
Metals & Mining — 0.6%
Anglo American Capital PLC, 5.63%, 04/01/30(a)		400	399,244
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	230,597
5.25%, 09/08/30		250	247,979
4.90%, 02/28/33		75	71,982
5.50%, 09/08/53		420	406,033
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)		110	107,430
FMG Resources August 2006 Pty. Ltd.(a)
4.50%, 09/15/27		15	14,146
5.88%, 04/15/30		142	136,514
6.13%, 04/15/32		49	47,447
20
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc., 5.45%, 03/15/43	USD	50	$ 45,832
Glencore Funding LLC(a)
5.37%, 04/04/29		221	217,038
6.38%, 10/06/30		252	258,660
2.85%, 04/27/31		72	59,696
Kinross Gold Corp., 4.50%, 07/15/27		20	19,281
Mineral Resources Ltd.(a)
8.13%, 05/01/27		40	40,375
9.25%, 10/01/28		160	167,734
Newmont Corp., 2.25%, 10/01/30		131	108,630
Nucor Corp., 3.13%, 04/01/32		70	59,732
Precision Castparts Corp., 3.25%, 06/15/25		35	34,148
Reliance, Inc.
1.30%, 08/15/25		200	188,909
2.15%, 08/15/30		790	645,778
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		20	12,113
Rio Tinto Finance USA PLC, 5.13%, 03/09/53		340	312,785
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(f)(h)		43	39,449
Southern Copper Corp., 5.25%, 11/08/42		350	318,500
Steel Dynamics, Inc., 3.25%, 10/15/50(e)		140	89,059
SunCoke Energy, Inc., 4.88%, 06/30/29(a)		60	52,979
Taseko Mines Ltd., 8.25%, 05/01/30(a)		35	35,559
Vedanta Resources Finance II PLC, 13.88%, 12/09/28(a)		3	2,897
Vedanta Resources Ltd., 13.88%, 12/09/28(a)		9	7,516
			4,378,042
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)		40	39,460
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc., 4.70%, 07/01/30		40	37,918
Boston Properties LP, 2.45%, 10/01/33		25	18,111
			56,029
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.(a)
7.63%, 02/01/29		153	156,708
5.38%, 03/01/30		152	144,516
Apache Corp., 5.10%, 09/01/40		199	165,632
BP Capital Markets America, Inc.
4.81%, 02/13/33		62	59,265
3.06%, 06/17/41		80	57,479
2.77%, 11/10/50		121	73,303
3.38%, 02/08/61		61	39,485
Cameron LNG LLC, 3.30%, 01/15/35(a)		404	324,606
Canadian Natural Resources Ltd.
2.95%, 07/15/30		20	17,175
6.50%, 02/15/37		10	10,244
4.95%, 06/01/47(e)		220	187,902
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		432	425,872
3.70%, 11/15/29		236	214,380
2.74%, 12/31/39		244	193,363
Cheniere Energy Partners LP
4.50%, 10/01/29		451	421,975
4.00%, 03/01/31		201	179,344
3.25%, 01/31/32		151	126,155
5.95%, 06/30/33		206	205,440
Cheniere Energy, Inc., 5.65%, 04/15/34(a)		209	204,543
Chevron USA, Inc.
3.90%, 11/15/24		65	64,475
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc. (continued)
2.34%, 08/12/50	USD	40	$ 22,703
Civitas Resources, Inc.(a)
8.38%, 07/01/28		122	127,268
8.75%, 07/01/31		63	66,827
ConocoPhillips, 5.90%, 05/15/38		50	50,923
ConocoPhillips Co., 3.80%, 03/15/52		5	3,675
Continental Resources, Inc., 4.90%, 06/01/44		5	4,033
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)		60	55,136
CVR Energy, Inc., 8.50%, 01/15/29(a)		165	165,407
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)		190	191,438
Devon Energy Corp., 5.60%, 07/15/41		47	43,467
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,068,592
3.50%, 12/01/29		1,229	1,116,208
3.13%, 03/24/31		685	593,326
6.25%, 03/15/33		30	30,978
4.40%, 03/24/51		65	51,346
4.25%, 03/15/52		175	134,375
6.25%, 03/15/53		63	64,399
5.75%, 04/18/54		230	219,572
5.90%, 04/18/64		194	184,547
Ecopetrol SA, 8.88%, 01/13/33		7	7,151
Enbridge, Inc.
4.25%, 12/01/26		65	63,007
6.00%, 11/15/28		70	71,153
5.50%, 12/01/46		20	18,567
Energy Transfer LP
6.05%, 12/01/26		200	202,352
4.95%, 05/15/28		25	24,340
7.38%, 02/01/31(a)		613	632,133
7.50%, 07/01/38		30	33,078
6.05%, 06/01/41		20	19,237
5.15%, 03/15/45		32	27,496
5.35%, 05/15/45		85	74,594
5.40%, 10/01/47		290	254,474
5.95%, 05/15/54		234	220,538
EnLink Midstream Partners LP
5.05%, 04/01/45		122	98,117
5.45%, 06/01/47		32	27,128
EQT Corp.
3.13%, 05/15/26(a)		172	162,513
3.90%, 10/01/27		184	173,549
5.70%, 04/01/28		50	49,817
5.00%, 01/15/29		421	406,262
7.00%, 02/01/30		632	659,651
5.75%, 02/01/34		214	207,803
Equinor ASA, 3.70%, 04/06/50		55	40,738
Exxon Mobil Corp., 3.45%, 04/15/51		125	88,366
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29		108	105,693
8.25%, 01/15/32(a)		174	178,249
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		15	14,078
Greenfire Resources Ltd., 12.00%, 10/01/28(a)		165	174,888
Gulfport Energy Corp., 8.00%, 05/17/26(a)		85	86,095
Hess Corp., 5.60%, 02/15/41(e)		78	75,885
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(a)		55	58,999
Kinder Morgan Energy Partners LP
5.80%, 03/15/35		65	63,859
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
7.50%, 11/15/40	USD	50	$ 54,863
5.50%, 03/01/44		30	27,092
5.40%, 09/01/44		31	27,753
Kinder Morgan, Inc.
5.00%, 02/01/29		96	93,663
7.80%, 08/01/31		20	22,205
5.30%, 12/01/34		78	74,541
Marathon Oil Corp., 5.70%, 04/01/34		310	299,698
Marathon Petroleum Corp.
4.50%, 04/01/48		30	23,848
5.00%, 09/15/54		140	117,480
MPLX LP
4.25%, 12/01/27		25	23,950
4.00%, 03/15/28		200	189,568
5.00%, 03/01/33		190	178,687
4.50%, 04/15/38		790	675,136
5.20%, 12/01/47		35	30,563
4.70%, 04/15/48		450	367,509
4.95%, 03/14/52		168	140,415
5.65%, 03/01/53		300	276,740
4.90%, 04/15/58		40	32,041
New Fortress Energy, Inc.(a)
6.75%, 09/15/25		23	22,717
6.50%, 09/30/26		104	99,451
8.75%, 03/15/29(e)		60	58,515
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29		177	179,818
8.38%, 02/15/32		282	286,555
NGPL PipeCo LLC(a)
4.88%, 08/15/27		134	129,169
3.25%, 07/15/31		417	347,405
7.77%, 12/15/37		25	27,262
Noble Finance II LLC, 8.00%, 04/15/30(a)		171	176,198
Northwest Pipeline LLC, 4.00%, 04/01/27		555	532,852
Occidental Petroleum Corp.
7.88%, 09/15/31		100	111,009
4.20%, 03/15/48		220	162,221
Oleoducto Central SA, 4.00%, 07/14/27(a)		12	11,104
ONEOK, Inc.
5.85%, 01/15/26		190	190,723
5.55%, 11/01/26		200	199,793
4.55%, 07/15/28		40	38,466
5.65%, 11/01/28		300	300,953
3.40%, 09/01/29		100	90,107
6.10%, 11/15/32		100	101,586
6.05%, 09/01/33		200	202,220
4.85%, 02/01/49		30	24,827
7.15%, 01/15/51		130	139,367
Ovintiv, Inc.
5.65%, 05/15/25		475	473,414
7.10%, 07/15/53		147	158,757
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	33,442
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28		15	14,629
7.88%, 09/15/30(a)		170	174,842
Petroleos Mexicanos
7.19%, 09/12/24	MXN	4	20,585
3.63%, 11/24/25(h)	EUR	100	102,151
6.50%, 03/13/27	USD	74	69,416
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
5.95%, 01/28/31	USD	10	$ 7,903
Phillips 66 Co., 5.65%, 06/15/54		60	57,147
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		35	34,610
3.55%, 12/15/29		225	202,393
4.90%, 02/15/45		45	37,363
Prairie Acquiror LP, 9.00%, 08/01/29(a)		65	66,392
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		378	376,849
5.88%, 06/30/26		419	419,506
5.00%, 03/15/27		405	399,023
4.20%, 03/15/28		65	61,944
5.90%, 09/15/37		265	265,559
Shell International Finance BV
4.00%, 05/10/46		75	59,334
3.00%, 11/26/51		140	88,835
Talos Production, Inc.(a)
9.00%, 02/01/29		175	184,636
9.38%, 02/01/31		208	221,665
Targa Resources Corp.
5.20%, 07/01/27		195	192,825
4.20%, 02/01/33		171	150,939
6.13%, 03/15/33		28	28,349
6.50%, 03/30/34		150	156,301
4.95%, 04/15/52		430	358,022
6.25%, 07/01/52		80	78,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,342
5.50%, 03/01/30		250	243,887
4.88%, 02/01/31		542	507,243
4.00%, 01/15/32		41	36,025
TotalEnergies Capital International SA, 2.43%, 01/10/25		35	34,277
TotalEnergies Capital SA, 5.49%, 04/05/54		320	311,367
TransCanada PipeLines Ltd., 4.75%, 05/15/38		40	35,076
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/48		65	53,761
3.95%, 05/15/50		239	176,078
Transocean, Inc.(a)
8.25%, 05/15/29		25	24,856
8.75%, 02/15/30		115	120,117
8.50%, 05/15/31		30	29,864
Valaris Ltd., 8.38%, 04/30/30(a)		170	174,830
Venture Global LNG, Inc.(a)
8.13%, 06/01/28		25	25,562
9.50%, 02/01/29		131	140,807
8.38%, 06/01/31		20	20,524
9.88%, 02/01/32		164	175,006
Viper Energy Partners LP, 5.38%, 11/01/27(a)		1,305	1,273,202
Viper Energy, Inc., 7.38%, 11/01/31(a)		255	262,558
Western Midstream Operating LP, 5.25%, 02/01/50		170	144,186
Williams Cos., Inc., 5.80%, 11/15/43		35	33,494
YPF SA, 9.50%, 01/17/31(a)		36	36,289
			26,247,656
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(a)		80	83,334
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		200	199,000
Gol Finance SA, (1-mo. Term SOFR + 10.50%), 15.81%, 01/29/25(a)(b)		12	13,359
22
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 02/25/33	USD	28	$ 25,415
United Airlines, Inc.(a)
4.38%, 04/15/26		121	116,388
4.63%, 04/15/29		181	166,815
			604,311
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	46,653
Procter & Gamble Co., 3.60%, 03/25/50		25	19,138
			65,791
Pharmaceuticals — 1.0%
AbbVie, Inc.
3.80%, 03/15/25		600	590,938
5.05%, 03/15/34		597	582,182
4.55%, 03/15/35		197	182,910
4.30%, 05/14/36		45	40,506
4.05%, 11/21/39		80	67,779
4.25%, 11/21/49		150	122,568
5.40%, 03/15/54		145	140,385
5.50%, 03/15/64		85	81,953
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	131,298
AstraZeneca PLC, 6.45%, 09/15/37		20	21,751
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27		17	12,452
11.00%, 09/30/28		40	31,220
14.00%, 10/15/30(e)		50	32,250
Becton Dickinson & Co.
4.30%, 08/22/32		36	33,072
3.79%, 05/20/50		74	54,357
Bristol-Myers Squibb Co.
3.40%, 07/26/29		200	183,350
5.10%, 02/22/31		28	27,549
3.25%, 08/01/42		80	57,679
4.25%, 10/26/49		20	15,988
2.55%, 11/13/50		136	78,308
3.70%, 03/15/52		39	28,059
5.55%, 02/22/54		151	145,733
3.90%, 03/15/62		370	262,672
Cardinal Health, Inc., 5.45%, 02/15/34		240	235,248
Cencora, Inc., 2.70%, 03/15/31		350	293,155
Cigna Group, 4.38%, 10/15/28		90	86,072
CVS Health Corp.
2.70%, 08/21/40		182	118,975
5.13%, 07/20/45		80	69,612
4.25%, 04/01/50		95	72,026
Eli Lilly & Co.
4.88%, 02/27/53		45	41,176
4.95%, 02/27/63		70	63,284
Jazz Securities DAC, 4.38%, 01/15/29(a)		75	68,237
Johnson & Johnson
2.63%, 01/15/25		65	63,807
2.45%, 09/01/60		45	24,726
McKesson Corp., 0.90%, 12/03/25		610	567,021
Merck & Co., Inc.
1.70%, 06/10/27		500	450,895
1.90%, 12/10/28		220	191,748
4.15%, 05/18/43		80	66,636
5.00%, 05/17/53		60	55,082
2.90%, 12/10/61		50	29,170
5.15%, 05/17/63		270	249,721
Security		Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp., 2.75%, 08/14/50	USD	25	$ 15,811
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33(e)		197	187,660
5.30%, 05/19/53		325	303,075
5.34%, 05/19/63		10	9,174
Pfizer, Inc., 4.20%, 09/15/48		68	54,958
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		200	165,349
Viatris, Inc., 2.30%, 06/22/27		20	17,983
Zoetis, Inc.
3.90%, 08/20/28		300	283,311
5.60%, 11/16/32		65	65,344
			6,774,215
Professional Services — 0.0%
Concentrix Corp., 6.60%, 08/02/28		20	19,941
Verisk Analytics, Inc.
4.13%, 03/15/29		200	188,404
5.50%, 06/15/45		40	37,287
3.63%, 05/15/50		35	24,365
			269,997
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30(a)		82	71,764
CBRE Services, Inc., 2.50%, 04/01/31		50	40,571
Howard Hughes Corp., 4.13%, 02/01/29(a)		120	105,968
Newmark Group, Inc., 7.50%, 01/12/29(a)		46	46,443
			264,746
Residential REITs — 0.1%
NNN REIT, Inc.
4.80%, 10/15/48		34	28,120
3.10%, 04/15/50		44	27,162
3.50%, 04/15/51		97	65,338
Realty Income Corp.
3.00%, 01/15/27		20	18,778
4.75%, 02/15/29		300	290,278
3.25%, 01/15/31		71	61,798
3.20%, 02/15/31		33	28,353
2.70%, 02/15/32		38	30,818
1.80%, 03/15/33		40	29,263
			579,908
Retail REITs — 0.0%
Simon Property Group LP
1.38%, 01/15/27		120	107,929
3.25%, 09/13/49		40	26,202
5.85%, 03/08/53		100	96,725
			230,856
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.
2.10%, 10/01/31		20	16,175
2.80%, 10/01/41		60	41,334
2.95%, 10/01/51		35	22,251
Broadcom, Inc.
3.15%, 11/15/25		75	72,258
4.00%, 04/15/29(a)		20	18,702
2.60%, 02/15/33(a)		616	485,558
3.19%, 11/15/36(a)		250	191,698
3.50%, 02/15/41(a)		50	37,150
3.75%, 02/15/51(a)		675	482,904
Intel Corp., 5.20%, 02/10/33		80	78,054
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
5.00%, 03/15/49	USD	78	$ 71,016
3.30%, 03/01/50		138	94,539
Marvell Technology, Inc.
5.75%, 02/15/29		50	50,231
5.95%, 09/15/33		180	181,068
Micron Technology, Inc.
5.33%, 02/06/29		75	74,262
6.75%, 11/01/29		25	26,272
5.30%, 01/15/31		125	122,655
3.48%, 11/01/51		420	279,612
NCR Atleos Corp., 9.50%, 04/01/29(a)		95	100,984
NVIDIA Corp., 3.50%, 04/01/40		40	32,160
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31		94	76,689
2.65%, 02/15/32		260	210,103
5.00%, 01/15/33		50	47,522
Texas Instruments, Inc.
1.75%, 05/04/30		260	214,990
4.90%, 03/14/33		25	24,454
4.10%, 08/16/52		89	71,406
			3,124,047
Software — 0.8%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	17,409
2.60%, 05/01/31		450	368,223
Cloud Software Group, Inc., 6.50%, 03/31/29(a)		40	37,938
Dye & Durham Ltd., 8.63%, 04/15/29(a)		103	104,007
Electronic Arts, Inc., 2.95%, 02/15/51		25	15,631
Fidelity National Information Services, Inc., 1.15%, 03/01/26		35	32,289
Fiserv, Inc.
5.45%, 03/02/28		80	79,765
5.60%, 03/02/33		185	183,290
5.63%, 08/21/33		770	764,251
5.45%, 03/15/34		150	146,611
4.40%, 07/01/49		60	47,937
Intuit, Inc.
5.20%, 09/15/33		500	493,497
5.50%, 09/15/53		100	97,779
Microsoft Corp.
2.92%, 03/17/52		100	65,911
2.68%, 06/01/60		260	152,551
MicroStrategy, Inc., 6.13%, 06/15/28(a)		69	63,947
Oracle Corp.
2.50%, 04/01/25		500	485,394
5.80%, 11/10/25		85	85,202
4.50%, 05/06/28		35	33,906
6.15%, 11/09/29		65	67,034
4.65%, 05/06/30		185	177,354
2.88%, 03/25/31		150	126,761
4.90%, 02/06/33		70	66,269
3.60%, 04/01/40		160	119,887
5.38%, 07/15/40(e)		29	26,772
3.65%, 03/25/41		660	491,811
4.50%, 07/08/44		135	109,228
4.13%, 05/15/45		196	149,504
4.00%, 07/15/46		62	45,933
4.00%, 11/15/47		71	52,107
3.60%, 04/01/50		124	83,867
3.95%, 03/25/51		109	77,870
Security		Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.90%, 11/09/52	USD	46	$ 49,941
5.55%, 02/06/53		199	182,891
4.38%, 05/15/55		60	45,292
3.85%, 04/01/60		65	43,265
4.10%, 03/25/61		430	299,105
Roper Technologies, Inc., 1.00%, 09/15/25		50	46,923
VMware, Inc., 4.65%, 05/15/27		80	77,773
			5,615,125
Specialty Retail — 0.1%
Academy Ltd., 6.00%, 11/15/27(a)		98	95,801
Bath & Body Works, Inc., 6.88%, 11/01/35		208	206,617
eG Global Finance PLC, 12.00%, 11/30/28(a)		100	103,230
Foot Locker, Inc., 4.00%, 10/01/29(a)		168	134,096
Gap, Inc., 3.63%, 10/01/29(a)		125	105,770
			645,514
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41		105	70,536
3.85%, 05/04/43		50	40,972
4.65%, 02/23/46		25	22,532
3.95%, 08/08/52		55	43,328
4.85%, 05/10/53		40	37,103
4.10%, 08/08/62		380	298,468
Dell International LLC/EMC Corp.
4.90%, 10/01/26		202	198,953
6.10%, 07/15/27		151	153,507
5.75%, 02/01/33		20	20,146
5.40%, 04/15/34		460	445,682
Hewlett Packard Enterprise Co.
6.10%, 04/01/26		40	39,862
5.25%, 07/01/28		75	74,467
Western Digital Corp., 4.75%, 02/15/26		170	165,428
			1,610,984
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	88,326
Tapestry, Inc.
4.13%, 07/15/27		150	141,368
7.35%, 11/27/28		15	15,476
7.70%, 11/27/30(e)		15	15,567
3.05%, 03/15/32(e)		485	385,220
7.85%, 11/27/33		15	15,669
			661,626
Tobacco — 1.0%
Altria Group, Inc.
4.80%, 02/14/29		500	485,245
2.45%, 02/04/32		400	315,788
6.88%, 11/01/33		82	86,615
3.40%, 02/04/41		760	532,214
4.25%, 08/09/42		85	66,296
4.50%, 05/02/43		184	147,855
5.95%, 02/14/49		20	19,291
3.70%, 02/04/51		478	314,832
4.00%, 02/04/61		50	33,953
BAT Capital Corp.
5.83%, 02/20/31		100	99,961
2.73%, 03/25/31		25	20,650
6.00%, 02/20/34		201	199,758
3.73%, 09/25/40		80	57,905
7.08%, 08/02/43		290	300,439
24
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
4.54%, 08/15/47	USD	122	$ 91,293
4.76%, 09/06/49		117	90,270
3.98%, 09/25/50		699	485,942
7.08%, 08/02/53		509	532,737
BAT International Finance PLC, 1.67%, 03/25/26		200	185,712
Philip Morris International, Inc.
4.88%, 02/15/28		711	698,856
4.88%, 02/13/29		29	28,309
5.63%, 11/17/29		215	216,816
1.75%, 11/01/30		50	39,852
5.75%, 11/17/32		345	347,340
5.38%, 02/15/33		670	656,672
5.63%, 09/07/33		90	89,491
4.25%, 11/10/44		950	753,994
			6,898,086
Transportation Infrastructure — 0.1%
FedEx Corp.
3.40%, 02/15/28		20	18,683
2.40%, 05/15/31		80	66,129
5.25%, 05/15/50(e)		80	72,225
GN Bondco LLC, 9.50%, 10/15/31(a)		159	152,691
Ryder System, Inc.
5.65%, 03/01/28		15	15,082
6.60%, 12/01/33		344	361,087
United Parcel Service, Inc., 5.30%, 04/01/50		25	23,874
			709,771
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	28,425
4.45%, 06/01/32		90	84,032
4.20%, 09/01/48		20	15,983
5.45%, 03/01/54		30	28,295
Essential Utilities, Inc., 5.38%, 01/15/34		120	115,563
			272,298
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc.
3.20%, 03/15/27		65	60,975
5.30%, 02/15/34		189	181,187
Sprint LLC
7.13%, 06/15/24		244	244,136
7.63%, 02/15/25		170	171,265
7.63%, 03/01/26		1,084	1,112,306
T-Mobile U.S., Inc.
3.50%, 04/15/25		100	97,911
4.80%, 07/15/28		100	97,455
3.88%, 04/15/30		505	462,078
2.55%, 02/15/31		40	33,173
2.70%, 03/15/32		34	27,777
5.05%, 07/15/33		277	265,356
5.15%, 04/15/34		35	33,699
5.65%, 01/15/53(e)		70	67,128
5.50%, 01/15/55		75	70,412
3.60%, 11/15/60		230	150,647
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
5.80%, 09/15/62	USD	400	$ 388,079
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(a)		14	10,990
			3,474,574
Total Corporate Bonds — 28.7% (Cost: $196,021,924)			196,567,516
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		24	14,253
3.63%, 07/09/35(e)(g)		61	27,825
4.25%, 01/09/38(g)		28	14,065
			56,143
Belgium — 0.2%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)(h)	EUR	1,231	1,260,438
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(i)	BRL	— (j)	66,535
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/35		4	672,918
Brazilian Government International Bond, 6.13%, 03/15/34	USD	680	649,400
			1,388,853
Canada — 0.0%
Canada Government International Bond, 2.88%, 04/28/25		35	34,177
Province of Alberta Canada, 1.30%, 07/22/30		10	8,033
Province of Ontario Canada(e)
3.10%, 05/19/27		15	14,163
2.13%, 01/21/32		35	28,583
Province of Quebec Canada
0.60%, 07/23/25		25	23,606
2.50%, 04/20/26		10	9,498
7.50%, 09/15/29		10	11,140
1.90%, 04/21/31		10	8,176
4.50%, 09/08/33(e)		15	14,348
			151,724
Chile — 0.1%
Chile Government International Bond
3.50%, 01/25/50		200	137,375
4.00%, 01/31/52(e)		200	148,250
			285,625
Colombia — 0.0%
Colombian TES
7.50%, 08/26/26	COP	407,200	98,685
5.75%, 11/03/27		196,600	43,968
6.00%, 04/28/28		175,100	38,855
			181,508
Czech Republic — 0.0%
Czech Republic Government Bond
2.75%, 07/23/29	CZK	1,580	62,349
5.00%, 09/30/30		670	29,530
			91,879
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Egypt — 0.0%
Egypt Government International Bond, 4.75%, 04/16/26(h)	EUR	100	$ 98,281
France — 0.2%
French Republic Government Bond OAT, 3.00%, 05/25/54(a)(h)		1,262	1,227,028
Guatemala — 0.0%
Guatemala Government Bond, 6.60%, 06/13/36(a)	USD	14	13,698
Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33(h)	EUR	85	93,887
Indonesia — 0.2%
Indonesia Government International Bond
2.85%, 02/14/30	USD	670	584,994
4.65%, 09/20/32		450	423,422
			1,008,416
Israel — 0.0%
Israel Government International Bond, 5.75%, 03/12/54		204	184,110
Mexico — 0.5%
Mexican Bonos
8.50%, 03/01/29	MXN	60	328,604
8.50%, 05/31/29		135	739,162
7.75%, 11/23/34		44	219,673
Mexico Government International Bond
2.66%, 05/24/31	USD	1,190	965,759
3.50%, 02/12/34		749	599,949
6.35%, 02/09/35		325	323,578
6.34%, 05/04/53		400	373,000
			3,549,725
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		580	521,637
3.16%, 01/23/30		200	162,600
3.30%, 01/19/33		200	149,313
			833,550
Peru — 0.1%
Peruvian Government International Bond
6.35%, 08/12/28(h)	PEN	206	55,861
5.94%, 02/12/29(h)		191	50,648
3.55%, 03/10/51	USD	380	255,313
			361,822
Philippines — 0.1%
Philippines Government International Bond, 3.00%, 02/01/28		910	836,631
Poland — 0.0%
Republic of Poland Government International Bond, 2.75%, 10/25/29	PLN	274	58,802
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(a)	USD	2	1,939
2.13%, 03/07/28(h)	EUR	18	17,595
2.88%, 03/11/29(h)		3	2,939
Security		Par (000)	Value
Romania (continued)
Romanian Government International Bond (continued)
2.50%, 02/08/30(h)	EUR	3	$ 2,797
2.12%, 07/16/31(h)		3	2,579
			27,849
Saudi Arabia — 0.0%
Saudi Government International Bond, 5.00%, 01/18/53(a)	USD	16	13,568
South Africa — 0.0%
Republic of South Africa Government Bond, 7.00%, 02/28/31	ZAR	1,228	52,401
Supranational — 0.1%
European Union(h)
2.50%, 10/04/52	EUR	170	151,799
3.00%, 03/04/53		640	632,736
			784,535
Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 08/01/41(b)(h)	USD	22	11,495
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27		500	492,656
5.10%, 06/18/50		30	27,285
			519,941
Total Foreign Agency Obligations — 1.9% (Cost: $13,351,323)			13,091,909
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	105,021
Series S-1, 7.04%, 04/01/50		40	45,955
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	110,941
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	32,164
State of California, GO, BAB
7.55%, 04/01/39		150	176,493
7.35%, 11/01/39		100	113,912
State of California, Refunding GO, 4.60%, 04/01/38		370	343,479
University of California, RB, Series AD, 4.86%, 05/15/2112		170	145,605
			1,073,570
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	51,978
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48		75	53,786
Florida — 0.1%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)		260	268,326
26
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40	USD	49	$ 52,784
State of Illinois, GO, 5.10%, 06/01/33(e)		415	405,388
			458,172
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	217,592
Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49		50	33,703
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43(e)		50	36,146
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41		90	67,744
			137,593
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	62,104
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		130	151,158
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(e)		15	15,970
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	78,859
Metropolitan Transportation Authority Refunding RB, 5.18%, 11/15/49		45	44,999
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	137,097
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42		50	50,577
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	60,057
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	61,079
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39		45	44,952
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		30	30,921
Series 168, 4.93%, 10/01/51		110	101,693
			626,204
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	44,204
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	35,275
			79,479
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	46,582
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	49,575
Security		Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	USD	50	$ 35,162
State of Texas, GO, BAB, 5.52%, 04/01/39		115	115,401
			246,720
Total Municipal Bonds — 0.5% (Cost: $3,430,308)			3,426,682
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.8%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)		140	140,755
Ajax Mortgage Loan Trust(a)
Series 2021-C, Class A, 2.12%, 01/25/61		46	44,674
Series 2023, Class A1, 3.50%, 05/25/63		230	213,993
Alternative Loan Trust
Series 2005-31, Class 1A1, (1-mo. Term SOFR + 0.39%), 5.99%, 08/25/35(b)		459	415,688
Series 2005-59, Class 1A1, (1-mo. Term SOFR + 0.77%), 6.09%, 11/20/35(b)		10	9,348
Series 2006-OA17, Class 1A1D, (1-mo. Term SOFR + 0.40%), 5.72%, 12/20/46(b)		336	288,355
Series 2006-OA2, Class A5, (1-mo. Term SOFR + 0.57%), 5.89%, 05/20/46(b)		210	174,671
Series 2006-OC10, Class 2A3, (1-mo. Term SOFR + 0.57%), 5.89%, 11/25/36(b)		358	291,329
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 5.93%, 07/25/46(b)		400	333,976
Series 2007-19, Class 1A34, 6.00%, 08/25/37		289	136,265
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. Term SOFR + 0.30%), 5.62%, 05/25/47(b)		359	204,531
Angel Oak Mortgage Trust(a)
Series 2023-7, Class A1, 4.80%, 11/25/67		173	165,700
Series 2024-1, Class A1, 5.21%, 08/25/68		49	47,177
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		63	60,034
Series 2006-7, Class A4, 6.50%, 10/25/36		25	7,304
Banc of America Funding Trust, Series 2007-3, (1-mo. Term SOFR + 0.29%), 5.61%, 04/25/37(b)		227	183,974
Bear Stearns Asset Backed Securities I Trust(b)
Series 2006-AC2, Class 1A1, (1-mo. Term SOFR + 0.46%), 5.78%, 03/25/36		48	13,434
Series 2006-IM1, Class A3, (1-mo. Term SOFR + 0.67%), 5.99%, 04/25/36		197	175,563
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		330	278,486
Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 5.24%, 02/25/37(b)		128	122,621
CHL Mortgage Pass-Through Trust
Series 2007-11, Class A1, 6.00%, 08/25/37		535	223,862
Series 2007-3, Class A17, 6.00%, 04/25/37		159	74,326
Series 2007-4, Class 1A47, 6.00%, 05/25/37		276	115,998
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	59,137
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	38,540
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,923
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.93%, 05/25/37(b)		27	24,224
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.09%, 02/25/40	USD	975	$ 1,037,839
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.09%, 02/25/40		1,250	1,332,045
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.43%, 10/25/41		1,800	1,847,598
Series 2021-R01, Class 1M2, (30-day Avg SOFR + 1.55%), 6.88%, 10/25/41		99	99,593
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.48%, 12/25/41		1,690	1,741,660
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.33%, 12/25/41		316	315,874
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 7.23%, 12/25/41		350	353,416
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.83%, 01/25/42		825	867,281
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.33%, 01/25/42		1,800	1,846,003
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.58%, 03/25/42		1,400	1,556,416
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.58%, 03/25/42		1,500	1,629,884
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.33%, 03/25/42		353	357,404
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.33%, 04/25/42		1,500	1,546,875
Series 2022-R06, Class 1M1, (30-day Avg SOFR + 2.75%), 8.08%, 05/25/42		1,439	1,480,641
Series 2022-R08, Class 1M1, (30-day Avg SOFR + 2.55%), 7.88%, 07/25/42		454	466,678
Series 2023-R01, Class 1M1, (30-day Avg SOFR + 2.40%), 7.73%, 12/25/42		523	536,378
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.83%, 02/25/44		1,560	1,572,025
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(a)		139	133,781
CSMC(a)
Series 2015-6R, Class 5A2, (1-mo. Term SOFR + 0.29%), 3.53%, 03/27/36(b)		23	17,037
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		66	63,358
CSMC Trust(a)(b)
Series 2020-NQM6, 9.27%, 12/25/67		190	184,147
Series 2021-RRL2, Class A12, 3.56%, 02/25/60		69	69,636
Deephaven Residential Mortgage Trust, Series 2022-2, Class M1, 4.34%, 03/25/67(a)(b)		100	80,750
Fannie Mae Connecticut Avenue Securities(b)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 11.14%, 04/25/28		225	236,634
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.44%, 05/25/30		96	95,673
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.63%, 11/25/41(a)		500	514,784
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.23%, 11/25/41(a)		251	250,682
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.33%, 11/25/41(a)		2,150	2,158,063
Fannie Mae Mortgage-Backed Securities, Series 2023- R03, Class 2M1, (30-day Avg SOFR + 2.50%), 7.83%, 04/25/43(a)(b)		236	239,563
Freddie Mac STACR Debt Notes(b)
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.69%, 07/25/29		325	336,442
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Debt Notes(b) (continued)
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 8.99%, 08/25/29	USD	109	$ 113,958
Series 2018-DNA1, Class M2, (30-day Avg SOFR + 1.91%), 7.24%, 07/25/30		761	775,538
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.33%, 11/25/50(a)		750	845,814
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.73%, 08/25/33(a)		205	225,051
Series 2023-DNA2, Class M1A, (30-day Avg SOFR + 2.10%), 7.43%, 04/25/43(a)		1,031	1,050,958
Freddie Mac STACR REMIC Trust(b)
Series 2016-DNA4, Class M3, (30-day Avg SOFR + 3.91%), 9.24%, 03/25/29		121	125,998
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.98%, 01/25/51(a)		200	212,153
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.08%, 10/25/33(a)		78	77,958
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.38%, 01/25/34(a)		465	491,593
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.73%, 10/25/41(a)		1,850	1,908,666
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.98%, 11/25/41(a)		1,544	1,605,864
Series 2021-HQA1, Class M2, (30-day Avg SOFR + 2.25%), 7.58%, 08/25/33(a)		635	650,784
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.68%, 09/25/41(a)		1,610	1,657,302
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.43%, 09/25/41(a)		700	701,316
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.68%, 12/25/41(a)		1,750	1,763,506
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.83%, 01/25/42(a)		1,480	1,503,808
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.68%, 04/25/42(a)		1,000	1,067,500
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.53%, 05/25/42(a)		312	316,806
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.43%, 03/25/42(a)		314	316,319
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.58%, 03/25/42(a)		1,550	1,676,914
Series 2023-DNA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.43%, 03/25/43(a)		824	838,835
Series 2023-HQA1, Class M1A, (30-day Avg SOFR + 2.00%), 7.33%, 05/25/43(a)		1,214	1,228,043
Series 2023-HQA3, Class M1, (30-day Avg SOFR + 1.85%), 7.18%, 11/25/43(a)		688	693,121
GCAT Trust, 4.25%, 05/25/67(a)(b)		154	140,234
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		76	66,596
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 5.78%, 03/25/35(a)(b)		152	137,736
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	537,740
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)		89	86,208
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2B, (1-mo. Term SOFR + 0.45%), 5.77%, 08/25/36(b)		96	96,579
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.96%, 03/25/36(b)		795	598,699
28
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	USD	366	$ 251,612
MFA Trust(a)
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(b)		100	82,509
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	99,215
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)		134	132,623
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 1B, (12-mo. MTA + 0.71%), 4.39%, 12/27/46(a)(b)		345	287,243
PRET LLC(a)
Series 2024-NAPL, Class A1, 7.14%, 01/25/54		177	169,665
Series 2024-NPL2, Class A1, 7.02%, 02/25/54		163	161,715
PRKCM Trust(a)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(b)		92	86,461
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		113	112,956
RALI Trust, Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 5.75%, 04/25/37(b)		151	132,414
RCO Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)		109	107,789
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 5.79%, 03/25/35		32	29,907
Series 2005-R1, Class 1AF2, (1-mo. Term SOFR + 0.47%), 5.79%, 03/25/35		192	181,732
Series 2005-R2, Class 1AF1, (1-mo. Term SOFR + 0.45%), 5.77%, 06/25/35		17	15,991
Residential Asset Securitization Trust
Series 2006-A14CB, Class 1A2, 6.25%, 12/25/36		345	236,968
Series 2007-A9, Class A1, (1-mo. Term SOFR + 0.66%), 5.98%, 09/25/37(b)		1,088	311,998
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.42%, 10/25/37(b)		261	162,120
Saluda Grade Alternative Mortgage Trust(a)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	138,996
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,500
Sequoia Mortgage Trust(a)(b)
Series 2017-CH1, Class B3, 4.51%, 08/25/47		140	129,974
Series 2017-CH2, Class B3, 4.50%, 12/25/47		144	132,901
SG Residential Mortgage Trust, Series 2022-2, Class B1, 5.29%, 08/25/62(a)(b)		50	43,969
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)		175	174,503
Verus Securitization Trust(a)(b)
Series 2023-3, Class B1, 4.08%, 02/25/67		100	73,483
Series 2023-INV1, Class M1, 7.59%, 02/25/68		120	120,106
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1-mo. Term SOFR + 0.41%), 1.79%, 08/25/36(b)		1,035	345,980
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		169	124,565
Series 2005-AR1, Class A1A, (1-mo. Term SOFR + 0.63%), 5.95%, 12/25/35(b)		176	145,971
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		355	136,293
Series 2006-8, Class A4, 4.15%, 10/25/36		85	28,173
Series 2007-5, Class A6, 6.00%, 06/25/37		165	140,255
Series 2007-HY4, Class 1A1, 3.87%, 04/25/37(b)		385	328,102
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.79%, 01/25/47(b)		207	165,369
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust (continued)
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 6.34%, 04/25/47(b)	USD	95	$ 77,713
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.84%, 06/25/47(b)		91	71,995
Series 2007-OC2, Class A3, (1-mo. Term SOFR + 0.73%), 6.05%, 06/25/37(b)		14	12,632
			53,387,043
Commercial Mortgage-Backed Securities — 2.8%
280 Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1-mo. Term SOFR + 1.38%), 6.70%, 09/15/34		283	269,557
Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 7.74%, 09/15/34		138	124,629
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(b)		300	288,102
ACREC LLC, Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 7.55%, 02/19/38(a)(b)		150	150,283
AREIT Ltd., Series 2024-CRE9, Class A, 05/17/41(a)(b)(c)		370	369,075
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	213,805
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	216,597
Series 2022-BNK41, Class A4, 3.92%, 04/15/65(b)		150	132,061
Series BN37, Class A4, 2.37%, 11/15/64		350	279,245
Bank5 Trust, Series 2024-5YR6, Class A3, 05/15/57(c)		110	112,030
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56		40	39,543
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)		530	575,859
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.19%, 04/15/36		254	250,804
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.24%, 04/15/36		29	27,416
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.34%, 04/15/36		29	27,361
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(b)		349	17,412
BX Commercial Mortgage Trust(a)(b)
Series 2020-VKNG, Class A, (1-mo. Term SOFR + 1.04%), 6.37%, 10/15/37		175	174,961
Series 2020-VKNG, Class D, (1-mo. Term SOFR + 1.81%), 7.14%, 10/15/37		332	330,006
Series 2021-VIV5, Class A, 2.84%, 03/09/44		140	116,101
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 8.46%, 06/15/27		488	489,726
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.33%, 02/15/39		120	119,023
Series 2023-VLT3, (1-mo. Term SOFR + 1.94%), 7.26%, 11/15/28		200	199,937
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 7.08%, 12/09/40		100	100,625
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.91%, 12/09/40		333	335,393
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 9.06%, 02/15/39		100	100,178
Series 2024-XL4, (1-mo. Term SOFR + 1.44%), 6.76%, 02/15/39		100	100,000
Series 2024-XL4, (1-mo. Term SOFR + 4.19%), 9.51%, 02/15/39		110	109,384
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 8.46%, 02/15/39	USD	170	$ 170,000
Series 2024-XL5, Class A, (1-mo. Term SOFR + 1.39%), 6.71%, 03/15/41		97	96,418
BX Trust(a)
Series 2019-OC11, Class A, 3.20%, 12/09/41		87	75,804
Series 2021, Class F, (1-mo. Term SOFR + 4.04%), 9.37%, 06/15/36(b)		21	18,637
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 6.33%, 10/15/36(b)		242	238,975
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 7.08%, 10/15/36(b)		410	402,825
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.68%, 10/15/36(b)		270	263,925
Series 2021-MFM1, Class A, (1-mo. Term SOFR + 0.81%), 6.14%, 01/15/34(b)		165	163,511
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 6.81%, 04/15/37(b)		104	103,660
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 6.32%, 01/15/39(b)		150	148,969
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 8.01%, 05/15/38(b)		140	141,400
Series 2023-DELC, Class D, (1-mo. Term SOFR + 4.39%), 9.71%, 05/15/38(b)		262	262,655
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 6.76%, 04/15/29(b)		103	102,871
Series 2024-CNYN, Class D, (1-mo. Term SOFR + 2.69%), 8.01%, 04/15/29(b)		100	99,875
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 9.01%, 04/15/29(b)		100	99,875
Series 2024-PAT, Class A, (1-mo. Term SOFR + 2.09%), 7.41%, 03/15/41(b)		60	59,963
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 9.76%, 03/15/41(b)		122	121,544
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 10.71%, 03/15/41(b)		56	55,721
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (1-mo. Term SOFR + 1.37%), 6.69%, 12/15/37(a)(b)		100	99,844
CENT Trust, Series 2023-CITY, Class A, (1-mo. Term SOFR + 2.62%), 7.94%, 09/15/38(a)(b)		34	34,255
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	529,119
Citigroup Commercial Mortgage Trust, Series 2015- GC27, Class AS, 3.57%, 02/10/48		75	73,511
Cold Storage Trust(a)(b)
Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.33%, 11/15/37		149	149,088
Series 2020-ICE5, Class C, (1-mo. Term SOFR + 1.76%), 7.08%, 11/15/37		138	137,318
Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.93%, 11/15/37		167	166,743
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	446,977
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(a)		570	534,553
CSMC BHAR, Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 6.59%, 11/15/38(a)(b)		300	298,687
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/28(a)(b)		10	9,825
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1-mo. Term SOFR + 1.50%), 6.82%, 03/15/34	USD	72	$ 71,910
Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 9.32%, 03/15/34		204	203,872
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class A, (1-mo. Term SOFR + 1.19%), 6.52%, 07/15/38		137	136,967
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 9.14%, 07/15/38		659	658,354
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 6.86%, 03/15/39(a)(b)		100	99,937
GS Mortgage Securities Corp II(a)(b)
Series 2023-SHIP, Class C, 5.69%, 09/10/38		530	508,415
Series 2023-SHIP, Class E, 7.68%, 09/10/38		100	98,550
GS Mortgage Securities Corp Trust, Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 8.11%, 03/15/28(a)(b)		510	510,637
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.55%, 07/10/48(b)		56	52,579
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	276,849
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	162,515
GWT, Series 2024-WLF2, Class A, 05/15/41(a)(b)(c)		180	179,550
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 6.59%, 10/15/36(a)(b)		100	96,438
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	99,276
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	124,372
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 8.14%, 04/15/38(a)(b)		10	9,925
Series 2022, Class B, (1-mo. Term SOFR + 3.37%), 8.69%, 12/15/36(a)(b)		371	371,292
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	35,291
KSL Commercial Mortgage Trust(a)(b)
Series 2023-HT, Class A, (1-mo. Term SOFR + 2.29%), 7.61%, 12/15/36		100	100,469
Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.61%, 12/15/36		558	560,092
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 5.83%, 06/25/37(a)(b)		77	76,551
MED Trust(a)(b)
Series 2021, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 11/15/38		481	478,590
Series 2021, Class F, (1-mo. Term SOFR + 4.11%), 9.44%, 11/15/38		481	479,491
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 6.24%, 04/15/38(a)(b)		126	125,045
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.19%, 07/15/38(a)(b)		250	247,344
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	282,106
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		10	7,412
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		1,114	71,834
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 6.73%, 03/15/39(a)(b)		100	98,437
30
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust, Series 2020-1NYP, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 01/15/36(a)(b)	USD	112	$ 108,360
Open Trust, Series 2023, Class A, (1-mo. Term SOFR + 3.09%), 8.41%, 10/15/28(a)(b)		190	192,072
SG Commercial Mortgage Securities Trust, Series 2019- PREZ, Class E, 3.59%, 09/15/39(a)(b)		26	19,535
SREIT Trust, Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.17%, 11/15/38(a)(b)		143	142,543
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.51%, 05/15/37(a)(b)		174	174,979
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. Term SOFR + 2.46%), 7.79%, 06/15/26(a)(b)		80	79,800
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		580	526,202
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		553	497,059
Series 2023-2, Class M1, 7.03%, 05/25/53		148	147,687
Series 2024-1, Class A, 6.55%, 01/25/54		137	135,723
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%, 02/15/48		130	126,614
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	186,257
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		10	7,566
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, 11/15/47		300	295,693
			19,239,851
Interest Only Collateralized Mortgage Obligations — 0.0%
Residential Asset Securitization Trust, Series 2007-A9, Class A2, (1-mo. Term SOFR + 6.34%), 1.02%, 09/25/37(b)		1,088	96,887
Total Non-Agency Mortgage-Backed Securities — 10.6% (Cost: $72,137,759)			72,723,781
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45(b)		20	19,786
Total Preferred Securities — 0.0% (Cost: $19,430)			19,786
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.51%, 02/25/31(b)		150	118,284
Freddie Mac Multifamily Structured Pass Through Certificates, 5.03%, 10/25/31		33	32,316
Ginnie Mae, Series 2023-119, 2.25%, 04/16/65		40	31,553
			182,153
Mortgage-Backed Securities — 33.0%
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		181	166,945
3.50%, 04/01/48		66	58,063
Ginnie Mae Mortgage-Backed Securities(k)
4.00%, 11/20/40 - 05/20/54		3,198	2,898,793
3.50%, 09/20/46 - 10/20/52		4,740	4,190,984
4.50%, 02/20/49 - 05/20/54		2,160	2,018,778
3.00%, 06/20/50 - 05/20/54		6,200	5,277,240
2.00%, 01/20/51 - 05/15/54		8,898	7,004,609
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(k) (continued)
2.50%, 10/20/51 - 05/20/54	USD	9,221	$ 7,559,259
5.50%, 02/20/53 - 06/15/54		2,136	2,093,501
5.00%, 05/15/54		2,614	2,502,082
6.00%, 05/15/54 - 06/15/54		3,556	3,559,557
6.50%, 05/15/54 - 06/15/54		1,466	1,483,743
Uniform Mortgage-Backed Securities
3.00%, 07/01/31 - 06/15/54(k)		17,926	15,085,913
3.50%, 05/01/33 - 05/01/54(k)		23,197	20,116,647
2.50%, 01/01/35 - 06/15/54(k)		31,903	25,786,192
2.00%, 05/01/36 - 05/13/54(k)		45,716	35,763,786
1.50%, 09/01/36 - 05/13/54(k)		4,269	3,317,601
4.00%, 05/15/39 - 02/01/53(k)		9,431	8,540,810
4.50%, 05/15/39 - 05/13/54(k)		12,667	11,720,530
5.50%, 09/01/48 - 05/15/54(k)		24,035	23,344,563
5.00%, 06/01/52 - 05/15/54(k)		16,025	15,195,477
6.00%, 10/01/52 - 06/15/54(k)		7,770	7,714,350
6.50%, 08/01/53 - 05/15/54(k)		12,988	13,100,155
7.50%, 12/01/53 - 01/01/54		127	132,593
7.00%, 01/01/54 - 05/15/54(k)		7,278	7,428,895
			226,061,066
Total U.S. Government Sponsored Agency Securities — 33.0% (Cost: $231,471,020)			226,243,219
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 02/15/44		2,315	2,244,807
1.13%, 05/15/40 - 08/15/40		5,152	3,018,046
4.38%, 05/15/40 - 08/15/43		5,220	4,895,531
1.88%, 02/15/41 - 11/15/51		2,514	1,528,295
4.75%, 02/15/41 - 11/15/43		5,368	5,302,335
2.00%, 11/15/41		952	628,915
3.13%, 11/15/41 - 05/15/48		6,584	5,036,921
2.38%, 02/15/42 - 05/15/51		1,717	1,119,124
3.00%, 05/15/42 - 08/15/52		9,666	7,134,769
4.00%, 11/15/42 - 11/15/52		5,532	4,899,813
3.88%, 02/15/43		921	804,544
2.88%, 05/15/43 - 05/15/52		2,369	1,690,105
3.63%, 08/15/43 - 05/15/53		1,539	1,272,955
3.75%, 11/15/43		4,711	4,019,256
3.38%, 11/15/48		100	78,269
2.25%, 08/15/49		875	543,115
1.38%, 08/15/50		907	442,552
1.63%, 11/15/50		779	407,088
4.13%, 08/15/53		6,300	5,641,453
4.25%, 02/15/54		30	27,464
U.S. Treasury Notes
2.88%, 06/15/25 - 05/15/32		17,398	16,146,727
0.25%, 06/30/25 - 07/31/25		4,036	3,801,286
3.50%, 09/15/25 - 04/30/30		2,738	2,676,531
5.00%, 10/31/25		3,795	3,786,105
4.88%, 11/30/25 - 10/31/30(e)		20,031	20,140,992
4.00%, 12/15/25 - 02/15/34		10,693	10,373,483
4.25%, 12/31/25 - 03/15/27(e)		1,114	1,097,867
3.88%, 01/15/26 - 08/15/33		24,957	24,107,395
0.50%, 02/28/26 - 05/31/27		4,659	4,147,144
0.75%, 03/31/26		3,173	2,926,012
4.50%, 03/31/26 - 07/15/26		1,088	1,076,704
3.75%, 04/15/26 - 05/31/30		1,076	1,028,059
4.13%, 06/15/26 - 11/15/32		6,623	6,417,287
0.88%, 06/30/26		1,421	1,302,047
0.63%, 07/31/26 - 08/15/30		1,490	1,274,165
Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.63%, 10/15/26 - 09/30/28	USD	23,524	$ 23,343,155
1.63%, 11/30/26 - 05/15/31		3,308	2,886,234
2.63%, 05/31/27		2,253	2,109,547
0.38%, 09/30/27		779	670,762
3.63%, 03/31/28 - 03/31/30		9,782	9,370,364
1.25%, 09/30/28 - 08/15/31		6,288	5,194,109
1.38%, 12/31/28		3,605	3,101,286
4.38%, 11/30/30		3	2,943
3.38%, 05/15/33		412	372,345
Total U.S. Treasury Obligations — 28.9% (Cost: $200,928,032)			198,087,906
Total Long-Term Investments — 110.7% (Cost: $765,586,434)			758,890,027
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt Treasury Bills(l)
30.00%, 12/10/24	EGP	1,600	28,793
30.25%, 03/18/25		1,850	31,368
			60,161

	Shares
Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(m)(n)(o)	12,390,137	12,393,854
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(m)(n)	45,067,732	45,067,732
		57,461,586

		Par (000)
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bills(l)
Series WI, 5.50%, 05/16/24	USD	500	498,901
5.46%, 05/23/24		200	199,355
5.34%, 06/04/24		1,500	1,492,523
5.39%, 06/11/24 - 08/06/24(e)		1,200	1,186,284
U.S. Treasury Notes
1.50%, 02/15/25		1,400	1,358,369
3.88%, 03/31/25 - 04/30/25		3,421	3,378,434
2.63%, 04/15/25		1,566	1,527,515
0.38%, 04/30/25		908	865,375
			10,506,756
Total Short-Term Securities — 9.9% (Cost: $68,028,837)			68,028,503
Options Purchased — 0.1% (Cost: $651,897)			598,451
Total Investments Before TBA Sale Commitments and Options Written — 120.7% (Cost: $834,267,168)			827,516,981
Security		Par (000)	Value
TBA Sale Commitments(k)
Mortgage-Backed Securities — (7.7)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 05/15/54	USD	(49)	$ (38,552)
2.50%, 05/20/54		(32)	(26,230)
3.00%, 05/20/54		(39)	(33,173)
3.50%, 03/20/52		(30)	(26,423)
4.50%, 05/20/54		(2,251)	(2,096,221)
5.50%, 05/15/54		(2,507)	(2,457,671)
6.00%, 05/15/54		(1,153)	(1,155,905)
6.50%, 05/15/54		(220)	(222,745)
Uniform Mortgage-Backed Securities
1.50%, 05/15/39 - 05/13/54		(41)	(31,486)
2.00%, 05/15/39 - 05/13/54		(130)	(100,670)
2.50%, 05/15/39 - 05/15/54		(2,217)	(1,755,656)
3.00%, 05/15/39 - 02/25/52		(851)	(703,144)
3.50%, 05/15/39 - 03/25/52		(7,522)	(6,483,016)
4.00%, 05/15/39 - 06/25/52		(373)	(333,995)
4.50%, 05/15/39 - 05/13/54		(2,158)	(1,988,639)
5.00%, 05/15/54		(7,009)	(6,640,528)
5.50%, 05/15/54		(11,732)	(11,386,504)
6.00%, 05/15/54		(1,690)	(1,677,111)
6.50%, 05/15/54		(12,002)	(12,092,708)
7.00%, 05/15/54		(3,749)	(3,826,616)
Total TBA Sale Commitments — (7.7)% (Proceeds: $(53,609,284))			(53,076,993)
Options Written — (0.0)% (Premiums Received: $(180,698))			(171,245)
Total Investments, Net of TBA Sale Commitments and Options Written — 113.0% (Cost: $780,477,186)			774,268,743
Liabilities in Excess of Other Assets — (13.0)%			(88,921,240)
Net Assets — 100.0%			$ 685,347,503

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Zero-coupon bond.
(j)	Rounds to less than 1,000.
(k)	Represents or includes a TBA transaction.
(l)	Rates are discount rates or a range of discount rates as of period end.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
32
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,160,500	$ 9,236,355 (a)	$ —	$ (1,574)	$ (1,427)	$ 12,393,854	12,390,137	$ 17,438 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	64,574,018	—	(19,506,286)(a)	—	—	45,067,732	45,067,732	1,722,927	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	2,801,760	(2,800,438)	(1,322)	—	—	—	10,224	—
				$ (2,896)	$ (1,427)	$ 57,461,586		$ 1,750,589	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	5	06/06/24	$ 694	$ (29,155)
10-Year Australian Treasury Bonds	42	06/17/24	3,062	(5,549)
Long Gilt	174	06/26/24	20,825	(395,514)
2-Year U.S. Treasury Note	246	06/28/24	49,863	(152,043)
5-Year U.S. Treasury Note	176	06/28/24	18,442	(170,485)
3-Month SOFR	1	09/17/24	237	(777)
3-Month SONIA Index	1	03/18/25	297	(3,281)
				(756,804)
Short Contracts
Euro OAT	16	06/06/24	2,142	24,492
10-Year U.S. Treasury Note	188	06/18/24	20,204	127,032
10-Year U.S. Ultra Long Treasury Note	112	06/18/24	12,350	203,383
U.S. Long Bond	41	06/18/24	4,670	220,317
Ultra U.S. Treasury Bond	79	06/18/24	9,453	578,824
10-Year Canadian Bond	110	06/19/24	9,348	55,072
				1,209,120
				$ 452,316
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	110,710	USD	21,000	BNP Paribas SA	05/03/24	$ 321
BRL	110,871	USD	21,000	BNP Paribas SA	05/03/24	352
INR	1,750,371	USD	20,958	Barclays Bank PLC	05/03/24	21
USD	8,949	BRL	46,284	Barclays Bank PLC	05/03/24	36
USD	49,000	BRL	254,310	Barclays Bank PLC	05/03/24	25
USD	7,000	BRL	36,006	BNP Paribas SA	05/03/24	66
USD	14,000	BRL	72,152	BNP Paribas SA	05/03/24	105
USD	21,049	BRL	108,860	BNP Paribas SA	05/03/24	84
USD	21,406	BRL	110,710	BNP Paribas SA	05/03/24	86
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,438	BRL	110,871	BNP Paribas SA	05/03/24	$ 86
USD	13,534	BRL	69,994	Goldman Sachs International	05/03/24	54
USD	20,522	BRL	106,134	Goldman Sachs International	05/03/24	82
USD	99,469	BRL	514,433	Goldman Sachs International	05/03/24	398
USD	21,000	BRL	107,169	Morgan Stanley & Co. International PLC	05/03/24	361
USD	28,000	BRL	144,452	Morgan Stanley & Co. International PLC	05/03/24	181
USD	21,000	INR	1,750,371	Barclays Bank PLC	05/03/24	21
USD	117,725	PEN	437,042	Morgan Stanley & Co. International PLC	05/06/24	1,636
AUD	15,735	EUR	9,500	Morgan Stanley & Co. International PLC	05/16/24	54
CLP	18,501,250	USD	19,000	Goldman Sachs International	05/16/24	267
COP	82,761,000	USD	21,000	Bank of America N.A.	05/16/24	51
COP	69,136,540	USD	17,570	Barclays Bank PLC	05/16/24	16
COP	110,486,880	USD	28,000	BNP Paribas SA	05/16/24	104
COP	37,273,210	USD	9,349	Citibank N.A.	05/16/24	132
COP	133,926,000	USD	34,000	Citibank N.A.	05/16/24	66
COP	419,951,805	USD	106,600	Citibank N.A.	05/16/24	221
COP	30,063,685	USD	7,619	Goldman Sachs International	05/16/24	28
COP	77,679,112	USD	19,600	Goldman Sachs International	05/16/24	159
COP	130,453,681	USD	33,074	Goldman Sachs International	05/16/24	109
COP	200,108,664	USD	50,400	Goldman Sachs International	05/16/24	501
EUR	24,000	MXN	438,028	Morgan Stanley & Co. International PLC	05/16/24	109
EUR	26,000	USD	27,727	BNP Paribas SA	05/16/24	35
EUR	33,000	USD	35,165	BNP Paribas SA	05/16/24	70
GBP	45,000	USD	56,044	Morgan Stanley & Co. International PLC	05/16/24	190
HUF	6,316,854	EUR	16,000	Barclays Bank PLC	05/16/24	126
HUF	17,401,585	USD	47,000	Barclays Bank PLC	05/16/24	409
INR	1,588,297	USD	19,000	Barclays Bank PLC	05/16/24	16
MXN	360,940	USD	21,000	Barclays Bank PLC	05/16/24	26
PLN	527,727	USD	130,000	Barclays Bank PLC	05/16/24	82
USD	28,500	CHF	25,893	Morgan Stanley & Co. International PLC	05/16/24	291
USD	21,000	CLP	19,936,560	Citibank N.A.	05/16/24	238
USD	21,000	CLP	19,923,330	Citibank N.A.	05/16/24	252
USD	14,000	CLP	13,352,360	Morgan Stanley & Co. International PLC	05/16/24	95
USD	19,000	CLP	18,168,750	Morgan Stanley & Co. International PLC	05/16/24	79
USD	77,000	CNH	558,216	UBS AG	05/16/24	12
USD	14,000	COP	54,432,000	Bank of America N.A.	05/16/24	154
USD	14,073	COP	55,177,471	Barclays Bank PLC	05/16/24	38
USD	28,000	COP	109,172,000	Morgan Stanley & Co. International PLC	05/16/24	231
USD	35,000	COP	136,844,400	Morgan Stanley & Co. International PLC	05/16/24	192
USD	70,000	COP	273,688,800	Morgan Stanley & Co. International PLC	05/16/24	383
USD	5,814	EUR	5,291	BNP Paribas SA	05/16/24	165
USD	19,000	INR	1,584,600	Barclays Bank PLC	05/16/24	28
USD	35,000	JPY	5,399,858	Barclays Bank PLC	05/16/24	690
USD	5,000	JPY	769,872	Morgan Stanley & Co. International PLC	05/16/24	108
USD	20,559	MXN	349,716	Goldman Sachs International	05/16/24	187
USD	181,769	MXN	3,091,965	Goldman Sachs International	05/16/24	1,650
USD	52,000	MYR	248,560	Barclays Bank PLC	05/16/24	57
USD	21,000	PEN	77,599	Barclays Bank PLC	05/16/24	391
USD	43,000	PEN	160,786	Barclays Bank PLC	05/16/24	297
USD	21,000	PEN	78,305	BNP Paribas SA	05/16/24	203
USD	57,660	PEN	213,040	BNP Paribas SA	05/16/24	1,079
USD	21,000	PEN	78,832	Citibank N.A.	05/16/24	63
USD	52,206	PEN	193,214	Citibank N.A.	05/16/24	891
USD	66,280	PEN	247,042	Goldman Sachs International	05/16/24	668
USD	29,000	SEK	317,702	Morgan Stanley & Co. International PLC	05/16/24	155
USD	21,000	ZAR	394,640	Bank of America N.A.	05/16/24	54
USD	7,000	ZAR	130,766	BNP Paribas SA	05/16/24	60
ZAR	490,436	EUR	24,000	Goldman Sachs International	05/16/24	404
ZAR	400,879	USD	21,000	Bank of America N.A.	05/16/24	277
ZAR	673,176	USD	35,000	Citibank N.A.	05/16/24	729
ZAR	672,416	USD	35,000	Goldman Sachs International	05/16/24	689
ZAR	401,064	USD	21,000	Barclays Bank PLC	05/30/24	263
34
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	1,563,316	USD	66,138	Goldman Sachs International	06/04/24	$ 194
USD	9,000	BRL	46,411	Barclays Bank PLC	06/04/24	87
USD	21,000	BRL	108,024	Barclays Bank PLC	06/04/24	253
USD	14,000	BRL	72,078	Morgan Stanley & Co. International PLC	06/04/24	157
USD	158,869	CZK	3,707,852	BNP Paribas SA	06/04/24	1,543
AUD	220,000	USD	141,654	Bank of America N.A.	06/20/24	1,070
AUD	320,000	USD	205,749	Barclays Bank PLC	06/20/24	1,849
AUD	310,000	USD	200,341	BNP Paribas SA	06/20/24	770
AUD	260,000	USD	167,035	Citibank N.A.	06/20/24	1,638
AUD	240,000	USD	154,742	UBS AG	06/20/24	957
BRL	640,000	USD	120,790	Citibank N.A.	06/20/24	1,901
CAD	390,000	USD	282,894	Barclays Bank PLC	06/20/24	630
CAD	600,000	USD	435,385	Barclays Bank PLC	06/20/24	805
COP	280,000,000	USD	70,326	Barclays Bank PLC	06/20/24	526
COP	3,590,000,000	USD	904,487	Morgan Stanley & Co. International PLC	06/20/24	3,938
CZK	10,500,000	USD	442,121	Bank of America N.A.	06/20/24	3,469
CZK	2,200,000	USD	92,707	BNP Paribas SA	06/20/24	655
CZK	2,800,000	USD	117,925	BNP Paribas SA	06/20/24	900
CZK	8,600,000	USD	363,821	BNP Paribas SA	06/20/24	1,139
CZK	6,400,000	USD	270,446	Goldman Sachs International	06/20/24	1,152
CZK	2,000,000	USD	84,457	Morgan Stanley & Co. International PLC	06/20/24	417
CZK	4,200,000	USD	176,220	UBS AG	06/20/24	2,017
EUR	310,000	USD	330,788	Barclays Bank PLC	06/20/24	703
EUR	330,000	USD	352,053	BNP Paribas SA	06/20/24	825
EUR	770,000	USD	822,233	BNP Paribas SA	06/20/24	1,147
GBP	220,000	USD	274,498	Citibank N.A.	06/20/24	473
GBP	250,000	USD	312,283	Citibank N.A.	06/20/24	184
GBP	70,000	USD	87,046	Morgan Stanley & Co. International PLC	06/20/24	445
HUF	15,000,000	USD	40,622	Goldman Sachs International	06/20/24	176
MXN	1,800,000	USD	103,465	Barclays Bank PLC	06/20/24	809
MXN	3,000,000	USD	172,490	Barclays Bank PLC	06/20/24	1,301
PLN	500,000	USD	122,647	Morgan Stanley & Co. International PLC	06/20/24	550
USD	1,207,127	AUD	1,850,000	Citibank N.A.	06/20/24	6,953
USD	145,743	AUD	220,000	Goldman Sachs International	06/20/24	3,020
USD	205,661	AUD	310,000	Goldman Sachs International	06/20/24	4,551
USD	65,222	AUD	100,000	Morgan Stanley & Co. International PLC	06/20/24	348
USD	1,820,063	AUD	2,750,000	Morgan Stanley & Co. International PLC	06/20/24	36,020
USD	208,778	BRL	1,060,000	Bank of America N.A.	06/20/24	5,572
USD	55,804	BRL	280,000	Barclays Bank PLC	06/20/24	2,127
USD	89,146	BRL	460,000	Barclays Bank PLC	06/20/24	962
USD	150,731	BRL	770,000	BNP Paribas SA	06/20/24	3,119
USD	43,688	BRL	220,000	Goldman Sachs International	06/20/24	1,514
USD	136,628	BRL	690,000	Goldman Sachs International	06/20/24	4,353
USD	151,102	BRL	760,000	Goldman Sachs International	06/20/24	5,408
USD	287,433	BRL	1,460,000	Goldman Sachs International	06/20/24	7,546
USD	507,406	BRL	2,628,000	Goldman Sachs International	06/20/24	3,610
USD	52,828	BRL	270,000	Morgan Stanley & Co. International PLC	06/20/24	1,068
USD	60,640	BRL	310,000	Morgan Stanley & Co. International PLC	06/20/24	1,212
USD	219,653	BRL	1,130,000	Morgan Stanley & Co. International PLC	06/20/24	3,028
USD	220,666	CAD	300,000	Bank of America N.A.	06/20/24	2,571
USD	58,499	CAD	80,000	Barclays Bank PLC	06/20/24	341
USD	118,075	CAD	160,000	Barclays Bank PLC	06/20/24	1,757
USD	174,699	CAD	240,000	Barclays Bank PLC	06/20/24	222
USD	454,621	CAD	620,000	Barclays Bank PLC	06/20/24	3,891
USD	36,809	CAD	50,000	BNP Paribas SA	06/20/24	460
USD	162,398	CAD	220,000	BNP Paribas SA	06/20/24	2,462
USD	212,208	CAD	290,000	BNP Paribas SA	06/20/24	1,383
USD	80,987	CAD	110,000	Citibank N.A.	06/20/24	1,019
USD	295,743	CAD	400,000	Citibank N.A.	06/20/24	4,950
USD	29,321	CAD	40,000	Goldman Sachs International	06/20/24	242
USD	81,185	CAD	110,000	Goldman Sachs International	06/20/24	1,217
USD	2,352,035	CAD	3,170,000	Morgan Stanley & Co. International PLC	06/20/24	47,495
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	219,385	CAD	300,000	Royal Bank of Canada	06/20/24	$ 1,290
USD	187,482	CHF	170,000	Barclays Bank PLC	06/20/24	1,546
USD	177,586	CHF	160,000	BNP Paribas SA	06/20/24	2,588
USD	562,712	CHF	510,000	BNP Paribas SA	06/20/24	4,903
USD	178,325	CHF	160,000	Goldman Sachs International	06/20/24	3,326
USD	187,384	CHF	170,000	Goldman Sachs International	06/20/24	1,447
USD	189,612	CHF	170,000	Goldman Sachs International	06/20/24	3,676
USD	201,853	CHF	180,000	Goldman Sachs International	06/20/24	4,979
USD	242,776	CHF	220,000	Goldman Sachs International	06/20/24	2,153
USD	264,467	CHF	240,000	Goldman Sachs International	06/20/24	1,969
USD	322,556	CHF	290,000	Goldman Sachs International	06/20/24	5,370
USD	479,865	CHF	430,000	Goldman Sachs International	06/20/24	9,556
USD	942,739	CHF	820,000	Goldman Sachs International	06/20/24	45,870
USD	22,201	CHF	20,000	Morgan Stanley & Co. International PLC	06/20/24	326
USD	22,868	CHF	20,000	Morgan Stanley & Co. International PLC	06/20/24	993
USD	55,663	CHF	50,000	Morgan Stanley & Co. International PLC	06/20/24	976
USD	176,087	CHF	160,000	Morgan Stanley & Co. International PLC	06/20/24	1,088
USD	176,575	CHF	160,000	Morgan Stanley & Co. International PLC	06/20/24	1,577
USD	176,605	CHF	160,000	Morgan Stanley & Co. International PLC	06/20/24	1,607
USD	311,642	CHF	280,000	Morgan Stanley & Co. International PLC	06/20/24	5,394
USD	107,767	COP	410,000,000	Bank of America N.A.	06/20/24	4,019
USD	116,827	COP	460,000,000	Barclays Bank PLC	06/20/24	427
USD	481,038	COP	1,890,000,000	Barclays Bank PLC	06/20/24	2,787
USD	78,804	COP	310,000,000	Goldman Sachs International	06/20/24	360
USD	85,851	CZK	2,000,000	Bank of America N.A.	06/20/24	976
USD	128,268	CZK	3,000,000	Bank of America N.A.	06/20/24	956
USD	25,543	CZK	600,000	Barclays Bank PLC	06/20/24	80
USD	129,841	CZK	3,000,000	BNP Paribas SA	06/20/24	2,529
USD	182,909	CZK	4,300,000	BNP Paribas SA	06/20/24	429
USD	207,705	CZK	4,800,000	BNP Paribas SA	06/20/24	4,006
USD	1,373,383	CZK	31,800,000	Goldman Sachs International	06/20/24	23,880
USD	112,272	CZK	2,600,000	Morgan Stanley & Co. International PLC	06/20/24	1,936
USD	216,270	CZK	5,000,000	Morgan Stanley & Co. International PLC	06/20/24	4,084
USD	277,132	CZK	6,400,000	UBS AG	06/20/24	5,534
USD	96,886	EUR	90,000	Bank of America N.A.	06/20/24	646
USD	235,506	EUR	220,000	Bank of America N.A.	06/20/24	254
USD	440,258	EUR	410,000	Bank of America N.A.	06/20/24	1,834
USD	164,725	EUR	150,000	Barclays Bank PLC	06/20/24	4,327
USD	182,831	EUR	170,000	Barclays Bank PLC	06/20/24	1,046
USD	531,976	EUR	490,000	Barclays Bank PLC	06/20/24	8,007
USD	43,461	EUR	40,000	BNP Paribas SA	06/20/24	688
USD	1,005,852	EUR	920,000	BNP Paribas SA	06/20/24	22,073
USD	250,140	EUR	230,000	Citibank N.A.	06/20/24	4,195
USD	141,588	EUR	130,000	Morgan Stanley & Co. International PLC	06/20/24	2,576
USD	350,107	EUR	320,000	Morgan Stanley & Co. International PLC	06/20/24	7,923
USD	602,707	EUR	553,000	Morgan Stanley & Co. International PLC	06/20/24	11,371
USD	25,124	EUR	23,000	UBS AG	06/20/24	530
USD	1,429,443	EUR	1,308,400	UBS AG	06/20/24	30,338
USD	4,207,980	EUR	3,848,000	UBS AG	06/20/24	93,217
USD	25,406	GBP	20,000	Bank of America N.A.	06/20/24	409
USD	140,629	GBP	110,000	Bank of America N.A.	06/20/24	3,144
USD	25,258	GBP	20,000	Barclays Bank PLC	06/20/24	261
USD	150,591	GBP	120,000	Barclays Bank PLC	06/20/24	607
USD	500,015	GBP	390,000	Barclays Bank PLC	06/20/24	12,567
USD	125,987	GBP	100,000	Citibank N.A.	06/20/24	1,000
USD	177,273	GBP	140,000	Citibank N.A.	06/20/24	2,291
USD	290,548	GBP	230,000	Citibank N.A.	06/20/24	3,078
USD	381,109	GBP	300,000	Citibank N.A.	06/20/24	6,148
USD	204,863	GBP	160,000	Goldman Sachs International	06/20/24	4,884
USD	240,641	GBP	190,000	Goldman Sachs International	06/20/24	3,166
USD	77,099	GBP	60,000	Morgan Stanley & Co. International PLC	06/20/24	2,107
USD	88,127	GBP	70,000	Morgan Stanley & Co. International PLC	06/20/24	636
36
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	163,610	GBP	130,000	Morgan Stanley & Co. International PLC	06/20/24	$ 1,127
USD	176,009	GBP	140,000	Morgan Stanley & Co. International PLC	06/20/24	1,027
USD	203,896	GBP	160,000	Morgan Stanley & Co. International PLC	06/20/24	3,917
USD	1,001,485	GBP	790,000	Morgan Stanley & Co. International PLC	06/20/24	14,088
USD	49,290	HUF	18,000,000	Barclays Bank PLC	06/20/24	332
USD	168,150	HUF	61,000,000	Barclays Bank PLC	06/20/24	2,237
USD	201,583	HUF	74,000,000	BNP Paribas SA	06/20/24	312
USD	235,819	HUF	86,000,000	Citibank N.A.	06/20/24	1,909
USD	141,669	HUF	52,000,000	Goldman Sachs International	06/20/24	235
USD	305,117	HUF	111,000,000	Goldman Sachs International	06/20/24	3,210
USD	86,298	IDR	1,390,000,000	Bank of America N.A.	06/20/24	933
USD	86,630	IDR	1,410,000,000	Bank of America N.A.	06/20/24	37
USD	123,539	IDR	2,000,000,000	Bank of America N.A.	06/20/24	712
USD	159,996	IDR	2,600,000,000	Bank of America N.A.	06/20/24	321
USD	83,547	IDR	1,330,000,000	Barclays Bank PLC	06/20/24	1,867
USD	89,436	IDR	1,450,000,000	Barclays Bank PLC	06/20/24	387
USD	194,355	IDR	3,140,000,000	Barclays Bank PLC	06/20/24	1,517
USD	98,365	IDR	1,600,000,000	BNP Paribas SA	06/20/24	103
USD	264,681	IDR	4,300,000,000	BNP Paribas SA	06/20/24	603
USD	180,297	IDR	2,930,000,000	Citibank N.A.	06/20/24	355
USD	88,217	IDR	1,400,000,000	Morgan Stanley & Co. International PLC	06/20/24	2,238
USD	50,466	IDR	820,000,000	UBS AG	06/20/24	107
USD	98,151	INR	8,200,000	Goldman Sachs International	06/20/24	98
USD	60,136	JPY	9,000,000	Barclays Bank PLC	06/20/24	2,646
USD	71,913	JPY	11,000,000	Barclays Bank PLC	06/20/24	1,648
USD	162,957	JPY	25,000,000	Barclays Bank PLC	06/20/24	3,263
USD	169,345	JPY	26,000,000	Barclays Bank PLC	06/20/24	3,264
USD	221,302	JPY	34,000,000	Barclays Bank PLC	06/20/24	4,119
USD	226,512	JPY	33,000,000	Barclays Bank PLC	06/20/24	15,717
USD	51,796	JPY	8,000,000	Citibank N.A.	06/20/24	694
USD	698,000	JPY	108,172,696	Citibank N.A.	06/20/24	7,021
USD	713,000	JPY	107,589,561	Citibank N.A.	06/20/24	25,745
USD	71,130	JPY	11,000,000	Goldman Sachs International	06/20/24	865
USD	100,423	JPY	15,000,000	Goldman Sachs International	06/20/24	4,607
USD	147,999	JPY	23,000,000	Goldman Sachs International	06/20/24	1,081
USD	698,000	JPY	108,099,260	Goldman Sachs International	06/20/24	7,490
USD	1,426,000	JPY	215,193,382	Goldman Sachs International	06/20/24	51,400
USD	242,807	JPY	37,000,000	Morgan Stanley & Co. International PLC	06/20/24	6,460
USD	296,066	JPY	44,000,000	Morgan Stanley & Co. International PLC	06/20/24	15,005
USD	1,426,300	JPY	214,384,157	Morgan Stanley & Co. International PLC	06/20/24	56,869
USD	102,338	JPY	15,000,000	UBS AG	06/20/24	6,522
USD	145,839	KRW	190,000,000	Barclays Bank PLC	06/20/24	8,430
USD	174,769	KRW	235,000,000	Barclays Bank PLC	06/20/24	4,817
USD	177,663	KRW	240,000,000	Barclays Bank PLC	06/20/24	4,095
USD	241,954	KRW	325,000,000	Barclays Bank PLC	06/20/24	6,914
USD	260,095	KRW	350,000,000	Barclays Bank PLC	06/20/24	6,975
USD	455,775	KRW	615,000,000	Barclays Bank PLC	06/20/24	11,007
USD	111,532	KRW	150,000,000	Citibank N.A.	06/20/24	3,052
USD	29,115	KRW	40,000,000	Goldman Sachs International	06/20/24	187
USD	67,476	KRW	90,000,000	Goldman Sachs International	06/20/24	2,388
USD	72,860	KRW	95,000,000	Goldman Sachs International	06/20/24	4,156
USD	177,513	KRW	235,000,000	UBS AG	06/20/24	7,560
USD	60,062	MXN	1,000,000	Barclays Bank PLC	06/20/24	2,132
USD	93,076	MXN	1,600,000	Barclays Bank PLC	06/20/24	388
USD	64,049	MXN	1,100,000	Goldman Sachs International	06/20/24	326
USD	168,920	MXN	2,800,000	Goldman Sachs International	06/20/24	6,715
USD	230,980	MXN	3,963,100	Goldman Sachs International	06/20/24	1,397
USD	77,633	MXN	1,300,000	Morgan Stanley & Co. International PLC	06/20/24	2,324
USD	164,490	MXN	2,800,000	Morgan Stanley & Co. International PLC	06/20/24	2,286
USD	176,233	MXN	3,000,000	Morgan Stanley & Co. International PLC	06/20/24	2,442
USD	45,720	NOK	500,000	Goldman Sachs International	06/20/24	654
USD	104,062	NOK	1,100,000	Goldman Sachs International	06/20/24	4,917
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,583	NOK	400,000	Morgan Stanley & Co. International PLC	06/20/24	$ 1,531
USD	203,977	NOK	2,200,000	Morgan Stanley & Co. International PLC	06/20/24	5,688
USD	349,385	NOK	3,800,000	Morgan Stanley & Co. International PLC	06/20/24	6,887
USD	243,728	NZD	410,000	Barclays Bank PLC	06/20/24	2,137
USD	289,407	NZD	490,000	Barclays Bank PLC	06/20/24	676
USD	1,406,110	NZD	2,280,000	Goldman Sachs International	06/20/24	62,624
USD	153,497	NZD	260,000	UBS AG	06/20/24	293
USD	132,499	PHP	7,600,000	Bank of America N.A.	06/20/24	1,051
USD	1,374,583	PHP	76,200,000	Bank of America N.A.	06/20/24	56,647
USD	54,926	PHP	3,100,000	Morgan Stanley & Co. International PLC	06/20/24	1,309
USD	86,933	PLN	350,000	Barclays Bank PLC	06/20/24	695
USD	113,645	PLN	450,000	Barclays Bank PLC	06/20/24	2,768
USD	164,169	PLN	650,000	Barclays Bank PLC	06/20/24	4,012
USD	123,575	PLN	500,000	Goldman Sachs International	06/20/24	378
USD	175,325	PLN	700,000	Goldman Sachs International	06/20/24	2,849
USD	87,643	PLN	350,000	Morgan Stanley & Co. International PLC	06/20/24	1,405
USD	88,703	PLN	350,000	Morgan Stanley & Co. International PLC	06/20/24	2,464
USD	458,697	PLN	1,800,000	Morgan Stanley & Co. International PLC	06/20/24	15,187
USD	167,416	SEK	1,800,000	Barclays Bank PLC	06/20/24	3,727
USD	46,143	SEK	500,000	BNP Paribas SA	06/20/24	673
USD	101,037	SEK	1,100,000	BNP Paribas SA	06/20/24	1,004
USD	215,609	SEK	2,300,000	BNP Paribas SA	06/20/24	6,451
USD	344,635	SEK	3,700,000	BNP Paribas SA	06/20/24	8,164
USD	158,934	SEK	1,700,000	Goldman Sachs International	06/20/24	4,339
USD	84,120	SEK	900,000	Morgan Stanley & Co. International PLC	06/20/24	2,275
USD	85,643	SEK	900,000	Morgan Stanley & Co. International PLC	06/20/24	3,798
USD	92,394	SEK	1,000,000	Morgan Stanley & Co. International PLC	06/20/24	1,456
USD	120,154	SEK	1,300,000	Morgan Stanley & Co. International PLC	06/20/24	1,934
USD	147,526	SEK	1,600,000	Morgan Stanley & Co. International PLC	06/20/24	2,025
USD	223,339	SGD	300,000	Barclays Bank PLC	06/20/24	3,072
USD	424,507	SGD	570,000	Goldman Sachs International	06/20/24	5,999
USD	73,651	SGD	100,000	Morgan Stanley & Co. International PLC	06/20/24	228
USD	66,285	SGD	90,000	UBS AG	06/20/24	205
USD	51,488	THB	1,900,000	Barclays Bank PLC	06/20/24	27
USD	203,707	THB	7,400,000	Barclays Bank PLC	06/20/24	3,277
USD	44,425	THB	1,600,000	Goldman Sachs International	06/20/24	1,088
USD	78,557	THB	2,785,000	Goldman Sachs International	06/20/24	3,125
USD	105,909	THB	3,900,000	Goldman Sachs International	06/20/24	277
USD	192,803	THB	6,815,000	Goldman Sachs International	06/20/24	8,217
USD	474,459	THB	16,700,000	Goldman Sachs International	06/20/24	22,137
USD	185,412	THB	6,800,000	Morgan Stanley & Co. International PLC	06/20/24	1,233
USD	139,715	THB	5,100,000	UBS AG	06/20/24	1,580
USD	43,806	TWD	1,400,000	Bank of America N.A.	06/20/24	875
USD	125,129	TWD	4,000,000	Goldman Sachs International	06/20/24	2,469
USD	359,020	TWD	11,200,000	Goldman Sachs International	06/20/24	15,573
USD	430,323	ZAR	8,100,000	BNP Paribas SA	06/20/24	1,623
USD	63,633	ZAR	1,200,000	Goldman Sachs International	06/20/24	122
ZAR	4,000,000	USD	207,254	Barclays Bank PLC	06/20/24	4,449
ZAR	1,700,000	USD	88,917	Goldman Sachs International	06/20/24	1,058
ZAR	1,500,000	USD	78,667	Morgan Stanley & Co. International PLC	06/20/24	722
CLP	38,000,000	USD	38,962	Goldman Sachs International	06/21/24	600
CLP	422,000,000	USD	434,984	UBS AG	06/21/24	4,369
USD	53,763	CLP	51,000,000	Bank of America N.A.	06/21/24	666
USD	53,841	CLP	51,000,000	Citibank N.A.	06/21/24	744
USD	104,413	CLP	99,000,000	Goldman Sachs International	06/21/24	1,342
USD	102,824	EUR	94,661	Morgan Stanley & Co. International PLC	07/02/24	1,547
USD	106,838	EUR	98,355	Morgan Stanley & Co. International PLC	07/02/24	1,608
ZAR	994,975	USD	51,621	Morgan Stanley & Co. International PLC	07/02/24	988
IDR	1,049,976,945	USD	64,360	Barclays Bank PLC	07/17/24	68
USD	199,024	IDR	3,168,666,193	Barclays Bank PLC	07/17/24	4,590
COP	514,043,000	USD	122,654	BNP Paribas SA	08/15/24	6,301
TRY	818,000	USD	21,126	Goldman Sachs International	09/25/24	458
38
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	805,000	USD	21,071	UBS AG	09/25/24	$ 169
USD	67,377	BRL	342,760	Goldman Sachs International	10/02/24	2,350
COP	132,017,250	USD	31,724	BNP Paribas SA	10/23/24	1,064
COP	396,051,750	USD	95,220	BNP Paribas SA	10/23/24	3,144
TRY	946,000	USD	22,117	BNP Paribas SA	12/06/24	1,004
USD	66,000	CNH	462,462	Morgan Stanley & Co. International PLC	01/27/25	1,187
COP	278,800,000	USD	67,294	BNP Paribas SA	02/24/25	771
						1,240,843
BRL	46,284	USD	9,000	Barclays Bank PLC	05/03/24	(87)
BRL	254,310	USD	49,172	Barclays Bank PLC	05/03/24	(197)
BRL	36,006	USD	6,962	BNP Paribas SA	05/03/24	(28)
BRL	72,152	USD	13,951	BNP Paribas SA	05/03/24	(56)
BRL	108,860	USD	21,000	BNP Paribas SA	05/03/24	(36)
BRL	110,182	USD	21,304	BNP Paribas SA	05/03/24	(85)
BRL	110,670	USD	21,399	Citibank N.A.	05/03/24	(86)
BRL	69,994	USD	14,000	Goldman Sachs International	05/03/24	(520)
BRL	106,134	USD	21,000	Goldman Sachs International	05/03/24	(561)
BRL	514,433	USD	103,000	Goldman Sachs International	05/03/24	(3,930)
BRL	107,169	USD	20,722	Morgan Stanley & Co. International PLC	05/03/24	(83)
BRL	109,662	USD	21,204	Morgan Stanley & Co. International PLC	05/03/24	(85)
BRL	144,452	USD	27,931	Morgan Stanley & Co. International PLC	05/03/24	(112)
BRL	147,882	USD	28,594	Morgan Stanley & Co. International PLC	05/03/24	(115)
INR	1,750,707	USD	21,000	Goldman Sachs International	05/03/24	(17)
USD	21,000	BRL	110,182	BNP Paribas SA	05/03/24	(219)
USD	21,000	BRL	110,670	Citibank N.A.	05/03/24	(313)
USD	21,000	BRL	109,662	Morgan Stanley & Co. International PLC	05/03/24	(119)
USD	28,000	BRL	147,882	Morgan Stanley & Co. International PLC	05/03/24	(479)
USD	20,962	INR	1,750,707	Goldman Sachs International	05/03/24	(21)
PEN	32,000	USD	8,642	Barclays Bank PLC	05/06/24	(142)
PEN	32,000	USD	8,626	Barclays Bank PLC	05/06/24	(126)
PEN	126,000	USD	34,223	Citibank N.A.	05/06/24	(755)
PEN	247,042	USD	66,291	Goldman Sachs International	05/06/24	(670)
CHF	25,832	USD	28,500	BNP Paribas SA	05/16/24	(358)
CLP	13,408,500	USD	14,000	Morgan Stanley & Co. International PLC	05/16/24	(36)
CLP	19,935,300	USD	21,000	Morgan Stanley & Co. International PLC	05/16/24	(239)
COP	97,626,200	GBP	20,000	Barclays Bank PLC	05/16/24	(160)
COP	219,520,000	USD	56,000	Citibank N.A.	05/16/24	(162)
COP	98,661,124	USD	25,731	Goldman Sachs International	05/16/24	(635)
COP	25,908,189	USD	6,608	UBS AG	05/16/24	(17)
EUR	49,000	GBP	41,956	BNP Paribas SA	05/16/24	(110)
EUR	48,000	PLN	208,024	Goldman Sachs International	05/16/24	(25)
EUR	32,000	USD	34,244	Barclays Bank PLC	05/16/24	(76)
IDR	778,108,800	USD	48,000	Barclays Bank PLC	05/16/24	(159)
JPY	786,447	USD	5,000	Barclays Bank PLC	05/16/24	(3)
JPY	5,388,762	USD	35,000	BNP Paribas SA	05/16/24	(761)
MXN	958,498	USD	56,000	BNP Paribas SA	05/16/24	(164)
MXN	1,566,677	USD	91,874	BNP Paribas SA	05/16/24	(608)
MXN	493,056	USD	29,000	UBS AG	05/16/24	(277)
MYR	248,768	USD	52,000	Barclays Bank PLC	05/16/24	(14)
NOK	211,807	EUR	18,000	Citibank N.A.	05/16/24	(146)
NOK	88,308	USD	8,000	Citibank N.A.	05/16/24	(48)
PEN	69,973	USD	18,695	Barclays Bank PLC	05/16/24	(112)
PEN	78,666	USD	21,000	Barclays Bank PLC	05/16/24	(107)
PEN	70,953	USD	18,931	Citibank N.A.	05/16/24	(87)
PEN	78,823	USD	21,000	Citibank N.A.	05/16/24	(65)
PEN	161,508	USD	43,000	Citibank N.A.	05/16/24	(105)
PEN	69,940	USD	18,641	Goldman Sachs International	05/16/24	(65)
PLN	120,745	USD	29,986	Barclays Bank PLC	05/16/24	(223)
PLN	121,249	USD	30,086	Morgan Stanley & Co. International PLC	05/16/24	(199)
USD	10,948	AUD	17,000	UBS AG	05/16/24	(69)
USD	14,459	COP	57,016,127	Citibank N.A.	05/16/24	(44)
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,000	COP	111,678,000	Citibank N.A.	05/16/24	$ (407)
USD	56,000	COP	220,822,000	Citibank N.A.	05/16/24	(169)
USD	352,255	COP	1,390,226,333	Citibank N.A.	05/16/24	(1,370)
USD	21,000	COP	82,971,000	Morgan Stanley & Co. International PLC	05/16/24	(105)
USD	26,000	CZK	616,320	BNP Paribas SA	05/16/24	(149)
USD	27,758	EUR	26,000	Goldman Sachs International	05/16/24	(4)
USD	133,290	EUR	125,000	UBS AG	05/16/24	(178)
USD	28,000	HUF	10,400,600	Bank of America N.A.	05/16/24	(336)
USD	21,000	MXN	366,170	Goldman Sachs International	05/16/24	(331)
USD	118,319	PLN	483,942	BNP Paribas SA	05/16/24	(971)
USD	56,000	PLN	228,043	UBS AG	05/16/24	(212)
USD	35,000	ZAR	670,155	Goldman Sachs International	05/16/24	(569)
USD	9,000	ZAR	172,549	Morgan Stanley & Co. International PLC	05/16/24	(158)
USD	21,000	ZAR	399,687	Morgan Stanley & Co. International PLC	05/30/24	(190)
USD	133,567	COP	528,069,000	Citibank N.A.	06/14/24	(183)
USD	70,017	COP	278,800,000	Citibank N.A.	06/17/24	(565)
USD	129,095	COP	514,043,000	Citibank N.A.	06/17/24	(1,041)
AUD	200,000	USD	130,654	Bank of America N.A.	06/20/24	(905)
AUD	250,000	USD	163,062	Bank of America N.A.	06/20/24	(877)
AUD	480,000	USD	315,244	Bank of America N.A.	06/20/24	(3,848)
AUD	130,000	USD	85,795	Barclays Bank PLC	06/20/24	(1,458)
AUD	256,500	USD	167,552	Barclays Bank PLC	06/20/24	(1,149)
AUD	390,000	USD	255,754	BNP Paribas SA	06/20/24	(2,745)
AUD	170,000	USD	111,728	Citibank N.A.	06/20/24	(1,441)
AUD	190,000	USD	124,146	Citibank N.A.	06/20/24	(885)
AUD	330,000	USD	214,347	Citibank N.A.	06/20/24	(262)
AUD	240,000	USD	157,060	Goldman Sachs International	06/20/24	(1,362)
AUD	240,000	USD	156,029	Goldman Sachs International	06/20/24	(331)
AUD	300,000	USD	198,348	Goldman Sachs International	06/20/24	(3,725)
AUD	480,000	USD	313,793	Morgan Stanley & Co. International PLC	06/20/24	(2,397)
AUD	290,000	USD	191,291	UBS AG	06/20/24	(3,156)
BRL	370,000	USD	71,355	Barclays Bank PLC	06/20/24	(425)
BRL	640,000	USD	124,730	BNP Paribas SA	06/20/24	(2,039)
BRL	220,000	USD	42,637	Goldman Sachs International	06/20/24	(463)
BRL	410,000	USD	79,167	Goldman Sachs International	06/20/24	(569)
BRL	6,770,000	USD	1,351,481	Morgan Stanley & Co. International PLC	06/20/24	(53,649)
CAD	570,000	USD	420,599	Bank of America N.A.	06/20/24	(6,218)
CAD	120,000	USD	88,368	Barclays Bank PLC	06/20/24	(1,130)
CAD	190,000	USD	139,006	Barclays Bank PLC	06/20/24	(879)
CAD	270,000	USD	200,151	Barclays Bank PLC	06/20/24	(3,865)
CAD	670,000	USD	494,139	Barclays Bank PLC	06/20/24	(7,059)
CAD	900,000	USD	664,648	Barclays Bank PLC	06/20/24	(10,362)
CAD	120,000	USD	87,408	Citibank N.A.	06/20/24	(170)
CAD	50,000	USD	37,123	Goldman Sachs International	06/20/24	(774)
CAD	200,000	USD	148,027	Goldman Sachs International	06/20/24	(2,630)
CAD	260,000	USD	193,020	Goldman Sachs International	06/20/24	(4,004)
CAD	620,000	USD	457,921	Goldman Sachs International	06/20/24	(7,191)
CAD	100,000	USD	74,287	Morgan Stanley & Co. International PLC	06/20/24	(1,588)
CAD	150,000	USD	109,992	Morgan Stanley & Co. International PLC	06/20/24	(944)
CAD	150,000	USD	110,605	UBS AG	06/20/24	(1,557)
CHF	280,000	USD	309,885	Bank of America N.A.	06/20/24	(3,637)
CHF	150,000	USD	166,209	Goldman Sachs International	06/20/24	(2,148)
CHF	160,000	USD	176,447	Goldman Sachs International	06/20/24	(1,448)
CHF	420,000	USD	463,849	Goldman Sachs International	06/20/24	(4,477)
CHF	90,000	USD	99,290	Morgan Stanley & Co. International PLC	06/20/24	(854)
CHF	100,000	USD	112,028	Morgan Stanley & Co. International PLC	06/20/24	(2,654)
CHF	230,000	USD	265,334	Morgan Stanley & Co. International PLC	06/20/24	(13,773)
CHF	280,000	USD	320,619	Morgan Stanley & Co. International PLC	06/20/24	(14,371)
CHF	300,000	USD	332,536	Morgan Stanley & Co. International PLC	06/20/24	(4,413)
CHF	520,000	USD	591,191	Morgan Stanley & Co. International PLC	06/20/24	(22,445)
CHF	120,000	USD	136,009	UBS AG	06/20/24	(4,760)
COP	200,000,000	USD	51,097	Citibank N.A.	06/20/24	(488)
40
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	90,000,000	USD	22,834	Goldman Sachs International	06/20/24	$ (60)
CZK	6,600,000	USD	282,581	Bank of America N.A.	06/20/24	(2,496)
CZK	3,100,000	USD	133,195	Goldman Sachs International	06/20/24	(1,640)
CZK	4,100,000	USD	175,641	UBS AG	06/20/24	(1,649)
EUR	60,000	USD	64,637	Barclays Bank PLC	06/20/24	(477)
EUR	140,000	USD	153,390	Barclays Bank PLC	06/20/24	(3,684)
EUR	170,000	USD	181,895	Barclays Bank PLC	06/20/24	(110)
EUR	220,000	USD	236,455	Barclays Bank PLC	06/20/24	(1,204)
EUR	300,000	USD	322,923	Barclays Bank PLC	06/20/24	(2,125)
EUR	410,000	USD	444,983	Barclays Bank PLC	06/20/24	(6,560)
EUR	270,000	USD	289,221	BNP Paribas SA	06/20/24	(503)
EUR	450,000	USD	489,088	BNP Paribas SA	06/20/24	(7,892)
EUR	90,000	USD	98,795	Goldman Sachs International	06/20/24	(2,555)
EUR	140,000	USD	152,445	Goldman Sachs International	06/20/24	(2,739)
EUR	310,000	USD	335,104	Goldman Sachs International	06/20/24	(3,613)
EUR	20,000	USD	21,649	Morgan Stanley & Co. International PLC	06/20/24	(263)
EUR	220,000	USD	236,200	Morgan Stanley & Co. International PLC	06/20/24	(949)
EUR	945,000	USD	1,036,279	Morgan Stanley & Co. International PLC	06/20/24	(25,767)
EUR	3,086,000	USD	3,335,177	Morgan Stanley & Co. International PLC	06/20/24	(35,239)
GBP	200,000	USD	251,144	Bank of America N.A.	06/20/24	(1,170)
GBP	140,000	USD	175,428	Citibank N.A.	06/20/24	(446)
GBP	210,000	USD	268,712	Citibank N.A.	06/20/24	(6,239)
GBP	210,000	USD	267,911	Goldman Sachs International	06/20/24	(5,439)
GBP	220,000	USD	275,477	Goldman Sachs International	06/20/24	(506)
GBP	300,000	USD	378,089	Goldman Sachs International	06/20/24	(3,129)
GBP	40,000	USD	50,487	Morgan Stanley & Co. International PLC	06/20/24	(492)
GBP	460,000	USD	576,063	Morgan Stanley & Co. International PLC	06/20/24	(1,124)
HUF	56,000,000	USD	152,495	Bank of America N.A.	06/20/24	(182)
HUF	36,000,000	USD	99,185	Goldman Sachs International	06/20/24	(1,269)
HUF	14,000,000	USD	38,650	Morgan Stanley & Co. International PLC	06/20/24	(572)
HUF	29,000,000	USD	79,992	Morgan Stanley & Co. International PLC	06/20/24	(1,116)
IDR	1,260,000,000	USD	81,159	Barclays Bank PLC	06/20/24	(3,778)
IDR	1,570,000,000	USD	98,730	BNP Paribas SA	06/20/24	(2,311)
IDR	1,840,000,000	USD	115,603	BNP Paribas SA	06/20/24	(2,603)
IDR	700,000,000	USD	43,770	Goldman Sachs International	06/20/24	(780)
IDR	1,410,000,000	USD	90,701	Morgan Stanley & Co. International PLC	06/20/24	(4,109)
IDR	3,780,000,000	USD	243,557	Morgan Stanley & Co. International PLC	06/20/24	(11,414)
INR	10,300,000	USD	123,345	Bank of America N.A.	06/20/24	(181)
INR	4,600,000	USD	55,031	Barclays Bank PLC	06/20/24	(26)
INR	5,200,000	USD	62,212	Citibank N.A.	06/20/24	(32)
INR	31,800,000	USD	383,096	Goldman Sachs International	06/20/24	(2,844)
JPY	20,000,000	USD	133,412	Barclays Bank PLC	06/20/24	(5,657)
JPY	24,000,000	USD	166,085	Barclays Bank PLC	06/20/24	(12,779)
JPY	56,000,000	USD	373,976	Barclays Bank PLC	06/20/24	(16,263)
JPY	107,112,564	USD	713,000	BNP Paribas SA	06/20/24	(28,792)
JPY	18,000,000	USD	119,803	Citibank N.A.	06/20/24	(4,824)
JPY	25,000,000	USD	166,581	Citibank N.A.	06/20/24	(6,887)
JPY	25,000,000	USD	166,353	Citibank N.A.	06/20/24	(6,659)
JPY	29,000,000	USD	194,097	Citibank N.A.	06/20/24	(8,852)
JPY	432,112,040	USD	2,852,300	Goldman Sachs International	06/20/24	(92,079)
JPY	5,000,000	USD	33,323	UBS AG	06/20/24	(1,384)
JPY	55,000,000	USD	379,665	UBS AG	06/20/24	(28,339)
KRW	135,000,000	USD	98,202	Bank of America N.A.	06/20/24	(570)
KRW	195,000,000	USD	146,202	Bank of America N.A.	06/20/24	(5,178)
KRW	430,000,000	USD	312,287	Bank of America N.A.	06/20/24	(1,310)
KRW	345,000,000	USD	250,874	Morgan Stanley & Co. International PLC	06/20/24	(1,370)
KRW	2,980,000,000	USD	2,282,143	UBS AG	06/20/24	(127,005)
MXN	2,100,000	USD	123,007	Barclays Bank PLC	06/20/24	(1,353)
MXN	2,200,000	USD	127,490	Barclays Bank PLC	06/20/24	(44)
MXN	3,100,000	USD	184,502	Barclays Bank PLC	06/20/24	(4,919)
MXN	3,400,000	USD	202,232	Barclays Bank PLC	06/20/24	(5,269)
MXN	3,500,000	USD	205,131	Barclays Bank PLC	06/20/24	(2,376)
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,200,000	USD	129,056	Citibank N.A.	06/20/24	$ (1,609)
MXN	700,000	USD	40,725	Morgan Stanley & Co. International PLC	06/20/24	(174)
MXN	900,000	USD	52,750	Morgan Stanley & Co. International PLC	06/20/24	(612)
MXN	1,300,000	USD	76,459	Morgan Stanley & Co. International PLC	06/20/24	(1,150)
MXN	1,600,000	USD	94,682	Morgan Stanley & Co. International PLC	06/20/24	(1,994)
NOK	1,200,000	USD	111,649	Goldman Sachs International	06/20/24	(3,492)
NOK	2,300,000	USD	209,180	Goldman Sachs International	06/20/24	(1,878)
NOK	800,000	USD	74,663	Morgan Stanley & Co. International PLC	06/20/24	(2,558)
NOK	1,100,000	USD	104,581	Morgan Stanley & Co. International PLC	06/20/24	(5,436)
NOK	1,500,000	USD	140,634	Morgan Stanley & Co. International PLC	06/20/24	(5,437)
NOK	3,500,000	USD	334,790	Morgan Stanley & Co. International PLC	06/20/24	(19,331)
NZD	230,000	USD	138,707	Bank of America N.A.	06/20/24	(3,180)
NZD	460,000	USD	274,123	Bank of America N.A.	06/20/24	(3,069)
NZD	210,000	USD	126,308	Barclays Bank PLC	06/20/24	(2,566)
NZD	310,000	USD	187,153	Barclays Bank PLC	06/20/24	(4,486)
NZD	330,000	USD	199,203	Barclays Bank PLC	06/20/24	(4,751)
NZD	370,000	USD	225,456	Barclays Bank PLC	06/20/24	(7,434)
NZD	2,040,000	USD	1,216,351	Citibank N.A.	06/20/24	(14,285)
NZD	110,000	USD	65,305	Goldman Sachs International	06/20/24	(488)
NZD	220,000	USD	132,649	Goldman Sachs International	06/20/24	(3,014)
NZD	330,000	USD	196,860	Goldman Sachs International	06/20/24	(2,408)
NZD	340,000	USD	207,309	Morgan Stanley & Co. International PLC	06/20/24	(6,965)
PHP	5,300,000	USD	92,867	Bank of America N.A.	06/20/24	(1,199)
PHP	6,700,000	USD	121,013	Barclays Bank PLC	06/20/24	(5,131)
PHP	3,100,000	USD	54,783	Citibank N.A.	06/20/24	(1,166)
PHP	3,400,000	USD	58,884	Citibank N.A.	06/20/24	(78)
PHP	2,900,000	USD	51,302	Goldman Sachs International	06/20/24	(1,144)
PHP	2,500,000	USD	43,370	Morgan Stanley & Co. International PLC	06/20/24	(131)
PHP	4,700,000	USD	81,541	Morgan Stanley & Co. International PLC	06/20/24	(251)
PLN	350,000	USD	89,249	Barclays Bank PLC	06/20/24	(3,011)
PLN	650,000	USD	165,845	Barclays Bank PLC	06/20/24	(5,688)
PLN	900,000	USD	229,660	Barclays Bank PLC	06/20/24	(7,905)
PLN	750,000	USD	186,116	BNP Paribas SA	06/20/24	(1,320)
PLN	150,000	USD	37,182	Goldman Sachs International	06/20/24	(223)
PLN	300,000	USD	76,277	Goldman Sachs International	06/20/24	(2,359)
PLN	350,000	USD	88,718	Goldman Sachs International	06/20/24	(2,480)
PLN	350,000	USD	88,087	Goldman Sachs International	06/20/24	(1,848)
PLN	400,000	USD	98,574	Goldman Sachs International	06/20/24	(16)
SEK	1,400,000	USD	129,015	Barclays Bank PLC	06/20/24	(1,701)
SEK	1,600,000	USD	155,414	Goldman Sachs International	06/20/24	(9,913)
SEK	2,400,000	USD	220,374	Goldman Sachs International	06/20/24	(2,122)
SEK	300,000	USD	29,373	Morgan Stanley & Co. International PLC	06/20/24	(2,091)
SEK	1,300,000	USD	119,787	Morgan Stanley & Co. International PLC	06/20/24	(1,568)
SEK	2,600,000	USD	255,871	Morgan Stanley & Co. International PLC	06/20/24	(19,431)
SEK	15,600,000	USD	1,528,886	Morgan Stanley & Co. International PLC	06/20/24	(110,249)
SGD	60,000	USD	44,247	Barclays Bank PLC	06/20/24	(193)
SGD	130,000	USD	97,329	Barclays Bank PLC	06/20/24	(1,880)
SGD	150,000	USD	111,421	Barclays Bank PLC	06/20/24	(1,287)
SGD	190,000	USD	141,909	Barclays Bank PLC	06/20/24	(2,406)
SGD	260,000	USD	196,385	Barclays Bank PLC	06/20/24	(5,487)
SGD	330,000	USD	244,916	Barclays Bank PLC	06/20/24	(2,622)
SGD	460,000	USD	343,834	Barclays Bank PLC	06/20/24	(6,091)
SGD	80,000	USD	60,101	BNP Paribas SA	06/20/24	(1,363)
SGD	80,000	USD	58,917	BNP Paribas SA	06/20/24	(179)
SGD	120,000	USD	89,631	BNP Paribas SA	06/20/24	(1,524)
SGD	2,630,000	USD	1,984,455	Citibank N.A.	06/20/24	(53,445)
SGD	80,000	USD	58,879	Morgan Stanley & Co. International PLC	06/20/24	(141)
THB	6,400,000	USD	176,151	Barclays Bank PLC	06/20/24	(2,806)
THB	6,100,000	USD	168,490	Morgan Stanley & Co. International PLC	06/20/24	(3,270)
THB	9,700,000	USD	265,020	Morgan Stanley & Co. International PLC	06/20/24	(2,294)
THB	10,100,000	USD	276,879	UBS AG	06/20/24	(3,319)
TWD	3,400,000	USD	105,491	Bank of America N.A.	06/20/24	(1,231)
42
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	1,300,000	USD	41,038	Barclays Bank PLC	06/20/24	$ (1,173)
TWD	3,100,000	USD	97,191	Barclays Bank PLC	06/20/24	(2,129)
TWD	2,800,000	USD	88,582	BNP Paribas SA	06/20/24	(2,720)
TWD	2,900,000	USD	90,897	Citibank N.A.	06/20/24	(1,968)
TWD	1,100,000	USD	35,347	UBS AG	06/20/24	(1,616)
TWD	1,400,000	USD	43,038	UBS AG	06/20/24	(107)
USD	236,748	BRL	1,247,000	Morgan Stanley & Co. International PLC	06/20/24	(2,306)
USD	55,575	COP	220,000,000	Goldman Sachs International	06/20/24	(95)
USD	88,283	COP	350,000,000	Goldman Sachs International	06/20/24	(282)
USD	113,208	COP	450,000,000	Morgan Stanley & Co. International PLC	06/20/24	(662)
USD	320,583	EUR	300,000	Barclays Bank PLC	06/20/24	(215)
USD	649,332	EUR	610,000	Barclays Bank PLC	06/20/24	(2,957)
USD	615,432	EUR	577,000	Morgan Stanley & Co. International PLC	06/20/24	(1,569)
USD	62,209	GBP	50,000	Barclays Bank PLC	06/20/24	(284)
USD	98,861	GBP	80,000	Barclays Bank PLC	06/20/24	(1,129)
USD	667,012	GBP	540,000	Citibank N.A.	06/20/24	(7,918)
USD	74,887	GBP	60,000	Morgan Stanley & Co. International PLC	06/20/24	(105)
USD	115,948	HUF	43,000,000	Goldman Sachs International	06/20/24	(1,007)
USD	108,174	HUF	40,000,000	Morgan Stanley & Co. International PLC	06/20/24	(622)
USD	171,846	HUF	64,000,000	Morgan Stanley & Co. International PLC	06/20/24	(2,227)
USD	253,567	HUF	94,000,000	UBS AG	06/20/24	(2,102)
USD	168,249	IDR	2,740,000,000	BNP Paribas SA	06/20/24	(24)
USD	123,059	INR	10,300,000	BNP Paribas SA	06/20/24	(105)
USD	274,478	INR	23,000,000	BNP Paribas SA	06/20/24	(547)
USD	187,929	MXN	3,300,000	Barclays Bank PLC	06/20/24	(3,241)
USD	294,411	NZD	500,000	Barclays Bank PLC	06/20/24	(213)
USD	435,468	NZD	740,000	Morgan Stanley & Co. International PLC	06/20/24	(576)
USD	85,839	PLN	350,000	Goldman Sachs International	06/20/24	(399)
USD	92,000	THB	3,400,000	Barclays Bank PLC	06/20/24	(90)
USD	89,307	THB	3,300,000	Morgan Stanley & Co. International PLC	06/20/24	(74)
USD	132,709	THB	4,900,000	UBS AG	06/20/24	(9)
USD	197,409	THB	7,300,000	UBS AG	06/20/24	(312)
USD	272,789	ZAR	5,200,000	Barclays Bank PLC	06/20/24	(2,426)
USD	187,929	ZAR	3,600,000	Citibank N.A.	06/20/24	(2,604)
USD	114,538	ZAR	2,200,000	Morgan Stanley & Co. International PLC	06/20/24	(1,899)
ZAR	2,600,000	USD	137,698	Barclays Bank PLC	06/20/24	(91)
ZAR	900,000	USD	48,043	Goldman Sachs International	06/20/24	(410)
ZAR	1,000,000	USD	53,112	Goldman Sachs International	06/20/24	(186)
ZAR	1,500,000	USD	79,484	Goldman Sachs International	06/20/24	(95)
ZAR	1,600,000	USD	85,201	Goldman Sachs International	06/20/24	(520)
ZAR	1,000,000	USD	53,070	Morgan Stanley & Co. International PLC	06/20/24	(144)
ZAR	1,700,000	USD	91,488	Morgan Stanley & Co. International PLC	06/20/24	(1,513)
ZAR	1,700,000	USD	90,307	Morgan Stanley & Co. International PLC	06/20/24	(333)
ZAR	1,900,000	USD	101,542	Morgan Stanley & Co. International PLC	06/20/24	(983)
CLP	242,000,000	USD	254,833	Bank of America N.A.	06/21/24	(2,882)
CLP	170,531,517	USD	179,668	Citibank N.A.	06/21/24	(2,123)
CLP	9,468,483	USD	9,961	Goldman Sachs International	06/21/24	(103)
CLP	61,000,000	USD	63,623	Morgan Stanley & Co. International PLC	06/21/24	(114)
CLP	191,000,000	USD	201,950	Morgan Stanley & Co. International PLC	06/21/24	(3,095)
USD	94,663	CLP	91,000,000	Bank of America N.A.	06/21/24	(79)
USD	138,595	CLP	137,000,000	Bank of America N.A.	06/21/24	(4,039)
USD	90,135	CLP	88,000,000	Citibank N.A.	06/21/24	(1,483)
USD	32,672	CLP	32,000,000	Goldman Sachs International	06/21/24	(644)
USD	106,271	ZAR	2,022,357	Citibank N.A.	07/02/24	(661)
IDR	800,855,425	USD	49,347	Bank of America N.A.	07/17/24	(205)
IDR	1,292,930,266	USD	79,399	Bank of America N.A.	07/17/24	(62)
USD	90,540	EUR	84,781	Citibank N.A.	07/24/24	(259)
TRY	157,800	USD	4,049	Barclays Bank PLC	12/04/24	(185)
TRY	317,178	USD	7,814	Barclays Bank PLC	12/04/24	(46)
TRY	156,222	USD	4,071	Goldman Sachs International	12/04/24	(246)
TRY	157,800	USD	4,035	Goldman Sachs International	12/04/24	(171)
TRY	315,600	USD	8,108	Goldman Sachs International	12/04/24	(379)
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	473,400	USD	12,152	Goldman Sachs International	12/04/24	$ (559)
CNY	461,340	USD	66,000	Morgan Stanley & Co. International PLC	01/27/25	(859)
						(1,172,636)
						$ 68,207
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
5-Year U.S. Treasury Note Future	1	05/24/24	USD	105.50	USD	105	$ 257
5-Year U.S. Treasury Note Future	2	05/24/24	USD	105.00	USD	210	859
							1,116
Put
10-Year U.S. Treasury Note Future	1	05/24/24	USD	108.50	USD	107	1,438
							$ 2,554
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	Barclays Bank PLC	—	06/14/24	USD	1.10	USD	1.10	EUR	7	$ 593
USD Currency	One Touch	Barclays Bank PLC	—	10/23/24	CNH	7.50	CNH	7.50	USD	10	953
											1,546
Put
USD Currency	Down-and-out	Bank of America N.A.	—	06/03/24	BRL	4.85	BRL	4.71	USD	67	3
EUR Currency	Down-and-out	Bank of America N.A.	—	08/13/24	PLN	4.31	PLN	4.20	EUR	38	114
USD Currency	Down-and-out	UBS AG	—	09/27/24	TRY	38.50	TRY	36.00	USD	28	342
USD Currency	Down-and-out	Goldman Sachs International	—	10/08/24	TRY	37.50	TRY	34.00	USD	42	574
USD Currency	One Touch	UBS AG	—	11/21/24	TRY	35.00	TRY	35.00	USD	4	405
CNH Currency	One Touch	UBS AG	—	01/23/25	INR	11.50	INR	11.50	CNH	49	1,626
											3,064
											$ 4,610
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	05/15/24	MXN	17.25	USD	1,399	$ 10,886
USD Currency	Goldman Sachs International	05/15/24	CAD	1.40	USD	1,399	937
USD Currency	Morgan Stanley & Co. International PLC	05/17/24	JPY	146.00	USD	118	8,445
USD Currency	UBS AG	05/20/24	CNH	7.26	USD	70	167
EUR Currency	BNP Paribas SA	05/29/24	USD	1.11	EUR	98	9
USD Currency	Goldman Sachs International	08/15/24	ZAR	20.80	USD	71	566
USD Currency	Morgan Stanley & Co. International PLC	08/16/24	CAD	1.38	USD	427	3,992
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	18.30	USD	70	1,204
USD Currency	Bank of America N.A.	03/06/26	CNH	7.75	USD	8,017	66,076
							92,282
Put
AUD Currency	Goldman Sachs International	05/15/24	USD	0.63	AUD	2,165	1,657
EUR Currency	Citibank N.A.	05/15/24	USD	1.05	EUR	1,318	515
GBP Currency	Citibank N.A.	05/15/24	USD	1.22	GBP	1,133	941
USD Currency	Barclays Bank PLC	05/15/24	BRL	5.15	USD	71	313
EUR Currency	Bank of America N.A.	05/24/24	USD	1.07	EUR	223	1,635
44
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Goldman Sachs International	08/15/24	ZAR	18.20	USD	71	$ 911
USD Currency	Goldman Sachs International	12/06/24	TRY	42.50	USD	29	2,283
							8,255
							$ 100,537
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 05/05/34	1-Day SOFR, 5.34%	Annual	3.58%	Annual	Citibank N.A.	05/03/24	3.58%	USD	860	$ —
1-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.34%	Annual	4.54%	Annual	Goldman Sachs International	10/16/24	4.54	USD	31,147	40,505
1-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.34%	Annual	4.54%	Annual	Barclays Bank PLC	10/16/24	4.54	USD	62,130	80,797
10-Year Interest Rate Swap, 04/14/37	1-Day SOFR, 5.34%	Annual	3.93%	Annual	Goldman Sachs International	04/12/27	3.93	USD	852	36,006
10-Year Interest Rate Swap, 04/14/37	1-Day SOFR, 5.34%	Annual	3.96%	Annual	Goldman Sachs International	04/12/27	3.96	USD	384	16,509
10-Year Interest Rate Swap, 04/14/37	1-Day SOFR, 5.34%	Annual	4.01%	Annual	Goldman Sachs International	04/12/27	4.01	USD	358	16,108
10-Year Interest Rate Swap, 05/02/37	1-Day SOFR, 5.34%	Annual	4.12%	Annual	Morgan Stanley & Co. International PLC	04/30/27	4.12	USD	463	22,915
										212,840
Put
10-Year Interest Rate Swap, 05/05/34	4.38%	Annual	1-Day SOFR, 5.34%	Annual	Citibank N.A.	05/03/24	4.38	USD	860	1,232
10-Year Interest Rate Swap, 05/26/34	4.46%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	05/24/24	4.46	USD	17,149	74,127
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	10/17/24	4.43	USD	3,440	59,048
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	10/17/24	4.43	USD	1,720	29,524
10-Year Interest Rate Swap, 04/14/37	3.93%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	04/12/27	3.93	USD	852	48,942
10-Year Interest Rate Swap, 04/14/37	3.96%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	04/12/27	3.96	USD	384	21,705
10-Year Interest Rate Swap, 04/14/37	4.01%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	04/12/27	4.01	USD	358	19,620
10-Year Interest Rate Swap, 05/02/37	4.12%	Annual	1-Day SOFR, 5.34%	Annual	Morgan Stanley & Co. International PLC	04/30/27	4.12	USD	463	23,712
										277,910
										$ 490,750
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	1	05/24/24	USD	111.00	USD	107	$ (47)
Put
5-Year U.S. Treasury Note Future	3	05/24/24	USD	104.00	USD	314	(750)
							$ (797)
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One Touch	UBS AG	01/23/25	INR	12.50	INR	12.50	CNH	24	$ (398)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	UBS AG	05/20/24	CNH	7.32	USD	105	$ (79)
USD Currency	Barclays Bank PLC	07/03/24	BRL	5.15	USD	14	(355)
USD Currency	Barclays Bank PLC	07/15/24	BRL	5.35	USD	35	(416)
USD Currency	Goldman Sachs International	07/23/24	TRY	39.00	USD	21	(152)
USD Currency	Goldman Sachs International	08/15/24	ZAR	20.80	USD	71	(566)
							(1,568)
Put
USD Currency	Goldman Sachs International	08/15/24	ZAR	18.20	USD	71	(911)
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	17.00	USD	70	(907)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	43	(2,071)
							(3,889)
							$ (5,457)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 05/05/34	3.78%	Annual	1-Day SOFR, 5.34%	Annual	Citibank N.A.	05/03/24	3.78%	USD	860	$ —
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	10/16/24	3.84	USD	31,147	(13,887)
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-Day SOFR, 5.34%	Annual	Barclays Bank PLC	10/16/24	3.84	USD	62,130	(27,702)
										(41,589)
Put
10-Year Interest Rate Swap, 05/05/34	1-Day SOFR, 5.34%	Annual	4.18%	Annual	Citibank N.A.	05/03/24	4.18	USD	860	(10,408)
10-Year Interest Rate Swap, 05/26/34	1-Day SOFR, 5.34%	Annual	4.70%	Annual	Goldman Sachs International	05/24/24	4.70	USD	17,149	(17,479)
1-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.34%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10	USD	28,894	(63,411)
1-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.34%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10	USD	14,447	(31,706)
										(123,004)
										$ (164,593)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	USD	1,568	$ (101,261)	$ (30,900)	$ (70,361)
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	EUR	265	(23,378)	(23,464)	86
						$ (124,639)	$ (54,364)	$ (70,275)
46
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	BBB+	USD	67	$ 1,490	$ 1,462	$ 28

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	440	$ 6,302	$ (214)	$ 6,516
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	140	1,940	174	1,766
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/28/34	USD	180	2,309	4	2,305
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/05/34	USD	170	1,918	55	1,863
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/06/34	USD	340	3,580	7	3,573
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/14/34	USD	170	2,243	6	2,237
2.18%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	140	2,263	(74)	2,337
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	140	2,124	(304)	2,428
2.22%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	160	2,071	29	2,042
2.23%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	290	3,446	(340)	3,786
2.24%	Annual	Eurostat Eurozone HICP Ex Tobacco Unrevised	Annual	03/15/34	EUR	140	1,480	103	1,377
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	140	1,506	(213)	1,719
2.25%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	140	1,357	89	1,268
3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	110	2,030	123	1,907
3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	250	4,804	362	4,442
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/25/34	USD	2,620	28,725	9,722	19,003
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/04/34	USD	520	2,430	(53)	2,483
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/09/34	USD	200	768	4	764
2.22%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/34	EUR	890	7,879	1,034	6,845
3.69%	At Termination	UK RPI All Items NSA	At Termination	04/15/34	GBP	610	7,356	335	7,021
3.72%	At Termination	UK RPI All Items NSA	At Termination	04/15/34	GBP	720	6,159	4,603	1,556
							$ 92,690	$ 15,452	$ 77,238
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.39%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	06/19/24 (a)	06/19/54	EUR	5,800	$ 171,747	$ 12,338	$ 159,409
6-mo. EURIBOR, 3.80%	Semi-Annual	2.64%	Annual	06/19/24 (a)	06/19/34	EUR	11,300	(214,080)	(29,843)	(184,237)
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.80%	Semi-Annual	2.67%	Annual	06/19/24 (a)	06/19/29	EUR	5,320	$ (66,607)	$ (9,905)	$ (56,702)
2.82%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	06/19/24 (a)	06/19/27	EUR	550	4,986	2,634	2,352
2.83%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	06/19/24 (a)	06/19/27	EUR	4,070	35,957	29	35,928
2.89%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	06/19/24 (a)	06/19/27	EUR	1,150	8,054	8	8,046
2.98%	Quarterly	6-mo. EURIBOR, 3.80%	Quarterly	06/19/24 (a)	06/19/27	EUR	9,280	40,198	382	39,816
1-Day SONIA, 5.20%	Annual	3.74%	Annual	06/19/24 (a)	06/19/34	GBP	8,580	(270,476)	20,937	(291,413)
3.75%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	06/19/24 (a)	06/19/27	CAD	820	5,421	221	5,200
1-Day CORRA, 5.00%	Semi-Annual	3.75%	Semi-Annual	06/19/24 (a)	06/19/27	CAD	10,500	(70,043)	(2,912)	(67,131)
3.86%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	6,050	112,000	60,952	51,048
3.88%	Semi-Annual	3-mo. BBSW, 4.41%	Semi-Annual	06/19/24 (a)	06/19/27	AUD	3,970	26,791	17	26,774
1-Day SONIA, 5.20%	Annual	3.99%	Annual	06/19/24 (a)	06/19/34	GBP	2,680	(17,216)	(6,172)	(11,044)
3-mo. BBSW, 4.41%	Quarterly	4.02%	Quarterly	06/19/24 (a)	06/19/27	AUD	15,940	(67,020)	(752)	(66,268)
4.06%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/27	GBP	3,070	42,231	22,518	19,713
4.12%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/27	GBP	2,030	24,198	2,231	21,967
4.12%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/29	GBP	4,790	19,211	8,450	10,761
4.26%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/27	GBP	1,005	7,064	8	7,056
4.35%	Annual	1-Day SONIA, 5.20%	Annual	06/19/24 (a)	06/19/26	GBP	26,300	203,874	32,414	171,460
3.66%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/54	USD	5,970	356,105	(23,801)	379,906
3.73%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	940	29,503	7,616	21,887
3.75%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	1,880	57,349	839	56,510
1-Day SOFR, 5.34%	Annual	3.87%	Annual	06/20/24 (a)	06/20/34	USD	13,180	(449,727)	(6,446)	(443,281)
3.92%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	3,996	91,193	3,023	88,170
3.94%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	1,026	22,757	(3,091)	25,848
3.95%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	2,160	46,501	3,624	42,877
4.12%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/27	USD	5,140	78,416	22	78,394
4.15%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/27	USD	7,710	111,311	(2,613)	113,924
4.23%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24 (a)	06/20/29	USD	7,970	75,594	48,182	27,412
1-Day SOFR, 5.34%	Annual	4.30%	Annual	06/20/24 (a)	06/20/26	USD	9,456	(105,337)	(5,212)	(100,125)
1-Day SOFR, 5.34%	Annual	4.68%	Annual	06/20/24 (a)	06/20/26	USD	18,730	(73,184)	(31,510)	(41,674)
1-Day SSARON, 1.44%	Annual	1.04%	Annual	09/18/24 (a)	09/18/29	CHF	220	(724)	(82)	(642)
3-mo. TAIBOR, 1.62%	Quarterly	1.51%	Quarterly	09/18/24 (a)	09/18/29	TWD	12,000	(6,983)	4	(6,987)
3-mo. TAIBOR, 1.62%	Quarterly	1.55%	Quarterly	09/18/24 (a)	09/18/29	TWD	10,000	(5,360)	4	(5,364)
3-mo. TAIBOR, 1.62%	Quarterly	1.57%	Quarterly	09/18/24 (a)	09/18/29	TWD	4,000	(2,002)	1	(2,003)
3-mo. TAIBOR, 1.62%	Quarterly	1.58%	Quarterly	09/18/24 (a)	09/18/29	TWD	14,000	(6,840)	5	(6,845)
3-mo. TAIBOR, 1.62%	Quarterly	1.62%	Quarterly	09/18/24 (a)	09/18/29	TWD	8,000	(3,411)	3	(3,414)
3-mo. TAIBOR, 1.62%	Quarterly	1.88%	Quarterly	09/18/24 (a)	09/18/29	TWD	24,000	(1,057)	8	(1,065)
3-mo. TAIBOR, 1.62%	Quarterly	1.91%	Quarterly	09/18/24 (a)	09/18/29	TWD	8,000	39	3	36
3-mo. TAIBOR, 1.62%	Quarterly	1.98%	Quarterly	09/18/24 (a)	09/18/29	TWD	95,000	9,876	33	9,843
2.08%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	5,000	2,605	8	2,597
2.08%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	43,000	22,678	66	22,612
2.09%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	10,260	5,130	16	5,114
2.11%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	5,000	1,733	8	1,725
2.12%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	3,000	856	5	851
2.15%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	3,000	265	5	260
2.15%	Quarterly	China Fixing Repo Rates 7-Day, 2.10%	Quarterly	09/18/24 (a)	09/18/29	CNY	8,000	810	12	798
2.19%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	9,000	5,351	3	5,348
2.20%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	12,468	7,348	4	7,344
2.20%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	5,320	3,149	2	3,147
1-Day THOR, 2.49%	Quarterly	2.20%	Quarterly	09/18/24 (a)	09/18/29	THB	4,470	(2,606)	1	(2,607)
2.21%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	54,000	31,043	17	31,026
2.21%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	7,000	3,993	2	3,991
2.22%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	21,000	11,900	7	11,893
2.22%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	5,000	2,840	2	2,838
2.22%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	4,680	2,640	1	2,639
48
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.23%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	15,000	$ 8,216	$ 5	$ 8,211
2.25%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	14,000	7,439	4	7,435
2.28%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	19,500	9,549	6	9,543
2.29%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	19,500	9,377	6	9,371
2.36%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	13,000	5,021	4	5,017
1-Day THOR, 2.49%	Quarterly	2.36%	Quarterly	09/18/24 (a)	09/18/29	THB	7,170	(2,769)	2	(2,771)
3-mo. STIBOR, 3.87%	Quarterly	2.52%	Annual	09/18/24 (a)	09/18/29	SEK	28,000	(37,232)	(4,833)	(32,399)
1-Day THOR, 2.49%	Quarterly	2.53%	Quarterly	09/18/24 (a)	09/18/29	THB	5,037	(839)	2	(841)
1-Day THOR, 2.49%	Quarterly	2.55%	Quarterly	09/18/24 (a)	09/18/29	THB	7,952	(1,154)	2	(1,156)
1-Day THOR, 2.49%	Quarterly	2.57%	Quarterly	09/18/24 (a)	09/18/29	THB	12,050	(1,437)	4	(1,441)
2.58%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	48,000	5,029	14	5,015
3-mo. STIBOR, 3.87%	Quarterly	2.58%	Annual	09/18/24 (a)	09/18/29	SEK	2,000	(2,214)	(201)	(2,013)
3-mo. STIBOR, 3.87%	Quarterly	2.64%	Annual	09/18/24 (a)	09/18/29	SEK	2,000	(1,677)	271	(1,948)
2.65%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	23,000	610	7	603
2.66%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	335,000	1,529	102	1,427
2.68%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	24,000	(272)	7	(279)
2.68%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24 (a)	09/18/29	THB	23,000	(319)	7	(326)
6-mo. EURIBOR, 3.80%	Semi-Annual	2.69%	Annual	09/18/24 (a)	09/18/29	EUR	2,000	(17,233)	(8,771)	(8,462)
2.76%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	09/18/24 (a)	09/18/29	EUR	250	1,205	(111)	1,316
3-mo. STIBOR, 3.87%	Quarterly	2.77%	Annual	09/18/24 (a)	09/18/29	SEK	13,000	(4,029)	3,526	(7,555)
2.77%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	09/18/24 (a)	09/18/29	EUR	310	1,444	(90)	1,534
2.77%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	09/18/24 (a)	09/18/29	EUR	260	1,168	547	621
2.79%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	09/18/24 (a)	09/18/29	EUR	240	810	201	609
1-Day SORA, 3.51%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	950	(12,279)	8	(12,287)
1-Day SORA, 3.51%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	950	(12,263)	8	(12,271)
3-mo. STIBOR, 3.87%	Quarterly	2.80%	Annual	09/18/24 (a)	09/18/29	SEK	66,000	(11,464)	(20,586)	9,122
6-mo. EURIBOR, 3.80%	Semi-Annual	2.80%	Annual	09/18/24 (a)	09/18/29	EUR	3,000	(9,725)	4,557	(14,282)
6-mo. EURIBOR, 3.80%	Semi-Annual	2.85%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	(772)	(1,504)	732
3-mo. STIBOR, 3.87%	Quarterly	2.88%	Annual	09/18/24 (a)	09/18/29	SEK	18,000	2,522	4,257	(1,735)
2.89%	Quarterly	3-mo. STIBOR, 3.87%	Annual	09/18/24 (a)	09/18/29	SEK	3,360	(627)	172	(799)
2.89%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	09/18/24 (a)	09/18/29	EUR	280	(358)	(298)	(60)
3-mo. STIBOR, 3.87%	Quarterly	2.90%	Annual	09/18/24 (a)	09/18/29	SEK	5,000	1,093	(648)	1,741
2.95%	Quarterly	3-mo. STIBOR, 3.87%	Annual	09/18/24 (a)	09/18/29	SEK	3,770	(1,638)	(441)	(1,197)
6-mo. PRIBOR, 5.16%	Semi-Annual	3.00%	Annual	09/18/24 (a)	09/18/29	CZK	26,500	(55,515)	13	(55,528)
6-mo. PRIBOR, 5.16%	Semi-Annual	3.07%	Annual	09/18/24 (a)	09/18/29	CZK	31,000	(61,091)	15	(61,106)
3.17%	Semi-Annual	1-Day SORA, 3.51%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	766	8	758
1-Day SORA, 3.51%	Semi-Annual	3.17%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	290	(222)	2	(224)
3.19%	Semi-Annual	1-Day SORA, 3.51%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	(69)	8	(77)
1-Day SORA, 3.51%	Semi-Annual	3.25%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	720	1,444	6	1,438
3.27%	Semi-Annual	1-Day SORA, 3.51%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	(2,574)	8	(2,582)
1-Day SORA, 3.51%	Semi-Annual	3.27%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	470	1,210	4	1,206
3.29%	Semi-Annual	1-Day SORA, 3.51%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	(3,178)	8	(3,186)
3.31%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/18/24 (a)	09/18/29	KRW	392,000	2,737	3	2,734
3.38%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	1,000	11,866	(3,113)	14,979
3.46%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	1,000	9,266	(561)	9,827
6-mo. PRIBOR, 5.16%	Semi-Annual	3.60%	Annual	09/18/24 (a)	09/18/29	CZK	12,580	(11,880)	6	(11,886)
1-Day CORRA, 5.00%	Semi-Annual	3.66%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	430	(1,235)	(207)	(1,028)
3.66%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	4,000	11,383	(1,271)	12,654
1-Day CORRA, 5.00%	Semi-Annual	3.68%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	290	(701)	(109)	(592)
3.69%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	1,000	1,979	(85)	2,064
3.77%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	260	4,932	317	4,615
3.80%	Annual	6-mo. NIBOR, 4.88%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	7,950	10,977	(6,618)	17,595
3.85%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	180	2,649	696	1,953
6-mo. PRIBOR, 5.16%	Semi-Annual	3.93%	Annual	09/18/24 (a)	09/18/29	CZK	7,860	(2,480)	4	(2,484)
3.94%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	1,060	15,337	8	15,329
6-mo. PRIBOR, 5.16%	Semi-Annual	3.94%	Annual	09/18/24 (a)	09/18/29	CZK	6,790	(2,091)	3	(2,094)
3.95%	Semi-Annual	6-mo. NIBOR, 4.88%	Annual	09/18/24 (a)	09/18/29	NOK	6,770	5,143	(971)	6,114
3.98%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	230	1,679	670	1,009
1-Day SONIA, 5.20%	Annual	4.00%	Annual	09/18/24 (a)	09/18/29	GBP	2,000	(13,452)	5,175	(18,627)
4.00%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	1,457	18,410	11	18,399
4.05%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	580	8,194	(1,036)	9,230
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SONIA, 5.20%	Annual	4.07%	Annual	09/18/24 (a)	09/18/29	GBP	1,000	$ (2,720)	$ (1,331)	$ (1,389)
4.10%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	1,000	9,926	7	9,919
4.15%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	250	2,422	888	1,534
6-mo. PRIBOR, 5.16%	Semi-Annual	4.16%	Annual	09/18/24 (a)	09/18/29	CZK	39,000	4,873	18	4,855
4.21%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	905	6,410	8	6,402
4.24%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	1,000	5,791	(197)	5,988
4.24%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	330	1,950	(263)	2,213
4.25%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	220	1,184	(673)	1,857
4.25%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	160	851	344	507
4.25%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	500	2,847	4	2,843
4.25%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	500	2,840	4	2,836
4.27%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	6,000	26,390	8,359	18,031
4.28%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	1,000	4,181	(28)	4,209
4.29%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24 (a)	09/18/29	USD	240	869	251	618
4.30%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	1,000	4,190	7	4,183
4.30%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	350	1,466	3	1,463
4.31%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	750	3,061	5	3,056
4.33%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	6,000	20,147	43	20,104
4.53%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	350	(832)	3	(835)
4.55%	Semi-Annual	6-mo. BBSW, 4.70%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	650	(1,854)	5	(1,859)
6-mo. WIBOR, 5.87%	Semi-Annual	4.65%	Annual	09/18/24 (a)	09/18/29	PLN	3,000	(17,358)	9	(17,367)
6-mo. WIBOR, 5.87%	Semi-Annual	4.73%	Annual	09/18/24 (a)	09/18/29	PLN	2,000	(10,026)	6	(10,032)
6-mo. WIBOR, 5.87%	Semi-Annual	4.81%	Annual	09/18/24 (a)	09/18/29	PLN	2,160	(8,935)	6	(8,941)
6-mo. WIBOR, 5.87%	Semi-Annual	4.93%	Annual	09/18/24 (a)	09/18/29	PLN	1,000	(2,900)	3	(2,903)
6-mo. WIBOR, 5.87%	Semi-Annual	4.95%	Annual	09/18/24 (a)	09/18/29	PLN	1,000	(2,735)	3	(2,738)
6-mo. WIBOR, 5.87%	Semi-Annual	4.95%	Annual	09/18/24 (a)	09/18/29	PLN	2,000	(5,387)	6	(5,393)
6-mo. WIBOR, 5.87%	Semi-Annual	5.14%	Annual	09/18/24 (a)	09/18/29	PLN	7,000	(5,505)	19	(5,524)
6-mo. WIBOR, 5.87%	Semi-Annual	5.16%	Annual	09/18/24 (a)	09/18/29	PLN	1,370	(710)	4	(714)
6-mo. WIBOR, 5.87%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	2,160	272	6	266
6-mo. WIBOR, 5.87%	Semi-Annual	5.25%	Annual	09/18/24 (a)	09/18/29	PLN	3,000	1,043	8	1,035
6-mo. WIBOR, 5.87%	Semi-Annual	5.34%	Annual	09/18/24 (a)	09/18/29	PLN	25,000	31,881	68	31,813
1-Day MIBOR, 6.75%	Semi-Annual	6.55%	Semi-Annual	09/18/24 (a)	09/18/29	INR	168,000	(2,686)	22	(2,708)
8.39%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	21,500	30,352	13	30,339
28-Day MXIBTIIE, 11.24%	Monthly	8.51%	Monthly	09/18/24 (a)	09/12/29	MXN	1,000	(2,312)	1	(2,313)
28-Day MXIBTIIE, 11.24%	Monthly	8.53%	Monthly	09/18/24 (a)	09/12/29	MXN	11,000	(24,816)	6	(24,822)
8.64%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	15,000	13,406	9	13,397
8.66%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	4,000	3,409	2	3,407
28-Day MXIBTIIE, 11.24%	Monthly	8.69%	Monthly	09/18/24 (a)	09/12/29	MXN	7,070	(13,421)	4	(13,425)
28-Day MXIBTIIE, 11.24%	Monthly	8.77%	Monthly	09/18/24 (a)	09/12/29	MXN	5,000	(8,597)	3	(8,600)
8.78%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	3,000	1,817	2	1,815
28-Day MXIBTIIE, 11.24%	Monthly	8.90%	Monthly	09/18/24 (a)	09/12/29	MXN	9,670	(13,817)	6	(13,823)
3-mo. JIBAR, 8.35%	Quarterly	9.04%	Quarterly	09/18/24 (a)	09/18/29	ZAR	3,700	(279)	2	(281)
9.04%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	12,000	803	7	796
9.07%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	12,000	(29)	7	(36)
28-Day MXIBTIIE, 11.24%	Monthly	9.16%	Monthly	09/18/24 (a)	09/12/29	MXN	9,090	(7,705)	5	(7,710)
9.25%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24 (a)	09/18/29	ZAR	102,000	(36,709)	60	(36,769)
28-Day MXIBTIIE, 11.24%	Monthly	9.26%	Monthly	09/18/24 (a)	09/12/29	MXN	5,000	(3,120)	3	(3,123)
28-Day MXIBTIIE, 11.24%	Monthly	9.33%	Monthly	09/18/24 (a)	09/12/29	MXN	10,000	(4,676)	5	(4,681)
28-Day MXIBTIIE, 11.24%	Monthly	9.40%	Monthly	09/18/24 (a)	09/12/29	MXN	229,790	(71,488)	125	(71,613)
28-Day MXIBTIIE, 11.24%	Monthly	9.53%	Monthly	09/18/24 (a)	09/12/29	MXN	17,000	(538)	9	(547)
28-Day MXIBTIIE, 11.24%	Monthly	9.55%	Monthly	09/18/24 (a)	09/12/29	MXN	5,000	65	3	62
3-mo. KRW CDC, 3.57%	Quarterly	3.16%	Quarterly	09/19/24 (a)	09/19/29	KRW	578,340	(6,915)	5	(6,920)
3.31%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	639,000	4,443	5	4,438
3.33%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	271,000	1,669	2	1,667
3-mo. KRW CDC, 3.57%	Quarterly	3.39%	Quarterly	09/19/24 (a)	09/19/29	KRW	652,600	(2,700)	6	(2,706)
3.42%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	2,031,000	6,271	16	6,255
3.45%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	77,000	158	1	157
3.47%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	10,087,000	14,672	81	14,591
3.48%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	3,725,000	4,061	30	4,031
3.50%	Quarterly	3-mo. KRW CDC, 3.57%	Quarterly	09/19/24 (a)	09/19/29	KRW	715,000	448	6	442
3-mo. KRW CDC, 3.57%	Quarterly	3.51%	Quarterly	09/19/24 (a)	09/19/29	KRW	338,310	(122)	3	(125)
50
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Quarterly	3-mo. HIBOR, 4.55%	Quarterly	09/19/24 (a)	09/19/29	HKD	5,370	$ 14,536	$ 8	$ 14,528
3.78%	Quarterly	3-mo. HIBOR, 4.55%	Quarterly	09/19/24 (a)	09/19/29	HKD	2,440	5,171	3	5,168
3.93%	Quarterly	3-mo. HIBOR, 4.55%	Quarterly	09/19/24 (a)	09/19/29	HKD	3,830	4,891	5	4,886
4.17%	Quarterly	3-mo. HIBOR, 4.55%	Quarterly	09/19/24 (a)	09/19/29	HKD	6,000	(251)	7	(258)
4.17%	Quarterly	3-mo. HIBOR, 4.55%	Quarterly	09/19/24 (a)	09/19/29	HKD	2,180	(91)	3	(94)
10.76%	Monthly	28-Day MXIBTIIE, 11.24%	Monthly	N/A	01/23/25	MXN	3,286	441	—	441
4.68%	Semi-Annual	3-mo. PRIBOR, 5.52%	Annual	N/A	03/20/25	CZK	4,767	582	1	581
5.14%	Semi-Annual	6-mo. WIBOR, 5.87%	Annual	N/A	12/20/25	PLN	358	1,014	—	1,014
3-mo. KRW CDC, 3.57%	Quarterly	3.83%	Quarterly	N/A	12/20/26	KRW	272,288	1,434	2	1,432
6-mo. EURIBOR, 3.80%	Semi-Annual	3.80%	Annual	N/A	07/21/28	EUR	88	3,484	2,158	1,326
28-Day MXIBTIIE, 11.24%	Monthly	9.70%	Monthly	N/A	04/23/29	MXN	621	(38)	—	(38)
2.49%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	02/19/54	EUR	613	9,310	23	9,287
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	02/20/54	EUR	613	7,107	24	7,083
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	02/20/54	EUR	628	6,257	24	6,233
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	03/01/54	EUR	305	3,066	12	3,054
2.46%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	03/22/54	EUR	128	2,678	5	2,673
2.54%	Semi-Annual	6-mo. EURIBOR, 3.80%	Annual	N/A	04/22/54	EUR	496	66	(1,030)	1,096
								$ 225,172	$ 82,845	$ 142,327

(a)	Forward swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/29	USD	86	$ (2,575)	$ (2,440)	$ (135)
American Electric Power Co., Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	90	(2,695)	(2,554)	(141)
American Express Co.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	90	(2,879)	(2,723)	(156)
Dominion Energy Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	87	(1,939)	(1,749)	(190)
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	108	2,183	1,779	404
Republic of Colombia	1.00	Quarterly	BNP Paribas SA	06/20/29	USD	69	2,618	2,432	186
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	38	2,230	2,336	(106)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	36	2,109	2,210	(101)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	15	869	964	(95)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	26	1,506	1,703	(197)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	15	1,151	1,332	(181)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	37	2,877	3,802	(925)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	37	2,877	3,802	(925)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	32	2,532	3,346	(814)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	57	4,594	5,019	(425)
United Mexican States	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	92	(179)	(291)	112
							$ 15,279	$ 18,968	$ (3,689)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
10.30%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	2,858	$ 160	$ —	$ 160
10.32%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	2,829	98	—	98
Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.76%	At Termination	1-Day COOIS, 11.40%	At Termination	Citibank N.A.	N/A	11/05/24	COP	624,054	$ 1,255	$ —	$ 1,255
1-Day BZDIOVER, 0.04%	At Termination	10.58%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	1,871	(1,832)	—	(1,832)
1-Day BZDIOVER, 0.04%	At Termination	10.62%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	2,352	(27)	—	(27)
1-Day CLP Interbank Rate, 23,847.87%	At Termination	4.95%	At Termination	Bank of America N.A.	N/A	04/01/25	CLP	369,507	(342)	—	(342)
1-Day BZDIOVER, 0.04%	At Termination	10.29%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	537	(1,699)	—	(1,699)
1-Day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	9	(21)	—	(21)
10.97%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	743	(92)	—	(92)
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	606	(3,743)	—	(3,743)
4.98%	Semi-Annual	1-Day CLP Interbank Rate, 23,847.87%	Semi-Annual	Bank of America N.A.	N/A	04/01/26	CLP	202,909	747	—	747
1-Day BZDIOVER, 0.04%	At Termination	10.29%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,552	(33,653)	—	(33,653)
1-Day BZDIOVER, 0.04%	At Termination	10.29%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/29	BRL	2,202	(20,869)	—	(20,869)
1-Day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	3,017	(27,805)	—	(27,805)
1-Day BZDIOVER, 0.04%	At Termination	10.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,000	(16,346)	—	(16,346)
1-Day BZDIOVER, 0.04%	At Termination	11.33%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	29,000	(12,316)	—	(12,316)
									$ (116,485)	$ —	$ (116,485)
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 278,272	$ (232,877)	$ 2,030,004	$ (1,880,686)	$ —
OTC Swaps	28,725	(9,757)	2,962	(123,136)	—
Options Written	N/A	N/A	39,281	(29,828)	(171,245)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

52
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,209,120	$ —	$ 1,209,120
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,240,843	—	—	1,240,843
Options purchased Investments at value — unaffiliated(b)	—	—	—	105,147	493,304	—	598,451
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	114	—	—	1,952,652	77,238	2,030,004
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	29,427	—	—	2,260	—	31,687
	$ —	$ 29,541	$ —	$ 1,345,990	$ 3,657,336	$ 77,238	$ 5,110,105
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 756,804	$ —	$ 756,804
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,172,636	—	—	1,172,636
Options written Options written at value	—	—	—	5,855	165,390	—	171,245
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	70,361	—	—	1,810,325	—	1,880,686
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	14,148	—	—	118,745	—	132,893
	$ —	$ 84,509	$ —	$ 1,178,491	$ 2,851,264	$ —	$ 4,114,264

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 78,885	$ —	$ 1,003,592	$ —	$ 1,082,477
Forward foreign currency exchange contracts	—	—	—	(191,628)	—	—	(191,628)
Options purchased(a)	—	—	—	(42,342)	(551,315)	—	(593,657)
Options written	—	—	—	11,136	357,005	—	368,141
Swaps	—	27,867	—	—	(564,563)	294,539	(242,157)
	$ —	$ 27,867	$ 78,885	$ (222,834)	$ 244,719	$ 294,539	$ 423,176
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,396,594	$ —	$ 1,396,594
Forward foreign currency exchange contracts	—	—	—	91,744	—	—	91,744
Options purchased(b)	—	—	—	6,383	37,986	—	44,369
Options written	—	—	—	(289)	(24,084)	—	(24,373)
Swaps	—	(93,700)	—	—	(10,444)	78,781	(25,363)
	$ —	$ (93,700)	$ —	$ 97,838	$ 1,400,052	$ 78,781	$ 1,482,971

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Schedule of Investments
53

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$89,964,597
Average notional value of contracts — short	$69,346,650
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$54,836,616
Average amounts sold — in USD	$47,358,722
Options:
Average value of option contracts purchased	$108,939
Average value of option contracts written	$56,141
Average notional value of swaption contracts purchased	$64,540,341
Average notional value of swaption contracts written	$101,688,994
Credit default swaps:
Average notional value — buy protection	$16,592,948
Average notional value — sell protection	$7,910,800
Interest rate swaps:
Average notional value — pays fixed rate	$170,091,246
Average notional value — receives fixed rate	$154,117,765
Inflation swaps:
Average notional value — pays fixed rate	$4,690,137
Average notional value — receives fixed rate	$1,363,287
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 397,684	$ 369,049
Forward foreign currency exchange contracts	1,240,843	1,172,636
Options	598,451 (a)	171,245
Swaps — centrally cleared	74,095	—
Swaps — OTC(b)	31,687	132,893
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,342,760	1,845,823
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(474,333)	(369,846)
Total derivative assets and liabilities subject to an MNA	$ 1,868,427	$ 1,475,977

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 158,900	$ (96,263)	$ —	$ —	$ 62,637
Barclays Bank PLC	255,513	(202,573)	—	—	52,940
BNP Paribas SA	88,279	(88,279)	—	—	—
Citibank N.A.	84,431	(84,431)	—	—	—
Goldman Sachs International	758,537	(342,705)	—	(415,832)	—
Morgan Stanley & Co. International PLC	365,527	(365,527)	—	—	—
Royal Bank of Canada	1,290	—	—	—	1,290
UBS AG	155,950	(155,950)	—	—	—
	$ 1,868,427	$ (1,335,728)	$ —	$ (415,832)	$ 116,867
54
2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 96,263	$ (96,263)	$ —	$ —	$ —
Barclays Bank PLC	202,573	(202,573)	—	—	—
BNP Paribas SA	89,760	(88,279)	—	—	1,481
Citibank N.A.	144,476	(84,431)	—	(10,000)	50,045
Goldman Sachs International	342,705	(342,705)	—	—	—
Morgan Stanley & Co. International PLC	423,655	(365,527)	—	—	58,128
UBS AG	176,545	(155,950)	—	—	20,595
	$ 1,475,977	$ (1,335,728)	$ —	$ (10,000)	$ 130,249

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,558,327	$ 170,901	$ 48,729,228
Corporate Bonds	—	196,567,516	—	196,567,516
Foreign Agency Obligations	—	13,091,909	—	13,091,909
Municipal Bonds	—	3,426,682	—	3,426,682
Non-Agency Mortgage-Backed Securities	—	72,723,781	—	72,723,781
Preferred Securities
Capital Trust	—	19,786	—	19,786
U.S. Government Sponsored Agency Securities	—	226,243,219	—	226,243,219
U.S. Treasury Obligations	—	198,087,906	—	198,087,906
Short-Term Securities
Foreign Agency Obligations	—	60,161	—	60,161
Money Market Funds	57,461,586	—	—	57,461,586
U.S. Treasury Obligations	—	10,506,756	—	10,506,756
Options Purchased
Foreign Currency Exchange Contracts	—	105,147	—	105,147
Interest Rate Contracts	2,554	490,750	—	493,304
Liabilities
Investments
TBA Sale Commitments	—	(53,076,993)	—	(53,076,993)
	$ 57,464,140	$ 716,804,947	$ 170,901	$ 774,439,988
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 816	$ —	$ 816
Foreign Currency Exchange Contracts	—	1,240,843	—	1,240,843
Interest Rate Contracts	1,209,120	1,954,912	—	3,164,032
Other Contracts	—	77,238	—	77,238
Liabilities
Credit Contracts	—	(74,752)	—	(74,752)
Schedule of Investments
55

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Foreign Currency Exchange Contracts	$ —	$ (1,178,491)	$ —	$ (1,178,491)
Interest Rate Contracts	(757,601)	(2,093,663)	—	(2,851,264)
	$ 451,519	$ (73,097)	$ —	$ 378,422

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
56
2024 BlackRock Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)
April 30, 2024

BlackRock Diversified Fixed Income Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 770,055,395
Investments, at value — affiliated(c)	57,461,586
Cash pledged:
Collateral — OTC derivatives	10,000
Collateral — TBA commitments	683,000
Futures contracts	2,994,000
Centrally cleared swaps	4,407,645
Foreign currency, at value(d)	2,071,964
Receivables:
Investments sold	2,246,632
Securities lending income — affiliated	2,639
TBA sale commitments	53,609,284
Dividends — affiliated	203,129
Interest — unaffiliated	5,159,265
Variation margin on futures contracts	397,684
Variation margin on centrally cleared swaps	74,095
Swap premiums paid	28,725
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,240,843
OTC swaps	2,962
Prepaid expenses	3,642
Total assets	900,652,490
LIABILITIES
Bank overdraft	47,640
Cash received as collateral for OTC derivatives	480,000
Collateral on securities loaned	12,396,465
Options written, at value(e)	171,245
TBA sale commitments, at value(f)	53,076,993
Payables:
Investments purchased	147,280,931
Administration fees	33,688
Deferred foreign capital gain tax	67
Foreign taxes	129
Investment advisory fees	80,551
Options written	47,117
Principal payups	438
Professional fees	15,145
Variation margin on futures contracts	369,049
Swap premiums received	9,757
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,172,636
OTC swaps	123,136
Total liabilities	215,304,987
Commitments and contingent liabilities
NET ASSETS	$ 685,347,503
NET ASSETS CONSIST OF
Paid-in capital	$ 689,422,253
Accumulated loss	(4,074,750)
NET ASSETS	$ 685,347,503
(a)Investments, at cost—unaffiliated	$776,804,547
(b)Securities loaned, at value	$11,884,560
(c)Investments, at cost—affiliated	$57,462,621
(d)Foreign currency, at cost	$2,081,026
(e)Premiums received	$180,698
(f)Proceeds from TBA sale commitments	$53,609,284
Financial Statements
57

Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2024

BlackRock Diversified Fixed Income Fund
NET ASSET VALUE
Institutional
Net assets	$ 409,099,832
Shares outstanding	41,154,279
Net asset value	$ 9.94
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 276,247,671
Shares outstanding	29,582,235
Net asset value	$ 9.34
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
58
2024 BlackRock Semi-Annual Report to Shareholders

Statement of Operations (unaudited)
Six Months Ended April 30, 2024

BlackRock Diversified Fixed Income Fund
INVESTMENT INCOME
Dividends — affiliated	$1,733,151
Interest — unaffiliated	16,668,380
Securities lending income — affiliated — net	17,438
Foreign taxes withheld	(878)
Total investment income	18,418,091
EXPENSES
Investment advisory	851,153
Administration — class specific	555,837
Professional	15,106
Trustees and Officer	4,344
Miscellaneous	1,135
Total expenses	1,427,575
Less:
Administration fees waived by the Administrator — class specific	(340,461)
Fees waived and/or reimbursed by the Manager	(365,487)
Fees waived and/or reimbursed by the Administrator/Manager	(19,450)
Total expenses after fees waived and/or reimbursed	702,177
Net investment income	17,715,914
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	6,813,911
Investments — affiliated	(2,896)
Forward foreign currency exchange contracts	(191,628)
Foreign currency transactions	(19,537)
Futures contracts	1,082,477
Options written	368,141
Swaps	(242,157)
7,808,311
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	9,012,423
Investments — affiliated	(1,427)
Forward foreign currency exchange contracts	91,744
Foreign currency translations	(10,403)
Futures contracts	1,396,594
Options written	(24,373)
Swaps	(25,363)
10,439,195
Net realized and unrealized gain	18,247,506
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,963,420
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(92)
(b) Net of increase in deferred foreign capital gain tax of	$(67)
See notes to financial statements.
Financial Statements
59

Statements of Changes in Net Assets

	BlackRock Diversified Fixed Income Fund
	Six Months Ended 04/30/24 (unaudited)	Period from 01/18/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,715,914	$7,932,135
Net realized gain (loss)	7,808,311	(6,600,223)
Net change in unrealized appreciation (depreciation)	10,439,195	(16,109,665)
Net increase (decrease) in net assets resulting from operations	35,963,420	(14,777,753)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(11,063,215)	(451,133)
Class K	(6,559,345)	(7,186,724)
Decrease in net assets resulting from distributions to shareholders	(17,622,560)	(7,637,857)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,315,375	648,106,878
NET ASSETS
Total increase in net assets	59,656,235	625,691,268
Beginning of period	625,691,268	—
End of period	$685,347,503	$625,691,268

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
60
2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund
	Institutional
	Six Months Ended 04/30/24 (unaudited)	Period from 09/19/23(a) to 10/31/23

Net asset value, beginning of period	$9.65	$10.00
Net investment income(b)	0.26	0.06
Net realized and unrealized gain (loss)	0.29	(0.36)
Net increase (decrease) from investment operations	0.55	(0.30)
Distributions from net investment income(c)	(0.26)	(0.05)
Net asset value, end of period	$9.94	$9.65
Total Return(d)
Based on net asset value	5.66%(e)	(2.96)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.46%(g)	0.45%(g)
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%(g)
Net investment income	5.16%(g)	5.00%(g)
Supplemental Data
Net assets, end of period (000)	$409,100	$413,831
Portfolio turnover rate(h)	274%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/24 (unaudited)	Period from 09/19/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	171%	205%
See notes to financial statements.
Financial Highlights
61

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund (continued)
	Class K
	Six Months Ended 04/30/24 (unaudited)	Period from 01/18/23(a) to 10/31/23

Net asset value, beginning of period	$9.06	$10.00
Net investment income(b)	0.25	0.35
Net realized and unrealized gain (loss)	0.28	(0.96)
Net increase (decrease) from investment operations	0.53	(0.61)
Distributions from net investment income(c)	(0.25)	(0.33)
Net asset value, end of period	$9.34	$9.06
Total Return(d)
Based on net asset value	5.80%(e)	(6.21)%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.36%(h)	0.37%(h)
Total expenses after fees waived and/or reimbursed	0.14%(h)	0.13%(h)
Net investment income	5.28%(h)	4.58%(h)
Supplemental Data
Net assets, end of period (000)	$276,248	$211,860
Portfolio turnover rate(i)	274%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/24 (unaudited)	Period from 01/18/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	171%	205%
See notes to financial statements.
62
2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Fixed Income Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Notes to Financial Statements
63

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
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Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Notes to Financial Statements
65

Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
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Notes to Financial Statements (unaudited) (continued)

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BMO Capital Markets Corp.	$ 382,288	$ (382,288)	$ —	$ —
HSBC Securities (USA), Inc.	98,015	(98,015)	—	—
J.P. Morgan Securities LLC	2,050,917	(2,050,917)	—	—
Jefferies LLC	1,317,937	(1,317,937)	—	—
RBC Capital Markets LLC	1,348,427	(1,348,427)	—	—
TD Securities (USA) LLC	69,428	(69,428)	—	—
Toronto-Dominion Bank	5,309,947	(5,309,947)	—	—
UBS Securities LLC	253,594	(253,594)	—	—
Wells Fargo Bank N.A.	92,628	(92,628)	—	—
Wells Fargo Securities LLC	961,379	(961,379)	—	—
	$ 11,884,560	$ (11,884,560)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements
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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
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In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Notes to Financial Statements
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Notes to Financial Statements (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has  delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion – $3 billion	0.24
$3 billion – $5 billion	0.23
$5 billion – $10 billion	0.22
Greater than $10 billion	0.21
The Manager contractually agreed to waive 0.10% of its investment advisory fees through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2024, the Manager waived $340,461 pursuant to this agreement.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund.  For such services, BAL charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.20% of the average daily net assets of the Fund’s Institutional Shares and 0.10% of the average daily net assets of the Fund’s Class K Shares.
For the six months ended April 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 430,751	$ 125,086	$ 555,837
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. BAL contractually agreed to waive 0.10% of its administration fees for each of Institutional Shares and Class K Shares through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts waived by the Administrator are included in administration fees waived by the Administrator — class specific in the Statement of Operations. For the six months ended April 30, 2024, class specific expense waivers were as follows:
Administration Fees Waived by the Administrator- Class Specific
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 215,375	$ 125,086	$ 340,461
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2024, the amount waived was $24,918.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’ s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
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notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended April 30, 2024, the Manager waived $108 in investment advisory fees pursuant to this arrangement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit against the administration and/or investment advisory fees paid by the Fund in an amount equal to these independent expenses as applicable, through June 30, 2034. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the six months ended April 30, 2024, the amount waived was $19,450.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended April 30, 2024, the Fund paid BTC $5,955 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Diversified Fixed Income Fund	$ 202,804,404	$ 196,523,305	$ 1,855,857,440	$ 1,728,160,811
For the six months ended April 30, 2024, purchases and sales related to mortgage dollar rolls were $726,388,786 and $725,935,113, respectively.
Notes to Financial Statements
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Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of October 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
BlackRock Diversified Fixed Income Fund	$ (7,189,904)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	$ 834,606,270	$ 10,525,167	$ (16,523,045)	$ (5,997,878)
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the  Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
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Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the  Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests  a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
Notes to Financial Statements
73

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/24		Period from 01/18/23(a) to 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund
Institutional(b)
Shares sold	1,289,420	$ 13,397,066	42,847,575	$ 415,675,560
Shares issued in reinvestment of distributions	1,086,305	11,063,215	46,749	451,133
Shares redeemed	(4,115,770)	(42,286,899)	—	—
	(1,740,045)	$ (17,826,618)	42,894,324	$ 416,126,693
Class K(c)
Shares sold	5,519,213	$ 52,582,648	22,626,786	$ 224,793,561
Shares issued in reinvestment of distributions	686,165	6,559,345	750,081	7,186,724
Shares redeemed	—	—	(10)	(100)
	6,205,378	$ 59,141,993	23,376,857	$ 231,980,185
	4,465,333	$ 41,315,375	66,271,181	$ 648,106,878

(a)	Commencement of operations.
(b)	The share class commenced operations on September 19, 2023.
(c)	On the close of business on September 18, 2023, all of the issued and outstanding shares were redesignated as Class K Shares.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2024 BlackRock Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Diversified Fixed Income Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications.  The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
75

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 537-4942; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
76
2024 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
77

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
AMT	Alternative Minimum Tax
BAB	Build America Bond
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai InterBank Overnight Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
78
2024 BlackRock Semi-Annual Report to Shareholders

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DFI-04/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 25, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: June 25, 2024

4